                              AMSOUTH MUTUAL FUNDS
                              ....................
                              --------------------

                       [LOGO OF AMSOUTH(R) APPEARS HERE]
                                  AMSOUTH BANK
                               Investment Advisor

--------------------------------------------------------------------------------

                                     ANNUAL
                                     REPORT
                                  JULY 31, 1998

--------------------------------------------------------------------------------

                                 --------------
                                     AMSOUTH
                                 --------------
                                  MUTUAL FUNDS
                                 --------------

                        BISYS Fund Services, Distributor

                                Not FDIC Insured

                               TABLE OF CONTENTS

                MESSAGE FROM THE CHAIRMAN AND INVESTMENT ADVISOR
                                     PAGE 1

                       REPORT OF INDEPENDENT ACCOUNTANTS
                                    PAGE 26

                      STATEMENTS OF ASSETS AND LIABILITIES
                                    PAGE 27

                            STATEMENTS OF OPERATIONS
                                    PAGE 31

                      STATEMENTS OF CHANGES IN NET ASSETS
                                    PAGE 35

                       SCHEDULES OF PORTFOLIO INVESTMENTS
                                    PAGE 40

                         NOTES TO FINANCIAL STATEMENTS
                                    PAGE 78

                              FINANCIAL HIGHLIGHTS
                                    PAGE 91


             THE AMSOUTH MUTUAL FUNDS, LIKE ALL MUTUAL FUNDS, ARE
             NOT FDIC INSURED NOR INSURED BY ANY OTHER AGENCY AND
              ARE NOT OBLIGATIONS OR DEPOSITS OF, OR ENDORSED OR
                   GUARANTEED BY, AMSOUTH BANK OR ANY OF ITS
              AFFILIATES. INVESTMENT PRODUCTS INVOLVE INVESTMENT
               RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

MESSAGE FROM THE CHAIRMAN AND INVESTMENT ADVISOR

Dear Shareholders:

We are pleased to send you this annual report for the AmSouth Mutual Funds. The 12-month period that ended July 31, 1998, was not for investors who are faint of heart. After all, this was a year when stock prices climbed to several new highs, only to drop a record 554 points last October 27.

At the same time, it was not a year to be sitting safely on the sidelines. Turmoil and opportunity often come hand in hand, to be separated and utilized by those investors who can spot a good bargain. Periods of stock market volatility such as the current one can be unsettling. But such times also offer an opportunity to revisit the principles that guide our investment strategy. One principle is consistency: We will maintain our strategy regardless of temporary fluctuations in securities prices, and will continue to invest in securities designed to meet each fund's stated long-term objective. There is little to be gained--and much to be lost--by adopting a strategy that attempts to predict the financial markets' short-term movements. We are firmly convinced that a sound and consistent long-term investment policy offers the most effective way to cope with temporary market swings. Such a policy also provides the best opportunity for our funds and their shareholders to achieve their financial goals.

Our new Small Cap Fund was introduced on March 2, 1998, and is subadvised by Sawgrass Asset Management. The Small Cap Fund complements our fund family and offers shareholders another means of diversifying their investments.

STOCKS: THE BIG NAMES MADE THE BIG MONEY
It is our belief that if there was one theme that played out in the stock market for much of our fiscal year, it was that "bigger was better." Although we believe some large-cap stocks appeared grossly overvalued by every fundamental measure, these were the issues that most investors wanted to buy. A very narrow group of the largest, best-known stocks formed the engine that drove the market upward.

However, as we discussed in our last report six months ago, valuations such as price-to-earnings and price-to-book swelled to levels that we consider unsustainable. When it became apparent toward the end of our fiscal year that earnings growth at larger corporations was slowing considerably--due in part to a collapse in Asia--and probably would continue to fall, investors started to retreat. And as we write this letter in August, investor uncertainty has hit the market, further disturbing the underpinnings of what has been one of the great bull advances of this century.

BONDS: A BOOST FROM BAD NEWS IN ASIA
Although the economic crisis in Asia caused the stock market to fall, many fixed-income instruments, especially longer term issues, benefited from the crisis. Particularly in the fourth quarter of 1997, investors flocked to U.S. Treasury securities for their unimpeachable quality. This "flight to quality" drove down long-term rates and raised bond prices. Our fixed-income managers were well positioned to take advantage of profit opportunities in the bond market.

Perhaps surprisingly, the Federal Reserve kept the lid on short-term rates. The benchmark, the fed funds rate (the rate banks charge one another for overnight loans), was kept at an artificially high 5.5% for the entire 12 months. This resulted in an unusually flat yield curve, with very short securities providing almost as much yield as very long bonds.

OUR OUTLOOK: A NEUTRAL ENVIRONMENT
Despite the economic uneasiness that is lurking around the globe, we are not altogether bearish about the next six to 12 months. The U.S. economy, in our view, remains relatively strong, jobs are plentiful, consumers are spending, and inflation continues to be remarkably absent. And if interest rates are to move much over the next year, we feel that they are more likely to slip lower than higher, particularly if the Fed finally decides to let the fed funds rate fall at least a bit.

As long-term investors, we believe that trying to time the markets is folly. For the most part, our funds remain fully invested, and we intend to pursue the best opportunities we can find for you, our shareholders.

In the pages that follow this letter, you will find a report for each of the AmSouth Mutual Funds, along with the Schedules of Portfolio Investments. We encourage you to review this material, so that you may fully understand how your investment is being managed. As always, we appreciate your continued support and look forward to meeting your investment needs in the months and years to come.

Sincerely,


/s/ George Landreth

George Landreth                        AmSouth Bank
Chairman                               Investment Advisor
AmSouth Mutual Funds

For more complete information on any of the AmSouth Mutual Funds, including charges and expenses, call 1-800-451-8382 for a prospectus, which you should read carefully before you invest or send money. Shares are distributed by BISYS Fund Services.

THE AMSOUTH REGIONAL EQUITY FUND+
The AmSouth Regional Equity Fund is managed by Pedro Verdu, CFA. Mr. Verdu has more than 25 years of investment experience as an analyst and portfolio manager. He holds an MBA in finance and a bachelor's degree in economics.

A DIFFICULT TIME FOR SMALL STOCKS
For the 12 months ended July 31, 1998, the AmSouth Regional Equity Fund produced a total return of -0.31% (Classic Shares at NAV)/1/. In comparison, the S&P 500 Index rose 19.31%, while the Lipper Capital Appreciation Index moved up 13.27%./2/

The Fund struggled in an environment that was unusually challenging for the type of stocks we buy, for a number of reasons. Small-cap stocks generally did poorly, especially since the beginning of 1998, and a few of the companies in our portfolio missed their earnings targets or experienced other adverse events. As a result, with the skittish market, some stocks in the portfolio fell 30% to 60% in one day.

SOME PEARLS AMONG THE CHAFF
Nevertheless, we enjoyed some success. Office Depot (2.56% of net assets) saw its stock fall after the agreement to merge with Staples was rejected by the Justice Department, but when the company proved it could right itself, the stock went back up sharply. Winslow Furniture (1.53%) was up more than 100% over the last 12 months. Health Management Associates (5.75%), which purchases and manages existing health centers, in our view, does an excellent job of improving levels of performance and profitability.*

STABLE GROWTH SHOULD HELP THE REGION
The economy in the Southeast has been stable, growing at a slightly faster rate than the U.S. economy as a whole. We believe that it may not change over the next 12 months. We do not foresee any major problems on the horizon. A minor problem that has been cropping up throughout the larger metropolitan areas is a growing labor shortage. Unemployment levels are so low that companies are having to work harder and smarter with their current employees. At the same time, we believe the region is relatively insulated from the problems in Asia, which is a plus.

As of July 31, 1998, the Fund's top five holdings were HEALTHSOUTH Corp. (6.84%), Health Management Associates (5.75%), Russell Corp. (3.98%), Scientific Atlanta, Inc. (3.53%) and Wolverine Tube (2.99%).*

+ Regional funds may be subject to additional risk, since the companies they invest in are located in one geographical location.
/1The/Fund's Classic Shares return with a maximum sales charge 4.50% was -
  4.79% for the period.
/2The/Lipper Capital Appreciation Index is comprised of managed funds that aim at maximum capital appreciation, Lipper Analytical indicates that these funds achieve their results frequently by means of 100% or more portfolio turnover, leveraging, purchasing unregistered securities, purchasing options, etc. The index may reflect large cash positions.
* The composition of the Fund's holdings is subject to change.

THE AMSOUTH REGIONAL EQUITY FUND

--------------------------------------------------------------------------------
 Value of a $10,000 Investment
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]



            AmSouth Regional  AmSouth Regional     S&P 500    AmSouth Regional
               Equity Fund       Equity Fund        Stock       Equity Fund        Lipper Capital
   Date     (Premier Shares)  (Classic Shares)*     Index       (B Shares)**     Appreciation Index
   ----     ---------------   -----------------    -------      ------------     ------------------
   12/1/88       10,000             9,550          10,000         10,000               10,000

    7/1/89       11,779            11,250          12,980         11,620               12,919

    7/1/90       12,888            12,309          13,822         12,488               13,328

    7/1/91       14,501            13,850          15,577         14,201               14,988

    7/1/92       17,497            16,712          17,555         17,197               16,592

    7/1/93       20,214            19,307          19,084         20,014               19,096

    7/1/94       21,199            20,249          20,069         21,100               19,796

    7/1/95       24,401            23,306          25,307         24,401               25,244

    7/1/96       27,598            26,360          29,378         27,598               27,377

    7/1/97       38,367            36,646          44,689         38,367               36,419

    1/1/98       38,768            37,010          46,280         38,628               36,962

    7/1/98       38,315            36,527          53,318         37,998               41,252

--------------------------------------------------------------------------------
 Average Annual Total Return
--------------------------------------------------------------------------------
                                                                       Since
 As of                            1                  5               Inception
 July 31, 1998                  Year               Year              (12/1/88)
 -----------------------------------------------------------------------------
 Classic*                      -4.79%             12.56%              14.35%
 -----------------------------------------------------------------------------
 Premier                       -0.12%             13.64%              14.91%
 -----------------------------------------------------------------------------
 B Shares**                    -5.74%             13.21%              14.81%
 -----------------------------------------------------------------------------
--------------------------------------------------------------------------------
 * Reflects 4.50% sales charge.
** Reflects applicable contingent deferred sales charge.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

Effective September 2, 1997, the Funds existing shares, which were previously unclassified were designated either Classic or Premier Shares. The performance figures for Premier Shares for periods prior to such date represent the performance for Classic Shares of the Fund.

B Shares commenced operations on September 3, 1997. The performance figures for B Shares for periods prior to such date represent the performance for Classic Shares of the Fund.

The performance of the AmSouth Regional Equity Fund is measured against the S&P 500 Index and the Lipper Capital Appreciation Index. The S&P 500 Index is an unmanaged index generally representative of the U.S. stock market. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. However, the Lipper Capital Appreciation Index, a managed index, and the Fund's performance do reflect the deduction of fees for these value-added services. During the period shown, the Fund waived fees for various expenses. Had these waivers not been in place, performance quoted would have been lower.

THE AMSOUTH EQUITY FUND
The AmSouth Equity Fund is managed by Pedro Verdu, CFA. Mr. Verdu has more than 25 years of investment experience as an analyst and portfolio manager. He holds an MBA in finance and a bachelor's degree in economics.

THE FALLOUT FROM ASIA CONTINUED TO GROW
For the 12 months ended July 31, 1998, the AmSouth Equity Fund produced a total return of 12.34% (Classic Shares at NAV)/1/. In comparison, the S&P 500 Index rose 19.31%, while the Lipper Capital Appreciation Index gained 13.27%./2/

As the period proceeded, it became obvious that the economic crisis in Asia could adversely affect the earnings of many American corporations, especially companies that exported a significant portion of their goods or services to the Far East. Bad news in the financial markets often gets worse before it gets better, and this was the case with the "Asian flu." In fact, as the period ended, the stock market moved sharply lower as investors struggled to fully comprehend the true impact of the Asian crisis.

RETAIL WAS A WINNING SECTOR
Nonetheless, there were pockets of profitability to be found. One sector that actually profited from currency devaluations abroad was the retail sector. Retailers importing products from Asia benefited from paying lower prices. Some of the retail companies who contributed substantial gains to our performance were Wal-Mart Stores Inc. (3.13% of net assets), The Gap (1.85%) and Dayton Hudson Corp. (2.79%).*

The Fund also realized gains from other stocks. We did particularly well with Ford Motor Co. (2.19%) and financial stocks such as NationsBank (1.24%). Some of our top health care holdings included American Home Products (1.00%) and Pharmacia & Upjohn, Inc. (2.81%). We believe there are a number of health-care and pharmaceutical companies that offer attractive, long term potential. We are also excited about Cabletron (1.17%), a technology stock we recently added to the Fund.*

WILL CONSUMERS KEEP THE MARKET AFLOAT?
In recent months, the market has benefited from strong consumer spending. With low inflation and high levels of employment, in our view, Americans have been willing to spend money. Looking ahead at how the U.S. economy and the stock market might perform, a lot will depend on the consumer. If for some reason people decide to spend less, we believe that could kick the final prop out from under the economy and the market.

As of July 31, 1998, the Fund's top five holdings were Wal-Mart Stores Inc. (3.13%), Pharmacia & Upjohn, Inc. (2.81%), Dayton Hudson Corp. (2.79%), Rubbermaid, Inc. (2.75%) and CVS Corp. (2.75%).*

/1The/Fund's Classic Shares return with a maximum 4.50% sales charge was 7.29%
  for the period.
/2The/Lipper Capital Appreciation Index is comprised of managed funds that aim at maximum capital appreciation, Lipper Analytical indicates that these funds achieve their results frequently by means of 100% or more portfolio turnover, leveraging, purchasing unregistered securities, purchasing options, etc. The index may reflect large cash positions.
* The composition of the Fund's holdings is subject to change.

THE AMSOUTH EQUITY FUND

--------------------------------------------------------------------------------
 Value of a $10,000 Investment
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]



        AmSouth Equity AmSouth Equity  AmSouth Equity  S&P 500  Lipper Capital
        Fund (Premier   Fund (Classic      Fund         Stock    Appreciation
  Date     Shares)        Shares)*      (B Shares)**    Index       Index
  ----  -------------- --------------  --------------  -------  --------------
   88      10,000            9,550        10,000       10,000       10,000

   89      12,406           11,849        11,906       12,980       12,919

   90      12,611           12,046        12,211       13,822       13,328

   91      13,679           13,065        13,379       15,577       14,988

   92      15,449           14,757        15,149       17,555       16,592

   93      17,582           16,794        17,382       19,084       19,096

   94      18,972           18,121        18,872       20,069       19,796

   95      22,628           21,613        22,628       25,307       25,244

   96      25,137           24,010        25,137       29,378       27,377

   97      35,783           34,178        35,783       44,689       36,419

   98      36,735           35,082        36,648       46,280       36,962

   98      40,231           38,381        39,940       53,318       41,252


--------------------------------------------------------------------------------
 Average Annual Total Return
--------------------------------------------------------------------------------
                                                                        Since
 As of                            1                  5                Inception
 July 31, 1998                  Year               Year               (12/1/88)
 ------------------------------------------------------------------------------
 Classic*                       7.29%             16.90%                14.93%
 ------------------------------------------------------------------------------
 Premier                       12.46%             18.01%                15.50%
 ------------------------------------------------------------------------------
 B Shares**                     6.66%             17.63%                15.41%
 ------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 * Reflects 4.50% sales charge.
** Reflects applicable contingent deferred sales charge.


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

Effective September 2, 1997, the Funds existing shares, which were previously unclassified were designated either Classic or Premier Shares. The performance figures for Premier Shares for periods prior to such date represent the performance for Classic Shares of the Fund.

B Shares commenced operations on September 3, 1997. The performance figures for B Shares for periods prior to such date represent the performance for Classic Shares of the Fund.

The performance of the AmSouth Equity Fund is measured against the S&P 500 Index and the Lipper Capital Appreciation Fund Index. The S&P 500 Index is an unmanaged index generally representative of the U.S. stock market. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. However, the Lipper Capital Appreciation Fund Index, a managed index, and the Fund's performance do reflect the deduction of fees for these value-added services. During the period shown, the Fund waived fees for various expenses. Had these waivers not been in place, performance quoted would have been lower.

THE AMSOUTH EQUITY INCOME FUND
The AmSouth Equity Income Fund is subadvised by Rockhaven Asset Management and managed by Christopher Wiles, CFA. President and chief investment officer of Rockhaven, Mr. Wiles has more than 14 years of investment management experience. He holds an MBA and a bachelor's degree in finance.

NARROW MARKET LEADERSHIP WORKED AGAINST US
For the 12 months ended July 31, 1998, the AmSouth Equity Income Fund produced a total return of 7.29% (Classic Shares at NAV)/1/. In comparison, the S&P 500 Index rose 19.31%, and the Lipper Equity Income Fund Index gained 11.42%./2/

We saw a huge disparity between the different segments of the market. During the period, large-cap growth stocks were up twice as much as the large-cap value stocks we generally favor. There also was very narrow leadership in the market, with the ten largest stocks among the Standard & Poor's 500 Index trading at historically excessive valuations.

WE HAD SOME SUCCESS, AND WE ARE LOOKING FOR MORE
Our goal is to provide good market exposure at relatively low levels of risk, and we feel we did that. Among our successes was Ford Motor Co. (2.15% of net assets). Ford has taken market share from both Chrysler and General Motors and has out-earned GM; its stock climbed roughly 80% during the first seven months of 1998. Another move that turned out well for us was our decision to buy stock in McDonald's (1.43%) in late 1997. McDonald's was under a lot of pressure earlier on. The company finally righted itself, and the stock was up 40% since the beginning of 1998.*

Looking forward, there are a couple of pharmaceutical stocks in our portfolio that have us excited, Baxter International, Inc. (2.93%) and Bausch & Lomb (2.45%). They are starting to show good signs of life, and we think they will do well.*

SEEKING A SAFE PORT IN THE COMING STORM
In our view, an overvalued market, at some point, will experience a serious sell-off. When that happens, we want to be invested in stocks that make us comfortable. So, we are going to continue purchasing what we believe are solid companies whose stocks are inexpensive by our standards. That way, we hope to decrease our downside risk.

As of July 31, 1998, the Fund's top five holdings were J.P. Morgan & Co. Inc. (3.25%), Sears Roebuck & Co. (2.99%), Baxter International, Inc. (2.93%), Readers Digest, Assn. Inc. (2.92%) and Pacific Century Financial Corp. (2.88%).*

/1The/Fund's Classic Shares total return with a maximum 4.50% sales charge was
  2.48% for the period.
/2The/Lipper Equity Income Fund Index is comprised of managed funds that seek relatively high current income and growth of income through investing 60% or more of the portfolio in equities.
* The composition of the Fund's holdings is subject to change.

THE AMSOUTH EQUITY INCOME FUND

                           [LINE GRAPH APPEARS HERE]

--------------------------------------------------------------------------------
Value of a $10,000 Investment
--------------------------------------------------------------------------------


               AmSouth Equity     AmSouth Equity     AmSouth Equity                 Lipper Equity
                Income Fund         Income Fund       Income Fund       S&P 500        Income
    Date       (Premier Shares)  (Classic Shares)*    (B Shares)**    Stock Index    Fund Index
    ----       --------------    -----------------   --------------   -----------    -------------
   3/20/97        10,000             9,550               10,000          10,000        10,000
                   9,832             9,390                9,340           9,574         9,676

   6/1/97         11,090            10,592               10,590          11,749        10,935

   9/1/97         11,948            11,409               11,421          12,633        11,786

  12/1/97         11,999            11,451               11,449          12,996        12,204
   1/1/98         12,134            11,578               11,576          13,140        12,079

   7/1/98         12,669            12,073               12,142          15,136        12,918

-----------------------------------------------
Average Annual Total Return
-----------------------------------------------

                                                Since
As of                        1                Inception
July 31, 1998              Year               (3/20/97)
----------------------------------------------------------------
Classic*                   2.48%                14.81%
----------------------------------------------------------------
Premier                    7.54%                18.94%
----------------------------------------------------------------
B Shares**                 1.46%                15.29%
----------------------------------------------------------------
 * Reflects 4.50% sales charge.
** Reflects applicable contingent deferred sales charge.






PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

Effective September 2, 1997, the Funds existing shares, which were previously unclassified were designated either Classic or Premier Shares. The performance figures for Premier Shares for periods prior to such date represent the performance for Classic Shares of the Fund.

B Shares commenced operations on September 3, 1997. The performance figures for B Shares for periods prior to such date represent the performance for Classic Shares of the Fund.

The performance of the AmSouth Equity Income Fund is measured against the S&P 500 Index and the Lipper Equity Income Fund Index. The S&P 500 Index is an unmanaged index generally representative of the U.S. stock market. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. However, the Lipper Equity Income Fund Index, a managed index, and the Fund's performance do reflect the deduction of fees for these value-added services. During the period shown, the Fund waived and voluntarily reimbursed fees for various expenses. Had these waivers not been in place, performance quoted would have been lower.

THE AMSOUTH CAPITAL GROWTH FUND
The AmSouth Capital Growth Fund is subadvised by Peachtree Asset Management and managed by Dennis Johnson, CFA. Mr. Johnson has more than 17 years of investment management experience. He holds a master of science degree in finance and a bachelor's degree in economics.

The AmSouth Capital Growth Fund was opened to investors on August 3, 1997. For the period ended July 31, 1998, which represents just less than 12 months of performance, the Fund produced a total return of 16.20% (Classic Shares at NAV)./1/ In comparison, the S&P 500 Index rose 19.31%. We were pleased with the Fund's performance during this period, which could be characterized as a stock picker's environment. We believe that security selection is one of our strong points.

TECHNOLOGY AND CONSUMER CYCLICALS WERE WINNING SECTORS
Our emphasis on technology and consumer cyclicals has produced solid returns for shareholders. In technology, Apple Computer (2.47% of net assets) and Microsoft Corp. (1.51%) were particular standouts, and we continue to hold these companies in the current environment. In the consumer cyclicals sector, we profited from our exposure to retail and apparel companies like Dayton Hudson Corp. (1.67%). As a group, the companies in this sector benefited from strong consumer demand in the United States and from the companies' commitment to effectively manage inventory. Retailers also benefited from the fact that they did not depend on foreign business for much of their sales and therefore were not affected by the crisis in Asia.*

One sector that proved to be more challenging, especially during the last six months of the period, was the financial sector. Nevertheless, we are pleased with a number of our holdings, including Fleet Financial (1.66%), American Express (1.86%) and Allstate Insurance (1.70%). We spent a lot of time examining the underlying fundamentals that drive growth rates for companies in general, and when we looked at the financial companies, we see they continue to experience good revenue and income growth. We remain positive on our outlook for financials, and we feel these stocks will continue to be good investments going forward.*

SOLID GROWTH COMPANIES COULD DO WELL
Stock selection may continue to be one of the key elements to relative performance. There has been a decline in corporate earnings growth, but aside from Asia, we are seeing what we consider a normal, cyclical slowing in profit growth. We expect corporate profits will grow a modest 6 to 7 percent over the next 12 months. There are many companies delivering strong earnings growth, even double-digit growth. Our success will depend on identifying companies that possess the fundamentals we believe can sustain that level of growth rate.

As of July 31, 1998, the Fund's top five holdings were Apple Computers Inc. (2.47%), Lucent Technologies, Inc. (2.42%), Crestar Financial Corp. (2.21%), Oracle Corp. (2.15%) and Schering-Plough Corp. (2.12%).*

/1The/Fund's Classic Shares total return with a maximum 4.50% sales charge was
  10.98% for the period.
* The composition of the Fund's holdings is subject to change.

THE AMSOUTH CAPITAL GROWTH FUND

                           [LINE GRAPH APPEARS HERE]


--------------------------------------------------------------------------------
Value of a $10,000 Investment
--------------------------------------------------------------------------------

           AmSouth Capital       AmSouth Capital    AmSouth Capital    S&P 500
             Growth Fund           Growth Fund        Growth Fund       Stock
Date       (Classic Shares)*     (Premier Shares)     (B Shares)**      Index
--------------------------------------------------------------------------------
 8/4/97          9,550                10,000            10,000         10,000
1/31/97          9,684                10,150             9,610         10,971
 7/1/97         11,098                11,650            11,040         12,637

--------------------------------------------------------------------------------
Average Annual Total Return
--------------------------------------------------------------------------------

                                                                     Since
As of                                                              Inception
July 31, 1998                              YTD                      (8/3/97)
--------------------------------------------------------------------------------
Classic Shares*                           9.83%                      10.98%
--------------------------------------------------------------------------------
Premier Shares                           15.23%                      16.50%
--------------------------------------------------------------------------------
B Shares**                                9.60%                      10.40%
--------------------------------------------------------------------------------

 * Reflects 4.50% sales charge.
** Reflects applicable contingent deferred sales charge.


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

Effective September 2, 1997, the Funds existing shares, which were previously unclassified were designated either Classic or Premier Shares. The performance figures for Premier Shares for periods prior to such date represent the performance for Classic Shares of the Fund.

B Shares commenced operations on September 3, 1997. The performance figures for B Shares for periods prior to such date represent the performance for Classic Shares of the Fund.

The performance of the AmSouth Capital Growth Fund is measured against the S&P 500 Stock Index, which is generally representative of the U.S. stock market. The index is unmanaged and does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. However, the Fund's performance does reflect the deduction of fees for these value added services. During the period shown, the Fund waived and voluntarily reimbursed fees for various expenses. Had these waivers not been in place, performance quoted would have been lower.

THE AMSOUTH SMALL CAP FUND+
The AmSouth Small Cap Fund is subadvised by Sawgrass Asset Management and is managed by Dean McQuiddy, CFA. A principal of Sawgrass, Mr. McQuiddy has more than 16 years of investment management experience. He received his bachelor's degree in finance from the University of Florida.

The AmSouth Small Cap Fund was opened to investors on March 2, 1998. For the period ended July 31, 1998, which represents just less than five months of performance, the Fund produced a total return of -8.31% (Classic Shares at NAV)./1/ In comparison, the Russell 2000 Growth Index fell -12.38%.

The period was an especially challenging one for small-company growth stocks, the sector in which the Fund invests. However, we believe the decline in prices has created potential opportunities in this segment of the market. Relative to large-cap stocks, and using valuation measures such as price-to-earnings and price-to-book, this sector is priced better than it has been in many years, below the relative valuation lows seen in 1987 and 1990.

A FUND FOR INVESTORS SEEKING SMALL-COMPANY GROWTH
We invest in small-capitalization stocks, equities with market caps between $50 million to $2 billion. Our objective is growth of capital. The Fund may be best suited for investors who are in for the long term and who have tolerance for the volatility that is inherent in small stocks. But with volatility can come opportunity. Our shareholders have the opportunity to participate in the small-cap sector, which historically has performed well over long periods of time.

CONSUMER STOCKS GAVE US A BOOST
During the period, we were overweighted in the retail and consumer sectors. In our view, retailers enjoyed a double benefit from the economic crisis in Asia. First, imported goods were cheaper to come by. Second, domestic consumers had plenty of cash to spend. We profited from gains in The Men's Wearhouse (1.16% of net assets), which we feel offers good value to consumers, and Veterinary Centers of America (2.41%), which owns veterinary centers and hospitals around the country.*

Looking ahead, we are very positive about many of our technology stocks, which represent some of the most dynamic sectors of our economy. The Fund's holdings include Gerber Scientific, a maker of computer aided design and manufacturing hardware and software (2.01%), and Peregrine Systems (1.72%), an enterprise software firm whose products allow large companies to share data across their organizations.*

WE BELIEVE THE FUND HAS STRONG POTENTIAL
We believe it is possible that the stocks in the portfolio could produce earnings growth well in excess of the overall market.

Moreover, smaller stocks which typically sell at a premium to the market, are currently selling at a discount. For those reasons, we are quite hopeful about the potential of our portfolio.

As of July 31, 1998, the Fund's top five holdings were Mohawk Industries Inc. (2.47%), Veterinary Centers of America (2.41%), D.R. Horton, Inc. (2.34%), Standard Pacific Corp. (2.32%) and Kellstorm Industries Inc. (2.30%).*

+ Small capital funds typically carry additional risks since smaller companies generally have a higher risk of failure. Historically, smaller companies' stocks have experienced a greater degree of market volatility than average.
/1The/Fund's Classic Shares total return with a maximum 4.50% sales charge was
  -12.44% for the period.
* The composition of the Fund's holdings is subject to change.

THE AMSOUTH SMALL CAP FUND+

--------------------------------------------------------------------------------
Value of a $10,000 Investment
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]


              AmSouth Small Cap Fund        AmSouth Small Cap Fund        AmSouth Small Cap Fund           Russell 2000
   Date         (Classic Shares)*              (Premier Shares)                (B Shares)**                Growth Index
   ----       ----------------------        ----------------------        ----------------------           ------------
   3/2/98           9,550.00                     10,000.00                     10,000.00                    10,000.00
   3/31/98          9,866.89                     10,301.75                      9,790.00
   4/30/98          9,866.89                     10,301.75                      9,790.00                    10,061.00
   5/31/98          9,158.00                      9,571.63                      9,063.00                     9,330.00
   6/30/98          9,426.23                      9,851.67                      9,319.50                     9,426.00
   7/31/98          8,755.66                      9,151.56                      8,654.50                     8,639.00

--------------------------------------------------------------------------------
Average Annual Total Returns
--------------------------------------------------------------------------------
                                                                        Since
As of                                                                 Inception
July 31, 1998                                                         (3/2/98)
--------------------------------------------------------------------------------
Classic Shares*                                                         -12.69%
--------------------------------------------------------------------------------
Premier Shares                                                           -8.48%
--------------------------------------------------------------------------------
B Shares**                                                              -13.46%
--------------------------------------------------------------------------------

 *Reflects 4.50% sales charge.
**Reflects applicable contingent deferred sales charge.



PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

Classic Shares commenced operations on March 3, 1998. The performance figures for Classic Shares prior to such date represent the performance for Premier Shares of the Fund.

The performance of the AmSouth Small Cap Fund is measured against the Russell 2000 Growth Index, an unmanaged index generally representative of domestically traded common stocks of small- to mid-sized companies. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. However, the Fund's performance does reflect the deduction of fees for these value added services. During the period shown, the Fund waived and voluntarily reimbursed fees for various expenses. Had these waivers not been in place, performance quoted would have been lower.

THE AMSOUTH BALANCED FUND
The AmSouth Balanced Fund is managed by Pedro Verdu, CFA. Mr. Verdu has more than 25 years of investment experience as an analyst and portfolio manager. He holds an MBA in finance and a bachelor's degree in economics.

SOLID CONTRIBUTIONS FROM BOTH STOCKS AND BONDS
For the 12 months ended July 31, 1998, the AmSouth Balanced Fund produced a total return of 9.54% (Classic Shares at NAV)/1/. In comparison, the S&P 500 Index rose 19.31%, while the Lehman Brothers Government/Corporate Bond Index gained 8.06%. For the same period, the Lipper Balanced Fund Index moved up 10.72%./2/

While stocks and bonds both performed well during the period, they were not consistent throughout the year. This divergence helped the Fund achieve its basic objective, to seek to provide solid gains for shareholders, while reducing short-term volatility.

STOCKS: CONSUMER SPENDING OFFSET ASIAN TROUBLES
The economic crisis in Asia struck early in the period and had a diverse effect as our fiscal year progressed. It became increasingly clear, in our view, that the recessionary wave in the Far East might negatively impact the earnings of many American corporations. Offsetting Asia, consumer spending in the United States was robust, and inflation remained low. Jobs were plentiful, and rising stock-market values gave many people the confidence to spend more freely than usual. Consequently, the Fund's equity performance was increased by our holdings in such retail stocks as Wal-Mart Stores Inc. (1.62% of net assets), The Gap (0.70%) and Dayton Hudson (0.98%). We also benefited from sharp gains in Ford Motor Co. (1.21%) and NationsBank (0.84%). Some of our top health-care performers included American Home Products (0.67%) and Pharmacia & Upjohn (1.66%).*

BONDS: FALLING INTEREST RATES PRODUCED HIGHER RETURNS
As the period began, we felt that long-term interest rates were unjustifiably high and would begin to trend downward. Therefore, we aggressively bought long-term securities, anticipating that falling rates would provide us with handsome capital gains. Our confidence was rewarded when rates declined in the late summer and continued their decline into fall and then winter. We sold many of our holdings at significant gains. With greater opportunities now available at the shorter end of the yield curve, we used our profits to buy short-term instruments.

As of July 31, 1998, the fixed-income securities within the Fund maintained an average credit quality of AAA, with an average maturity of 7.6 years.

CONTINUED BALANCE BETWEEN STOCKS AND BONDS
As of July 31, the Fund's assets were 53.5% in equities and 45.7% in fixed-income securities, quite similar to the allocation we reported six months ago. We continue to believe that stocks and bonds, over the short term, offer reasonably comparable potential. We have positioned the portfolio to take advantage of investment opportunities, in stocks, bonds or both, wherever they present themselves.

As of July 31, 1998, the Fund's top five equity holdings were Wal-Mart Stores Inc., (1.62%), Pharmacia & Upjohn, Inc. (1.66%), Rubbermaid Inc. (1.57%), Baxter International Inc. (1.57%) and CVS Corp. (1.40%).*

/1The/Fund's Classic Shares total return with a maximum 4.50% sales charge was
  4.59% for the period.
/2The/Lipper Balanced Fund Index is comprised of managed funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio ranges around 60%-40%.
* The composition of the Fund's holdings is subject to change.

THE AMSOUTH BALANCED FUND

--------------------------------------------------------------------------------
 Value of a $10,000 Investment
--------------------------------------------------------------------------------

             AmSouth Balanced  Amsouth Balanced Fund   AmSouth Balanced Fund   S&P 500   Lehman Brothers Government Lipper Balanced
     Date     Premier Shares         B Shares                 Classic           Index      /Corporate Bond Index     Fund Index
     ----    ----------------  ---------------------   ---------------------   -------   -------------------------- ---------------
      91          10,000              10,000                   9,550            10,000           10,000                10,000

      92          11,371              10,871                  10,861            10,337           10,724                11,117

      93          12,675              12,275                  12,106            11,233           11,907                12,400

      94          13,325              13,025                  12,727            11,816           11,892                12,731

      95          15,360              15,060                  14,670            14,895           13,095                14,685

      96          16,645              16,445                  15,897            17,360           13,518                16,087

      97          21,043              20,943                  20,097            26,409           15,482                21,023

      98          21,836              21,653                  20,846            27,363           16,275                21,626

  Jul-98          23,076              22,873                  22,003            31,518           16,730                23,037

--------------------------------------------------------------------------------
 Average Annual Total Return
--------------------------------------------------------------------------------
                                                                       Since
 As of                         1                   5                 Inception
 July 31, 1998               Year                Year                (12/19/91)
 ------------------------------------------------------------------------------
 Classic*                   4.59%               11.66%                 12.66%
 ------------------------------------------------------------------------------
 Premier                    9.73%               12.74%                 13.47%
 ------------------------------------------------------------------------------
 B Shares**                 3.78%               12.29%                 13.32%
 ------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 * Reflects 4.50% sales charge.
** Reflects applicable contingent deferred sales charge.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

Effective September 2, 1997, the Funds existing shares, which were previously unclassified were designated either Classic or Premier Shares. The performance figures for Premier Shares for periods prior to such date represent the performance for Classic Shares of the Fund.

B Shares commenced operations on September 2, 1997. The performance figures for B Shares for periods prior to such date represent the performance for Classic Shares of the Fund.

The performance of the AmSouth Balanced Fund is measured against the S&P 500 stock Index, an unmanaged index generally representative of the U.S. stock market; the Lehman Brothers Government/Corporate Bond Index, an unmanaged broad-based index representative of the total return of long-term government and corporate bonds; and the Lipper Balanced Fund Index. The S&P 500 Index and the Lehman Brothers Government/Corporate Bond Index do not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. However, the Lipper Balanced Fund Index, a managed index, and the Fund's performance do reflect the deduction of fees for these value-added services. During the period shown, the Fund waived fees for various expenses. Had these waivers not been in place, performance quoted would have been lower.

THE AMSOUTH BOND FUND
The AmSouth Bond Fund is managed by Brian B. Sullivan, CFA. Mr. Sullivan is in charge of fixed-income investments at AmSouth Bank and for the AmSouth Mutual Funds. He has 14 years of fixed-income investment management experience and holds an MBA in finance and a bachelor's degree in economics.

SOLID "REAL RETURNS'
For the 12 months ended July 31, 1998, the AmSouth Bond Fund produced a total return of 7.45% (Classic Shares at NAV)./1/ In comparison, the Lehman Brothers Government/Corporate Bond Index rose 8.06%, and the Lipper Corporate A-Rated Debt Fund Index gained 7.29%./2/ In the face of very low inflation, shareholders were rewarded with "real" returns (total returns minus inflation) that were handsome by historical standards.

A YEAR-LONG SHIFT TO NEUTRAL GROUND
When our fiscal year began 12 months ago, interest rates were at their peak and the Fund was an aggressive buyer of longer-term bonds. As rates declined in the summer and fall of 1997, we profited as our bonds appreciated in price. Rates continued to decline during the winter, which led to our decision to actively sell many of our investments. We received significant gains and began to buy shorter term debt. It seemed clear to us that, with interest rates falling so far in a relatively short period of time, a more conservative strategy was prudent.

Short-term instruments, especially those in the corporate market, offered almost as much yield as longer-term Treasury issues, with less interest rate risk. In effect, we were able to reduce the portfolio's overall risk, without decreasing yield.

THE IMPACT FROM ASIA IS BALLOONING
In our report six months ago, we wrote that "Asia will move the market one way or the other." In that respect, our outlook for the bond market has not changed. We believe the problems in Asia are far from over and that the full extent of Asia's impact on the U.S. economy is just now being understood. As the economies in the Far East contract, we believe their currencies will weaken and their demand for goods and services will fall. In response, we believe exports from the United States to Asia will decline, and that imports into the United States will become cheaper and more numerous. U.S. production will slow, as will job growth, domestic demand and productivity.

To offset the drag from Asia, it is our opinion that the Federal Reserve could well shift its policy toward a posture of easing credit. It is likely that the Fed will lower short-term interest rates toward the end of the year, in recognition of the fact that our own economy is slowing and to help foreign currencies compete against an ever stronger U.S. dollar.

In the face of this assessment, our strategy will be to take advantage of higher yields available from high-quality, intermediate-term corporate bonds. These bonds could benefit most from a drop in interest rates precipitated by potential Fed actions.

As of July 31, 1998, approximately 50% of the portfolio was invested in corporate issues, 37% in securities issued by the U.S. Treasury, 11% in U.S. government agency paper and 2% in cash equivalents. The securities within the Fund maintained an average credit quality of AAA, with an average maturity of
7.9 years.*

/1The/Fund's Classic Shares total return with a maximum 4.00% sales charge was
  3.19% for the period.
/2The/Lipper Corporate A-Rated Debt Fund Index is comprised of managed funds that primarily invest 65% of their assets in corporate debt issues rated "A" or better or government issues and reflects the deduction of fees for value-added services.
* The composition of the Fund's holdings is subject to change.

THE AMSOUTH BOND FUND

--------------------------------------------------------------------------------
 Value of a $10,000 Investment
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]


           AmSouth Bond Fund  AmSouth Bond Fund    Lehman Brothers Government  AmSouth Bond Fund      Lipper Corporate A-
           (Premier Shares)   (Classic Shares)*      /Corporate Bond Index       (B Shares)**       Rated Debt Funds Index
 12/1/88       10,000.00           9,600.00                  10,000.00             10,000.00             10,000.00
  1/1/89
  7/1/89       11,091.00          10,644.00                  11,188.00             10,591.00             11,079.00
  8/1/89
  7/1/90       11,705.00          11,233.00                  11,885.00             11,305.00             11,650.00
  8/1/90
  7/1/91       12,640.00          12,131.00                  13,103.00             12,340.00             12,803.00
  8/1/91
  7/1/92       14,715.00          14,122.00                  15,152.00             14,415.00             14,920.00
  8/1/92
  7/1/93       16,158.00          15,507.00                  16,824.00             15,958.00             16,622.00
  8/1/93
  7/1/94       16,195.00          15,542.00                  16,802.00             16,095.00             16,413.00
  8/1/94
  7/1/95       17,765.00          17,050.00                  18,502.00             17,765.00             18,060.00
  8/1/95
  7/1/96       18,546.00          17,799.00                  19,487.00             18,546.00             18,983.00
  8/1/96
  7/1/97       20,489.00          19,663.00                  21,590.00             20,489.00             21,103.00
  8/1/97
  1/1/98       21,515.00          20,639.00                  22,695.00             21,446.00             22,038.00
  2/1/98
  7/1/98       21,999.00          21,098.00                  23,330.00             21,817.00             22,641.00


--------------------------------------------------------------------------------
 Average Annual Total Return
--------------------------------------------------------------------------------
                                                                        Since
 As of                            1                      5            Inception
 July 31, 1998                  Year                   Year           (12/1/88)
 ------------------------------------------------------------------------------
 Classic*                      3.19%                  5.50%             8.03%
 ------------------------------------------------------------------------------
 Premier                       7.54%                  6.39%             8.50%
 ------------------------------------------------------------------------------
 B Shares**                    4.70%                  5.90%             8.41%
 ------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 *Reflects 4.00% sales charge.
**Reflects applicable contingent deferred sales

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

Effective September 2, 1997, the Funds existing shares, which were previously unclassified were designated either Classic or Premier Shares. The performance figures for Premier Shares for periods prior to such date represent the performance for Classic Shares of the Fund.

B Shares commenced operations on September 16, 1997. The performance figures for B Shares for periods prior to such date represent the performance for Classic Shares of the Fund.

The performance of the AmSouth Bond Fund is measured against the Lehman Brothers Government/Corporate Bond Index and the Lipper Corporate A-Rated Debt Funds Index. The Lehman Brothers Government/Corporate Bond Index is an unmanaged index generally representative of the total return of long-term government and corporate bonds. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. However, the Lipper Corporate A-Rated Debt Funds Index, a managed index, and the Fund's performance do reflect the deduction of fees for these value-added services. During the period shown, the Fund waived fees for various expenses. Had these waivers not been in place, performance quoted would have been lower.

THEAMSOUTH GOVERNMENT INCOME FUND
The AmSouth Government Income Fund is managed by John Boston, CFA. Mr. Boston has nine years of experience as a fixed-income manager. He holds a bachelor's degree in finance.

The AmSouth Government Income Fund invests in a mixture of mortgage-backed securities, principally Ginnie Maes (GNMAs), and intermediate- to long-term U.S. Treasury bonds. We favor GNMAs because we believe that their significant yield advantage over Treasuries and their high quality, amply reward investors for the prepayment risks they involve.

For the 12 months ended July 31, 1998, the AmSouth Government Income Fund produced a total return of 7.58% (Classic Shares at NAV)./1/ In comparison, the Lehman Brothers Mortgage Index rose 7.45%, while the Lipper U.S. Mortgage Fund Index gained 6.64%./2/

A FALL IN RATES INDUCED US TO MAKE CHANGES
During the fiscal year, long-term rates fell 58 basis points (0.58%), which helped boost the value of the Fund's holdings; however, nearly all of that decline in rates took place during the first six months of the period.

We kept a close watch on interest rate moves and responded by making appropriate changes to our portfolio. At the start of the period, 80% of the Fund was invested in mortgage-backed securities. As the period ended, that allocation had shifted to 66% mortgage-backed securities.* Although market forces influenced a reduction in our GNMA holdings, we continue to believe that GNMAs offer the potential for higher returns than Treasuries.

During the period, we also let the portfolio's average maturity fall rather sharply, to 6.24 years from 8.58 years. With the substantial fall in interest rates, we have taken a slightly more defensive, cautious posture toward the market. We believe that holding a portfolio with a lengthy average maturity presents more risk than potential reward in the current environment.*

We remain committed to generating as high a level of income as possible, while maintaining a high-quality portfolio. We invest only in Treasury or agency securities, the latter including GNMAs and Fannie Mae debentures. As of July 31, 1998, the Fund's average credit quality was AAA.*

POSITIONED FOR A STEADY RATE ENVIRONMENT
We feel the market has driven long-term rates down to the point where they are reasonably close to a bottom, at least for the foreseeable future.

Overall, our outlook on rates is neutral. Consequently, we see no reason to make big interest rate bets, either aggressively or defensively. We anticipate that the interest rate environment will remain stable over the next six to 12 months, and we will continue to take prudent measures to generate income and preserve principal.

/1/The Fund's Classic Shares total return with a maximum 4.00% sales charge was 3.24% for the period.
/2/The Lipper U.S. Mortgage Fund Index is comprised of managed funds that invest at least 65% of their assets in mortgages/securities issued or guaranteed as to principal and interest by the U.S. Government and certain federal agencies.
*The composition of the Fund's holdings is subject to change.

THE AMSOUTH GOVERNMENT INCOME FUND

--------------------------------------------------------------------------------
 Value of a $10,000 Investment
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]



             AmSouth Government   Amsouth Government
                Income Fund          Income Fund       Lehman Brothers  Lipper U.S. Mortgage
   Date       (Premier Shares)     (Classic Shares)*    Mortgage index        Fund Index
   ----      ------------------   ------------------   ---------------  --------------------
  10/1/93         10,000                 9,600            10,000               10,000

   7/1/94          9,974                 9,572             9,924                9,633

   7/1/95         10,814                10,378            10,798               10,432

   7/1/96         11,345                10,888            11,688               10,945

   7/1/97         12,504                12,000            12,933               12,057

   1/1/98         13,115                12,581            13,506               12,573

   7/1/98         13,443                12,900            13,897               12,797



--------------------------------------------------------------------------------
 Average Annual Total Return
--------------------------------------------------------------------------------
                                                                        Since
 AS of                                  1                             Inception
 July 31, 1998                        Year                            (10/1/93)
 ------------------------------------------------------------------------------
 Classic*                             3.24%                            5.41%
 ------------------------------------------------------------------------------
 Premier                              7.58%                            6.32%
--------------------------------------------------------------------------------
*Reflects 4.00% sales charge.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

Effective September 2, 1997, the Funds existing shares, which were previously unclassified were designated either Classic or Premier Shares. The performance figures for Premier Shares for periods prior to such date represent the performance for Classic Shares of the Fund.

The performance of the AmSouth Government Income Fund is measured against the Lehman Brothers Mortgage Index and the Lipper U.S. Mortgage Fund Index. The Lehman Brothers Mortgage Index is an unmanaged index generally representative of the mortgage bond market as a whole. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. However, the Lipper U.S. Mortgage Fund Index, a managed index, and the Fund's performance do reflect the deduction of fees for these value-added services. During the period shown, the Fund waived and voluntarily reimbursed fees for various expenses. Had these waivers not been in place, performance quoted would have been lower.

THEAMSOUTH LIMITED MATURITY FUND
The AmSouth Limited Maturity Fund is managed by John Boston, CFA. Mr. Boston has nine years of experience as a fixed-income manager. He holds a bachelor's degree in finance.

For the 12 months ended July 31, 1998, the AmSouth Limited Maturity Fund produced a total return of 5.94% (Classic Shares at NAV)./1/ In comparison, the Merrill Lynch 1-5-Year Government/Corporate Bond Index rose 6.43% and the Lipper Short Investment Grade Debt Index gained 6.05%./2/

WE FOUND OPPORTUNITIES IN THE CORPORATE MARKET
The Fund invests primarily in three different sectors: U.S. Treasury securities, U.S. government agency securities and investment-grade corporate debt. When our fiscal year began in mid-summer 1997, corporate spreads, the "premiums" offered investors for choosing corporate issues instead of Treasuries of like maturities were narrow. However, after the economic crisis in Asia began to snowball, long-term interest rates started to decline significantly, and the yield spreads available from corporate debt widened and became more attractive.

We saw this as an opportunity to increase our ownership of corporate securities. We acted on this strategy throughout the period and gained higher income for our shareholders. As of July 31, 1998, 83% of the portfolio's net assets were invested in the corporate sector, with the remaining 14% invested in Treasuries, agencies and cash equivalents. This allocation represented a marked shift from a year earlier, when 56% of the Fund was invested in corporates.*

At the same time, we allowed the portfolio's average maturity to shorten. As of July 31, 1998, the Fund's average maturity was 2.8 years, down from 3.3 years a year earlier. We also continued to emphasize a high-quality portfolio. As of July 31, the Fund's credit quality was AA.*

THE SHORT-TERM CORPORATE MARKET MAY STILL BE THE PLACE TO BE
Looking forward, our economic outlook calls for continued growth. In our view, with a strong economy, high-quality corporate bonds remain relatively secure investments. We believe that overweighting high-quality corporates is a smart way to enhance yields while maintaining a fairly conservative portfolio. It is even possible that the Federal Reserve will lower the artificially high fed funds rate, which could drive short-term rates lower. This may result in our Fund realizing capital gains profits, further increasing our total return.

We see no real advantage to increasing the Fund's average maturity. By investing a substantial portion of our assets in corporate paper, we believe we can provide shareholders with relatively high yields while reducing our interest-rate risk.

/1The/Fund's Classic Shares total return with a maximum 4.00% sales charge was
  1.74% for the period.
/2The/Lipper Short Investment Grade Debt Index is comprised of managed funds that invest at least 65% of their assets in investment grade debt issues (rated in top four grades) with dollar-weighted average maturities of less than three years.
* The composition of the Fund's holdings is subject to change.

THE AMSOUTH LIMITED MATURITY FUND

--------------------------------------------------------------------------------
 Value of a $10,000 Investment
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

                                    Merrill Lynch
              AmSouth Limited    1-5 Year Government  AmSouth Limited      Lipper Short
               Maturity Fund       /Corporate Bond     Maturity Fund        Investment
             (Classic Shares)*          Index         (Premier Shares)   Grade Debt Index

   1/1/89         9,600               10,000              10,000              10,000

       89        10,256               10,783              10,687              10,640

       90        10,953               11,608              11,413              11,443

       91        11,946               12,786              12,447              12,455

       92        13,318               14,373              13,877              13,829

       93        14,213               15,397              14,810              14,765

       94        14,323               15,670              14,924              15,082

       95        15,419               16,925              16,066              16,093

       96        16,149               17,842              16,827              16,976

       97        17,321               19,266              18,048              18,190

       98        17,977               20,006              18,740              18,727

   7/1/98        18,329               20,505              19,119              19,230



--------------------------------------------------------------------------------
 Average Annual Total Return
--------------------------------------------------------------------------------
                                                                        Since
 As of                            1                      5            Inception
 July 31, 1998                  Year                   Year            (2/1/89)
 ------------------------------------------------------------------------------
 Classic*                      1.74%                  4.38%             6.59%
 ------------------------------------------------------------------------------
 Premier                       6.04%                  5.25%             7.07%
 ------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 *Reflects 4.00% sales charge.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

Effective September 2, 1997, the Funds existing shares, which were previously unclassified were designated either Classic or Premier Shares. The performance figures for Premier Shares for periods prior to such date represent the performance for Classic Shares of the Fund.

The performance of the AmSouth Limited Maturity Fund is measured against the Merrill Lynch 1-5-Year Government/Corporate Bond Index and the Lipper Short Investment Grade Debt Index. The Merrill Lynch 1-5-Year Government/Corporate Bond Index is an unmanaged index generally representative of the total return of short-term government and corporate bonds. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. However, the Lipper Short Investment Grade Debt Index, a managed index, and the Fund's performance do reflect the deduction of fees for these valued-added services. During the period shown, the Fund waived fees for various expenses. Had these waivers not been in place, performance quoted would have been lower.

THE AMSOUTH FLORIDA TAX-FREE FUND+, ++
The AmSouth Florida Tax-Free Fund is managed by Steven L. Cass, who assumed management in February 1998. Mr. Cass has three years of experience as an investment portfolio manager and holds a bachelor's degree in economics.

A SOLID STREAM OF TAX-FREE INCOME
For the 12 months ended July 31, 1998, the AmSouth Florida Tax-Free Fund produced a total return of 4.46% (Classic Shares at NAV)./1/ In comparison, the Merrill Lynch 3-7 Year Municipal Bond Index rose 4.80%. With the Fund generally less volatile than either the stock market or the long-term taxable bond market, shareholders were rewarded with current income that is exempt from federal income taxes and Florida intangibles taxes.

OUR LONGER POSITIONS BOOSTED TOTAL RETURNS
The Fund's average maturity was long relative to our index throughout the period. During that time, especially during the last eight months, interest rates trended downward. Given our long position, we realized some capital appreciation along with current income.

We continued to focus on quality issues that offered competitive yields. As the economy has gotten stronger over the last several years, the credit quality of Florida's municipalities has generally improved, which has narrowed the spread between investment-grade issues and lower-rated paper. During the last year, issuers were not paying a premium for taking on lower credit quality. Therefore, we thought it prudent to focus on higher-rated, insured issues.*

As of July 31, 1998, the securities within the Fund maintained an average credit quality of AA1, with an average maturity of 5.9 years.*

THE FUND IS POSITIONED TO TAKE ADVANTAGE OF INTEREST-RATE MOVES
If the economy were to fall into a recession, lower-rated bonds could significantly underperform; therefore, the high credit quality of our portfolio offers some measure of protection while still providing tax-free returns that are attractive by historical standards. Supply has been plentiful in the Florida muni market. With the drop in interest rates over the last year, many municipalities have been refunding old issues.

We are still slightly long compared to our index, which could produce some capital appreciation if interest rates were to fall. At the same time, we are not making big interest-rate bets one way or the other. With the higher coupon issues in the portfolio, we feel protected to some degree if rates were to creep back up again. Generally speaking, we are neutral for the short term, and bullish for the long term. We believe rates will eventually fall again.

 + The Fund's income may be subject to the federal alternative minimum tax and to certain state and local taxes.
++ The Fund may be subject to additional risk, since the companies it invests in are located in one geographical location.
/1The/Fund's Classic Shares total return with a maximum 4.00% sales charge was
  0.26% for the period.
* The composition of the Fund's holdings is subject to change.

THE AMSOUTH FLORIDA TAX-FREE FUND

--------------------------------------------------------------------------------
Value of a $10,000 Investment
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

             AmSouth Florida                          AmSouth Florida
              Tax-Free Fund    Merrill Lynch 3-7-Year  Tax-Free Fund
    Date    (Classic Shares)*   Municipal Bond Index  (Premier Shares)
    ----    -----------------  ---------------------- ----------------
   9/1/94          9,600               10,000             10,000

   7/1/95         10,224               10,670             10,653

   7/1/96         10,658               11,147             11,105

   7/1/97         11,392               11,943             11,870

   1/1/98         11,726               12,295             12,224

   7/1/98         11,896               12,516             12,420


--------------------------------------------------------------------------------
Average Annual Total Return
--------------------------------------------------------------------------------

                                                                        Since
As of                                                     1           Inception
July 31, 1998                                            Year         (9/30/94)
--------------------------------------------------------------------------------
Classic*                                                 0.26%          4.63%
--------------------------------------------------------------------------------
Premier                                                  4.66%          5.82%
--------------------------------------------------------------------------------

*Reflects a 4.00% sales charge.


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

Effective September 2, 1997, the Funds existing shares, which were previously unclassified were designated either Classic or Premier Shares. The performance figures for Premier Shares for periods prior to such date represent the performance for Classic Shares of the Fund.

The performance of the AmSouth Florida Tax-Free Fund is measured against the Merrill Lynch 3-7- Year Municipal Bond Index, an unmanaged index generally representative of intermediate-term municipal bonds. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. However, the Fund's performance reflects the deduction of fees for these value-added services. During the period shown, the Fund waived fees for various expenses. Had these waivers not been in place, performance quoted would have been lower.

THE AMSOUTH MUNICIPAL BOND FUND+
The AmSouth Municipal Bond Fund is managed by Dorothy Thomas, who has 15 years of experience as an investment portfolio manager for municipal bond accounts, personal trusts and endowments. Ms. Thomas holds an MBA and a bachelor's degree in economics.

For the 12 months ended July 31, 1998, the Fund produced a total return of 4.30% (Classic Shares at NAV)./1/ In comparison, the Merrill Lynch 3-7 Year Municipal Bond Index rose 4.80%, while the Lipper Intermediate Municipal Debt Index gained 4.86%./2/

MUNICIPAL BONDS OFFERED STABLE RETURNS
The volatility in long-term interest rates during the period had only a modest impact on the municipal bond market. Overall, the last year saw marked stability in munis, especially in the intermediate range that we targeted. This served the interests of our shareholders who seek relatively stable elements in their portfolios.

We kept 53.8% of the portfolio, as of July 31, 1998, invested in bonds issued within the state of Alabama, with the remainder invested in a diversified portfolio of bonds from other states.* Although we have seen a significant amount of supply in the national muni market, the Alabama market has had an unusually small supply of new issuance.

THE STRONG ECONOMY HELPED MUNI BONDS
During the period, we strived to keep the portfolio's average maturity at around 7 years, which we felt was an optimal position, given the climate of benign inflation and stable interest rates.

We also saw the credit conditions for many issuers in our portfolio get stronger during the period. The Southeast region, including Alabama, has been characterized by stable growth in recent years, and municipalities generally have benefited from the good economy, with increased cash flow and more sound financial positions.*

As of July 31, 1998, the securities within the Fund maintained an average credit quality of AA, with an average maturity of 6.3 years.

WE WILL MAINTAIN OUR FOCUS ON QUALITY
We expect quality spreads--the higher premiums paid for taking on riskier debt--to remain narrow. We do not anticipate significantly higher yields for AA bonds versus AAA paper, for example. Therefore, we will continue to pursue higher rated issues. Although an economic slowdown may affect the muni market eventually, tax revenues at the local and state levels should remain high in the near term, which could help to preserve stability in our market.

+ The Fund's income may be subject to the federal alternative minimum tax and to certain state and local taxes.
/1The/Fund's Classic Shares total return with a maximum 4.00% sales charge was
  0.16% for the period.
/2The/Lipper Intermediate Municipal Debt Index is comprised of managed funds that invest in municipal debt issues with dollar-weighted average maturities.
* The composition of the Fund's holdings is subject to change.

THE AMSOUTH MUNICIPAL BOND FUND

--------------------------------------------------------------------------------
Value of a $10,000 Investment
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]



            AmSouth Municipal                                         Lipper Intermediate    AmSouth Municipal
                Bond Fund            Merrill Lynch 3-7-Year                Municipal             Bond Fund
    Date     Classic Shares            Municipal Bond Index               Debt Index         (Premier Shares)
    ----    -----------------        ----------------------           -------------------    -----------------
   7/1/97         9,500                     10,000                           10,000                10,000

   7/1/98        10,196                     10,480                           10,460                10,643

--------------------------------------------------------------------------------
Average Annual Total Return
--------------------------------------------------------------------------------

As of                                                    1              Since
July 31, 1998                                           Year          Inception
--------------------------------------------------------------------------------
Classic*                                                0.16%           1.80%
--------------------------------------------------------------------------------
Premier                                                 4.49%           5.91%
--------------------------------------------------------------------------------

*Reflects 4.00% sales charge.



PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Effective September 2, 1997, the Funds existing shares, which were previously unclassified were designated either Classic or Premier Shares. The performance figures for Premier Shares for periods prior to such date represent the performance for Classic Shares of the Fund.

The AmSouth Municipal Bond Fund's performance is measured against the Merrill Lynch 3-7 Year Municipal Bond Index, an unmanaged index that is generally representative of municipal bonds with intermediate maturities. The Fund's performance is also measured against the Lipper Intermediate Municipal Debt Funds Index. The Merrill Lynch 3-7-Year Municipal Bond Index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. However, the Lipper Intermediate Municipal Debt Funds Index, a managed index, and the Fund's performance do reflect the deduction of fees for these value-added services. During the period shown, the Fund waived fees for various expenses. Had these waivers not been in place, performance quoted would have been lower.

THE AMSOUTH MONEY MARKET FUNDS
The AmSouth Money Market Funds are managed by John Boston, CFA. Mr. Boston has nine years of experience as a fixed-income manager. He holds a bachelor's degree in finance.

A FAVORABLE ENVIRONMENT FOR MONEY MARKET FUNDS
During the 12 months ended July 31, 1998, the Federal Reserve Board declined to take direct action to raise or lower the benchmark fed funds rate. At the same time, market forces drove long-term rates sharply lower, resulting in a flat yield curve and making the types of short-maturity securities favored by the Funds very attractive on a relative basis.

There was little change on the inflation front: It continued to be unusually benign throughout the 12-month period. Consequently, shareholders enjoyed "real returns" (total returns minus inflation) that were historically generous. This was achieved while the Funds continued to focus on purchasing only the highest-quality securities.

As of July 31, 1998, the Prime Obligations Fund's average maturity was 63 days, compared to 49 days on January 31, 1998, and 48 days on July 31, 1997.*

As of July 31, 1998, the U.S. Treasury Fund's average maturity was 48 days, compared to about 46 days on January 31, 1998, and 45 days on July 31, 1997.*

As of July 31, 1998, the Tax-Exempt Fund's+ average maturity was 81 days, compared to about 46 days on January 31, 1998, and 63 days on July 31, 1997.*

Investments in the Prime Obligations, the U.S. Treasury and the Tax-Exempt Money Market Funds are neither insured nor guaranteed by the U.S. Government. Yields will fluctuate, and there is no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.



+ The Fund's income may be subject to the federal alternative minimum tax and to certain state and local taxes.
* The composition of the Fund's holdings is subject to change.

REPORT OF INDEPENDENT ACCOUNTANTS
To the Shareholders and Trustees of AmSouth Mutual Funds

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and related statements of operations, of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Regional Equity Fund, the Equity Fund, the Equity Income Fund, the Capital Growth Fund, the Small Cap Fund, the Balanced Fund, the Bond Fund, the Government Income Fund, the Limited Maturity Fund, the Florida Tax-Free Fund, the Municipal Bond Fund, the Prime Obligations Fund, the U.S. Treasury Fund, and the Tax-Exempt Fund of the AmSouth Mutual Funds, at July 31, 1998, the results of each of their operations for the period then ended, the changes in each of their net assets for the periods presented and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the AmSouth Mutual Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

                                                      PricewaterhouseCoopers LLP

September 18, 1998
Columbus, Ohio

AMSOUTH MUTUAL FUNDS

                      STATEMENTS OF ASSETS AND LIABILITIES
                                 July 31, 1998
                (Amount in Thousands, except Per Share Amounts)

                                                  REGIONAL              EQUITY
                                                   EQUITY     EQUITY    INCOME
                                                    FUND       FUND      FUND
                                                  --------  ----------  -------
ASSETS:
Investments, at value (Cost $96,315; $693,045
 and $40,924, respectively).....................  $139,231  $1,024,129  $42,661
Interest and dividends receivable...............       169       1,892      144
Receivable for capital shares issued............         6          81       46
Receivable from brokers for investments sold....       356       4,636       --
Prepaid expenses and other assets...............        25          30       34
                                                  --------  ----------  -------
   Total Assets.................................   139,787   1,030,768   42,885
                                                  --------  ----------  -------
LIABILITIES:
Cash overdraft..................................        --           6       --
Payable for capital shares redeemed.............        44         263       16
Dividends payable...............................        --         953       84
Payable to brokers for investments purchased....        --          --      225
Accrued expenses and other payables:
 Investment advisory fees.......................       107         743       30
 Administration fees............................         3          23        1
 Shareholder servicing (Classic Shares) fees....        10          16        6
 12b-1 (B Shares) fees..........................         2           7        7
 Accounting fees................................        --           3       --
 Transfer agent fees............................         5          22        2
 Custodian fees.................................         1           5       --
 Other..........................................         8          58        8
                                                  --------  ----------  -------
   Total Liabilities............................       180       2,099      379
                                                  --------  ----------  -------
NET ASSETS:
Capital.........................................    89,546     597,389   39,893
Undistributed (distributions in excess of) net
 investment income..............................        (1)        (14)       1
Net unrealized appreciation (depreciation) from
 investments....................................    42,916     331,084    1,737
Accumulated undistributed net realized gains
 (losses) from investment transactions..........     7,146     100,210      875
                                                  --------  ----------  -------
   Net Assets...................................  $139,607  $1,028,669  $42,506
                                                  ========  ==========  =======
Net Assets
 Classic Shares.................................  $ 42,700  $   73,165  $26,686
 Premier Shares.................................    94,909     947,575    8,087
 B Shares.......................................     1,998       7,929    7,733
                                                  --------  ----------  -------
   Total........................................  $139,607  $1,028,669  $42,506
                                                  ========  ==========  =======
Outstanding units of beneficial interest
 (shares)
 Classic Shares.................................     1,571       2,974    2,244
 Premier Shares.................................     3,489      38,563      680
 B Shares.......................................        74         323      652
                                                  --------  ----------  -------
   Total........................................     5,134      41,860    3,576
                                                  ========  ==========  =======
Net asset value
 Classic Shares--redemption price per share.....  $  27.18  $    24.60  $ 11.89
                                                  ========  ==========  =======
 Premier Shares--offering and redemption price
  per share.....................................  $  27.20  $    24.57  $ 11.89
                                                  ========  ==========  =======
 B Shares*--offering price per share............  $  27.05  $    24.55  $ 11.86
                                                  ========  ==========  =======
Maximum sales charge (Classic Shares)...........      4.50%       4.50%    4.50%
                                                  --------  ----------  -------
Maximum offering price (100%/(100%-maximum sales
 charge) of net asset value adjusted to the
 nearest cent) per share (Classic Shares).......  $  28.46  $    25.76  $ 12.45
                                                  ========  ==========  =======

--------
*Redemption price per share varies by length of time shares are held.

                      See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                      STATEMENTS OF ASSETS AND LIABILITIES
                                 July 31, 1998
                (Amounts in Thousands, except Per Share Amounts)

                                                     CAPITAL  SMALL
                                                     GROWTH    CAP    BALANCED
                                                      FUND     FUND     FUND
                                                     -------  ------  --------
ASSETS:
Investments, at value (Cost $13,851; $7,381 and
 $304,301, respectively)............................ $15,161  $7,301  $378,693
Cash................................................     810      --        --
Interest and dividends receivable...................       9       2     3,302
Receivable for capital shares issued................      45      10       110
Receivable from brokers for investments sold........      --      --       905
Prepaid expenses and other assets...................      25      16         9
                                                     -------  ------  --------
   Total Assets.....................................  16,050   7,329   383,019
                                                     -------  ------  --------
LIABILITIES:
Payable for capital shares redeemed.................       6      --        71
Dividends payable...................................      --      --       866
Accrued expenses and other payables:
 Investment advisory fees...........................      11       8       275
 Administration fees................................      --      --         8
 Shareholder servicing (Classic Shares) fees........       2      --        10
 12b-1 (B Shares) fees..............................       3       1         4
 Accounting fees....................................      --      --         1
 Transfer agent fees................................       1      --         9
 Custodian fees.....................................      --      --         2
 Other..............................................       6       5        24
                                                     -------  ------  --------
   Total Liabilities................................      29      14     1,270
                                                     -------  ------  --------
NET ASSETS:
Capital.............................................  14,572   7,975   280,034
Undistributed (distributions in excess of) net
 investment income..................................      --      (1)      340
Net unrealized appreciation (depreciation) from
 investments........................................   1,310     (80)   74,392
Accumulated undistributed net realized gains
 (losses) from investment transactions..............     139    (579)   26,983
                                                     -------  ------  --------
   Net Assets....................................... $16,021  $7,315  $381,749
                                                     =======  ======  ========
Net Assets
 Classic Shares..................................... $ 9,720  $1,372  $ 46,814
 Premier Shares.....................................   2,824   5,072   329,626
 B Shares...........................................   3,477     871     5,309
                                                     -------  ------  --------
   Total............................................ $16,021  $7,315  $381,749
                                                     =======  ======  ========
Outstanding units of beneficial interest (shares)
 Classic Shares.....................................     837     150     3,083
 Premier Shares.....................................     242     554    21,712
 B Shares...........................................     301      96       350
                                                     -------  ------  --------
   Total............................................   1,380     800    25,145
                                                     =======  ======  ========
Net asset value
 Classic Shares--redemption price per share......... $ 11.62  $ 9.14  $  15.19
                                                     =======  ======  ========
 Premier Shares--offering and redemption price per
  share............................................. $ 11.65  $ 9.15  $  15.18
                                                     =======  ======  ========
 B Shares*--offering price per share................ $ 11.54  $ 9.11  $  15.16
                                                     =======  ======  ========
Maximum sales charge (Classic Shares)...............    4.50%   4.50%     4.50%
                                                     -------  ------  --------
Maximum offering price (100%/(100%-maximum sales
 charge) of net asset value adjusted to the nearest
 cent) per share (Classic Shares)................... $ 12.17  $ 9.57  $  15.91
                                                     =======  ======  ========

--------
*Redemption price per share varies by length of time shares are held.

                      See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                      STATEMENTS OF ASSETS AND LIABILITIES
                                 July 31, 1998
                (Amounts in Thousands, except Per Share Amounts)

                                                             FLORIDA
                                        GOVERNMENT LIMITED    TAX-    MUNICIPAL
                                BOND      INCOME   MATURITY   FREE      BOND
                                FUND       FUND      FUND     FUND      FUND
                              --------  ---------- --------  -------  ---------
ASSETS:
Investments, at value (Cost
 $320,968; $10,452;
 $107,181; $61,594 and
 $315,121, respectively)....  $333,927   $10,690   $108,906  $63,523  $325,236
Interest and dividends
 receivable.................     5,793        96      2,192      774     5,223
Receivable for capital
 shares issued..............        89        --         --       --        --
Receivable from brokers for
 investments sold...........     2,925        --         --       --        --
Prepaid expenses and other
 assets.....................         8         3          3        2         8
                              --------   -------   --------  -------  --------
   Total Assets.............   342,742    10,789    111,101   64,299   330,467
                              --------   -------   --------  -------  --------
LIABILITIES:
Payable for capital shares
 redeemed...................        24        32          9       --        --
Dividends payable...........     1,665        52        548      237     1,165
Payable to brokers for
 investments purchased......     5,464        --         --       --        --
Accrued expenses and other
 payables:
 Investment advisory fees...       147         3         49       17       115
 Administration fees........         4        --          1        1         4
 Shareholder servicing
  (Classic Shares) fees.....         1         1         --        1        --
 Accounting fees............         1        --         --       --         1
 Transfer agent fees........         7         1          2        1         6
 Custodian fees.............         2        --          1       --         2
 Other......................        23         3          7       10        21
                              --------   -------   --------  -------  --------
   Total Liabilities........     7,338        92        617      267     1,314
                              --------   -------   --------  -------  --------
NET ASSETS:
Capital.....................   320,396    10,867    110,050   61,902   316,197
Undistributed (distributions
 in excess of) net
 investment income..........       273         3         63       (1)       --
Net unrealized appreciation
 (depreciation) from
 investments................    12,959       238      1,725    1,929    10,115
Accumulated undistributed
 net realized gains (losses)
 from investment
 transactions...............     1,776      (411)    (1,354)     202     2,841
                              --------   -------   --------  -------  --------
   Net Assets...............  $335,404   $10,697   $110,484  $64,032  $329,153
                              ========   =======   ========  =======  ========
Net Assets
 Classic Shares.............  $  7,032   $ 8,176   $  3,531  $ 8,663  $  2,689
 Premier Shares.............   327,930     2,521    106,953   55,369   326,464
 B Shares...................       442        --         --       --        --
                              --------   -------   --------  -------  --------
   Total....................  $335,404   $10,697   $110,484  $64,032  $329,153
                              ========   =======   ========  =======  ========
Outstanding units of
 beneficial interest
 (shares)
 Classic Shares.............       636       829        338      829       266
 Premier Shares.............    29,667       255     10,253    5,295    32,204
 B Shares...................        40        --         --       --        --
                              --------   -------   --------  -------  --------
   Total....................    30,343     1,084     10,591    6,124    32,470
                              ========   =======   ========  =======  ========
Net asset value
 Classic Shares--redemption
  price per share...........  $  11.05   $  9.88   $  10.43  $ 10.45  $  10.13
                              ========   =======   ========  =======  ========
 Premier Shares--offering
  and redemption price per
  share.....................  $  11.05   $  9.87   $  10.43  $ 10.46  $  10.14
                              ========   =======   ========  =======  ========
 B Shares*--offering price
  per share.................  $  11.04        --         --       --        --
                              ========   =======   ========  =======  ========
Maximum sales charge
 (Classic Shares)...........      4.00%     4.00%      4.00%    4.00%     4.00%
                              --------   -------   --------  -------  --------
Maximum offering price
 (100%/(100%-maximum sales
 charge) of net asset value
 adjusted to the nearest
 cent) per share (Classic
 Shares)....................  $  11.51   $ 10.29   $  10.86  $ 10.89  $  10.55
                              ========   =======   ========  =======  ========

--------
*Redemption price per share varies by length of time shares are held.

                      See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                      STATEMENTS OF ASSETS AND LIABILITIES
                                 July 31, 1998
                (Amounts in Thousands, except Per Share Amounts)

                                                      PRIME      U.S.    TAX-
                                                   OBLIGATIONS TREASURY EXEMPT
                                                      FUND       FUND    FUND
                                                   ----------- -------- -------
ASSETS:
Investments, at amortized cost...................   $499,582   $236,347 $90,325
Repurchase agreements, at cost...................    104,262    123,200      --
                                                    --------   -------- -------
 Total investments...............................    603,844    359,547  90,325
Interest receivable..............................        901      2,019     680
Prepaid expenses and other assets................         14          7       1
                                                    --------   -------- -------
   Total Assets..................................    604,759    361,573  91,006
                                                    --------   -------- -------
LIABILITIES:
Dividends payable................................      2,501      1,287     234
Payable to brokers for investments purchased.....      5,028         --      --
Accrued expenses and other payables:
 Investment advisory fees........................        202        112      16
 Administration fees.............................         13          8       2
 Shareholder servicing (Classic Shares) fees.....         10          1       2
 Accounting fees.................................          2          1      --
 Transfer agent fees.............................         12          7       2
 Custodian fees..................................          3          2       1
 Other...........................................         53         30       8
                                                    --------   -------- -------
   Total Liabilities.............................      7,824      1,448     265
                                                    --------   -------- -------
NET ASSETS:
Capital..........................................    596,944    360,117  90,743
Undistributed (distributions in excess of) net
 investment income...............................         --          7      --
Accumulated undistributed net realized gains
 (losses) from investment transactions...........         (9)         1      (2)
                                                    --------   -------- -------
   Net Assets....................................   $596,935   $360,125 $90,741
                                                    ========   ======== =======
Net Assets
 Classic Shares..................................   $116,960   $  8,070 $28,657
 Premier Shares..................................    479,974    352,055  62,084
 B Shares........................................          1         --      --
                                                    --------   -------- -------
   Total.........................................   $596,935   $360,125 $90,741
                                                    ========   ======== =======
Outstanding units of beneficial interest (shares)
 Classic Shares..................................    116,967      8,069  28,658
 Premier Shares..................................    479,990    352,047  62,085
 B Shares........................................          1         --      --
                                                    --------   -------- -------
   Total.........................................    596,958    360,116  90,743
                                                    ========   ======== =======
Net asset value--offering and redemption price
 per share
 Classic Shares..................................   $   1.00   $   1.00 $  1.00
                                                    ========   ======== =======
 Premier Shares..................................   $   1.00   $   1.00 $  1.00
                                                    ========   ======== =======
 B Shares*.......................................   $   1.00   $     -- $    --
                                                    ========   ======== =======

--------
*Redemption price per share varies by length of time shares are held.

                      See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                            STATEMENTS OF OPERATIONS
                        For the Year Ended July 31, 1998
                             (Amounts in Thousands)

                                                      REGIONAL            EQUITY
                                                       EQUITY    EQUITY   INCOME
                                                        FUND      FUND     FUND
                                                      --------  --------  ------
INVESTMENT INCOME:
Interest income.....................................  $    --   $    420  $  168
Dividend income.....................................    2,406     22,664     991
                                                      -------   --------  ------
  Total Income......................................    2,406     23,084   1,159
                                                      -------   --------  ------
EXPENSES:
Investment advisory fees............................    1,264      7,982     268
Administration fees.................................      316      1,995      67
Shareholder servicing fees (Classic Shares).........      115        145      56
12b-1 fees (B Shares)...............................       11         33      35
Accounting fees.....................................       73        326      57
Transfer agent fees.................................       47        228      28
Custodian fees......................................       10         58      --
Legal and audit fees................................       22        107       7
Trustee fees and expenses...........................        3         16       1
Registration and filing fees........................       19        109      23
Printing fees.......................................       19         84      14
Organizational costs................................       --         --       3
Other...............................................        8         19       1
                                                      -------   --------  ------
  Total Expenses....................................    1,907     11,102     560
Expenses voluntarily reduced or reimbursed..........      (21)       (20)    (71)
                                                      -------   --------  ------
  Net Expenses......................................    1,886     11,082     489
                                                      -------   --------  ------
Net Investment Income...............................      520     12,002     670
                                                      -------   --------  ------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from investment
 transactions.......................................    8,874    124,775   1,649
Net change in unrealized appreciation (depreciation)
 from investments...................................   (9,341)   (21,447)   (405)
                                                      -------   --------  ------
Net realized/unrealized gains (losses) from
 investments........................................     (467)   103,328   1,244
                                                      -------   --------  ------
Change in net assets resulting from operations......  $    53   $115,330  $1,914
                                                      =======   ========  ======


                      See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                            STATEMENTS OF OPERATIONS
                        For the Year Ended July 31, 1998
                             (Amounts in Thousands)

                                                    CAPITAL   SMALL
                                                     GROWTH    CAP    BALANCED
                                                    FUND (A) FUND (B)   FUND
                                                    -------- -------- --------
INVESTMENT INCOME:
Interest income....................................  $   --   $   7   $ 10,620
Dividend income....................................      87      19      4,543
                                                     ------   -----   --------
  Total Income.....................................      87      26     15,163
                                                     ------   -----   --------
EXPENSES:
Investment advisory fees...........................      71      33      3,006
Administration fees................................      18       6        751
Shareholder servicing fees (Classic Shares)........      12       1        114
12b-1 fees (B Shares)..............................      16       2         21
Accounting fees....................................      56      51        146
Transfer agent fees................................      28      13         88
Custodian fees.....................................       1      --         25
Legal and audit fees...............................       4       3         52
Trustee fees and expenses..........................      --      --          7
Registration and filing fees.......................      12       4         17
Printing fees......................................       1       2         37
Organizational costs...............................       3       1         --
Other..............................................       3       2         15
                                                     ------   -----   --------
  Total Expenses...................................     225     118      4,279
Expenses voluntarily reduced or reimbursed.........     (99)    (73)       (20)
                                                     ------   -----   --------
  Net Expenses.....................................     126      45      4,259
                                                     ------   -----   --------
Net Investment Income..............................     (39)    (19)    10,904
                                                     ------   -----   --------
REALIZED/UNREALIZED GAINS (LOSSES) FROM
 INVESTMENTS:
Net realized gains (losses) from investment
 transactions......................................     177    (579)    36,908
Net change in unrealized appreciation
 (depreciation) from investments...................   1,310     (80)   (13,602)
                                                     ------   -----   --------
Net realized/unrealized gains (losses) from
 investments.......................................   1,487    (659)    23,306
                                                     ------   -----   --------
Change in net assets resulting from operations.....  $1,448   $(678)  $ 34,210
                                                     ======   =====   ========

--------
(a) For the period from August 3, 1997 (commencement of operations) through July 31, 1998.
(b) For the period from March 2, 1998 (commencement of operations) through July 31, 1998.



                      See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                            STATEMENTS OF OPERATIONS
                        For the Year Ended July 31, 1998
                             (Amounts in Thousands)

                                          GOVERNMENT LIMITED  FLORIDA  MUNICIPAL
                                  BOND      INCOME   MATURITY TAX-FREE   BOND
                                  FUND       FUND      FUND     FUND     FUND
                                 -------  ---------- -------- -------- ---------
INVESTMENT INCOME:
Interest income................  $20,211    $ 694     $7,597   $2,665   $16,022
Dividend income................      208       13         61       53       227
                                 -------    -----     ------   ------   -------
  Total Income.................   20,419      707      7,658    2,718    16,249
                                 -------    -----     ------   ------   -------
EXPENSES:
Investment advisory fees.......    2,056       69        774      369     2,170
Administration fees............      633       21        238      114       668
Shareholder servicing fees
 (Classic Shares)..............       16       21          8       14         5
12b-1 fees (B Shares)..........        2       --         --       --        --
Accounting fees................      129       49         55       59       128
Transfer agent fees............       61       20         23       20        64
Custodian fees.................       20        1          6        3        20
Legal and audit fees...........       39        3         10        9        40
Trustee fees and expenses......        6       --          2        1         8
Registration and filing fees...       58        4         29        2        96
Printing fees..................       27        2         11       --        18
Other..........................        7        1          6        3        13
                                 -------    -----     ------   ------   -------
  Total Expenses...............    3,054      191      1,162      594     3,230
Expenses voluntarily reduced or
 reimbursed....................     (757)    (116)      (289)    (311)   (1,115)
                                 -------    -----     ------   ------   -------
  Net Expenses.................    2,297       75        873      283     2,115
                                 -------    -----     ------   ------   -------
Net Investment Income..........   18,122      632      6,785    2,435    14,134
                                 -------    -----     ------   ------   -------
REALIZED/UNREALIZED GAINS
 (LOSSES) FROM INVESTMENTS:
Net realized gains (losses)
 from investment transactions..    3,531      145        847      418     3,647
Net change in unrealized
 appreciation (depreciation)
 from investments..............    1,192        2       (738)    (353)   (3,346)
                                 -------    -----     ------   ------   -------
Net realized/unrealized gains
 (losses) from investments.....    4,723      147        109       65       301
                                 -------    -----     ------   ------   -------
Change in net assets resulting
 from operations...............  $22,845    $ 779     $6,894   $2,500   $14,435
                                 =======    =====     ======   ======   =======




                      See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                            STATEMENTS OF OPERATIONS
                        For the Year Ended July 31, 1998
                             (Amounts in Thousands)

                                                      PRIME      U.S.     TAX-
                                                   OBLIGATIONS TREASURY  EXEMPT
                                                      FUND       FUND     FUND
                                                   ----------- --------  ------
INVESTMENT INCOME:
Interest income...................................   $35,683   $16,854   $3,164
                                                     -------   -------   ------
    Total Income..................................    35,683    16,854    3,164
                                                     -------   -------   ------
EXPENSES:
Investment advisory fees..........................     2,516     1,256      354
Administration fees...............................     1,258       628      177
Shareholder servicing fees (Classic Shares).......       305        19       58
Accounting fees...................................       216       108       55
Transfer agent fees...............................       126        68       20
Custodian fees....................................        43        17        6
Legal and audit fees..............................        84        46       13
Trustee fees and expenses.........................        12         6        1
Registration and filing fees......................        29        12        9
Printing fees.....................................        73        26        8
Other.............................................        21        35        4
                                                     -------   -------   ------
    Total Expenses................................     4,683     2,221      705
Expenses voluntarily reduced......................      (203)      (21)    (237)
                                                     -------   -------   ------
    Net Expenses..................................     4,480     2,200      468
                                                     -------   -------   ------
Net Investment Income.............................    31,203    14,654    2,696
                                                     -------   -------   ------
REALIZED/UNREALIZED GAINS (LOSSES) FROM
 INVESTMENTS:
Net realized gains (losses) from investment
 transactions.....................................        --         7       --
                                                     -------   -------   ------
Net realized/unrealized gains (losses) from
 investments......................................        --         7       --
                                                     -------   -------   ------
Change in net assets resulting from operations....   $31,203   $14,661   $2,696
                                                     =======   =======   ======



                      See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (Amounts in Thousands)

                           REGIONAL EQUITY                            EQUITY INCOME
                                FUND              EQUITY FUND             FUND
                          ------------------  --------------------  ------------------
                            YEAR      YEAR       YEAR       YEAR      YEAR     PERIOD
                           ENDED     ENDED      ENDED      ENDED     ENDED     ENDED
                          JULY 31,  JULY 31,   JULY 31,   JULY 31,  JULY 31,  JULY 31,
                            1998      1997       1998       1997      1998    1997 (A)
                          --------  --------  ----------  --------  --------  --------
FROM INVESTMENT
 ACTIVITIES:
OPERATIONS:
 Net investment income..  $    520  $  1,178  $   12,002  $  7,079  $   670   $    96
 Net realized gains
  (losses) from invest-
  ment transactions.....     8,874     4,481     124,775    31,338    1,649       248
 Net change in
  unrealized
  appreciation
  (depreciation) from
  investments...........    (9,341)   34,116     (21,447)  151,828     (405)    2,142
                          --------  --------  ----------  --------  -------   -------
Change in net assets
 resulting from
 operations.............        53    39,775     115,330   190,245    1,914     2,486
                          --------  --------  ----------  --------  -------   -------
DISTRIBUTIONS TO CLASSIC
 SHAREHOLDERS:
 From net investment in-
  come..................      (133)   (1,196)     (1,668)   (7,031)    (500)      (81)
 In excess of net in-
  vestment income.......        (8)       --          (1)       --       (2)       --
 From net realized gains
  from investment trans-
  actions...............    (1,577)   (2,315)     (3,043)  (21,737)    (763)       --
DISTRIBUTIONS TO PREMIER
 SHAREHOLDERS:*
 From net investment in-
  come..................      (390)       --     (10,624)       --     (132)       --
 In excess of net in-
  vestment income.......       (18)       --         (13)       --       --        --
 From net realized gains
  from investment trans-
  actions...............    (3,440)       --     (47,629)       --     (189)       --
DISTRIBUTIONS TO CLASS B
 SHAREHOLDERS:**
 From net investment in-
  come..................        (1)       --         (18)       --      (53)       --
 From net realized gains
  from investment trans-
  actions...............       (26)       --         (85)       --      (67)       --
                          --------  --------  ----------  --------  -------   -------
Change in net assets
 from shareholder dis-
 tributions.............    (5,593)   (3,511)    (63,081)  (28,768)  (1,706)      (81)
                          --------  --------  ----------  --------  -------   -------
CAPITAL TRANSACTIONS:
 Proceeds from shares
  issued................    31,703    34,563     190,614   556,310   25,509    20,123
 Dividends reinvested...     3,015     1,945      15,125    14,093    1,376        37
 Cost of shares re-
  deemed................   (39,409)  (16,518)   (204,304) (131,517)  (6,860)     (292)
                          --------  --------  ----------  --------  -------   -------
Change in net assets
 from share
 transactions...........    (4,691)   19,990       1,435   438,886   20,025    19,868
                          --------  --------  ----------  --------  -------   -------
Change in net assets....   (10,231)   56,254      53,684   600,363   20,233    22,273
NET ASSETS:
 Beginning of period....   149,838    93,584     974,985   374,622   22,273        --
                          --------  --------  ----------  --------  -------   -------
 End of period..........  $139,607  $149,838  $1,028,669  $974,985  $42,506   $22,273
                          ========  ========  ==========  ========  =======   =======
SHARE TRANSACTIONS:
 Issued.................     1,076     1,439       8,021    26,434    2,121     1,923
 Reinvested.............       105        84         664       773      118         4
 Redeemed...............    (1,354)     (683)     (8,575)   (6,713)    (563)      (27)
                          --------  --------  ----------  --------  -------   -------
Change in shares........      (173)      840         110    20,494    1,676     1,900
                          ========  ========  ==========  ========  =======   =======

--------
(a) For the period from March 20, 1997 (commencement of operations) through July 31, 1997.
 * Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either Classic Shares or Premier Shares. For reporting purposes, transactions prior to September 2, 1997 are being reflected as Classic Shares.
** For the period from September 3, 1997 (commencement of operations) through July 31, 1998.



                      See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS
                            (Amounts in Thousands)

                                 CAPITAL GROWTH SMALL CAP
                                      FUND        FUND       BALANCED FUND
                                 -------------- --------- --------------------
                                     PERIOD      PERIOD     YEAR       YEAR
                                     ENDED        ENDED     ENDED      ENDED
                                    JULY 31,    JULY 31,  JULY 31,   JULY 31,
                                    1998 (A)    1998 (B)    1998       1997
                                 -------------- --------- ---------  ---------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income..........    $   (39)     $  (19)  $  10,904  $  12,452
 Net realized gains (losses)
  from investment transactions..        177        (579)     36,908     16,168
 Net change in unrealized appre-
  ciation (depreciation) from
  investments...................      1,310         (80)    (13,602)    55,439
                                    -------      ------   ---------  ---------
Change in net assets resulting
 from operations................      1,448        (678)     34,210     84,059
                                    -------      ------   ---------  ---------
DISTRIBUTIONS TO CLASSIC
 SHAREHOLDERS:
 From net investment income.....         --          --      (2,131)   (13,031)
 From net realized gains from
  investment transactions.......         --          --      (3,102)   (15,072)
DISTRIBUTIONS TO PREMIER
 SHAREHOLDERS:*
 From net investment income.....         --          --      (8,628)        --
 In excess of net investment in-
  come..........................         --          --          (1)        --
 Tax return of capital..........         --          (1)         --         --
 From net realized gains from
  investment transactions.......         --          --     (19,894)        --
DISTRIBUTIONS TO CLASS B
 SHAREHOLDERS:**
 From net investment income.....         --          --         (43)        --
 From net realized gains from
  investment transactions.......         --          --         (71)        --
                                    -------      ------   ---------  ---------
Change in net assets from
 shareholder distributions......         --          (1)    (33,870)   (28,103)
                                    -------      ------   ---------  ---------
CAPITAL TRANSACTIONS:
 Proceeds from shares issued....     15,506       8,135      96,873     79,422
 Dividends reinvested...........         --          --      22,522     20,289
 Cost of shares redeemed........       (933)       (141)   (110,755)  (121,323)
                                    -------      ------   ---------  ---------
Change in net assets from share
 transactions...................     14,573       7,994       8,640    (21,612)
                                    -------      ------   ---------  ---------
Change in net assets............     16,021       7,315       8,980     34,344
NET ASSETS:
 Beginning of period............         --          --     372,769    338,425
                                    -------      ------   ---------  ---------
 End of period..................    $16,021      $7,315   $ 381,749  $ 372,769
                                    =======      ======   =========  =========
SHARE TRANSACTIONS:
 Issued.........................      1,467         815       6,447      5,836
 Reinvested.....................         --          --       1,540      1,523
 Redeemed.......................        (87)        (15)     (7,345)    (8,820)
                                    -------      ------   ---------  ---------
Change in shares................      1,380         800         642     (1,461)
                                    =======      ======   =========  =========

--------
(a) For the period from August 3, 1997 (commencement of operations) through July 31, 1998.
(b) For the period from March 2, 1998 (commencement of operations) through July 31, 1998.
 * Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either Classic Shares or Premier Shares. For reporting purposes, transactions prior to September 2, 1997 are being reflected as Classic Shares.
** The Capital Growth, Small Cap and Balanced Funds' Class B Shares commenced operations on September 3, 1997, March 2, 1998 and September 2, 1997, respectively.



                      See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (Amounts in Thousands)

                                                 GOVERNMENT            LIMITED
                              BOND FUND          INCOME FUND        MATURITY FUND
                          ------------------  ------------------  ------------------
                            YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                           ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                          JULY 31,  JULY 31,  JULY 31,  JULY 31,  JULY 31,  JULY 31,
                            1998      1997      1998      1997      1998      1997
                          --------  --------  --------  --------  --------  --------
FROM INVESTMENT
 ACTIVITIES:
OPERATIONS:
 Net investment income..  $ 18,122  $  9,088  $   632   $   829   $  6,785  $  2,797
 Net realized gains
  (losses) from
  investment
  transactions..........     3,531      (340)     145        41        847      (639)
 Net change in
  unrealized
  appreciation
  (depreciation) from
  investments...........     1,192    10,605        2       483       (738)    2,509
                          --------  --------  -------   -------   --------  --------
Change in net assets
 resulting from
 operations.............    22,845    19,353      779     1,353      6,894     4,667
                          --------  --------  -------   -------   --------  --------
DISTRIBUTIONS TO CLASSIC
 SHAREHOLDERS:
 From net investment
  income................    (1,784)   (9,548)    (513)     (829)      (794)   (2,942)
 In excess of net
  investment income.....        --        --      (48)       --         --        --
 From net realized gains
  from investment
  transactions..........       (18)       --       --        --         --        --
DISTRIBUTIONS TO PREMIER
 SHAREHOLDERS:*
 From net investment
  income................   (16,698)       --      (57)       --     (6,023)       --
 In excess of net
  investment income.....        --        --      (15)       --         --        --
 From net realized gains
  from investment
  transactions..........      (788)       --       --        --         --        --
DISTRIBUTIONS TO CLASS B
 SHAREHOLDERS:**
 From net investment
  income................        (9)       --       --        --         --        --
                          --------  --------  -------   -------   --------  --------
Change in net assets
 from shareholder
 distributions..........   (19,297)   (9,548)    (633)     (829)    (6,817)   (2,942)
                          --------  --------  -------   -------   --------  --------
CAPITAL TRANSACTIONS:
 Proceeds from shares
  issued................    99,873   201,871    3,053     1,446     20,184   115,330
 Dividends reinvested...     5,321     5,240      320       412        633       865
 Cost of shares
  redeemed..............   (85,219)  (37,772)  (4,444)   (6,512)   (49,085)  (25,250)
                          --------  --------  -------   -------   --------  --------
Change in net assets
 from share
 transactions...........    19,975   169,339   (1,071)   (4,654)   (28,268)   90,945
                          --------  --------  -------   -------   --------  --------
Change in net assets....    23,523   179,144     (925)   (4,130)   (28,191)   92,670
NET ASSETS:
 Beginning of period....   311,881   132,737   11,622    15,752    138,675    46,005
                          --------  --------  -------   -------   --------  --------
 End of period..........  $335,404  $311,881  $10,697   $11,622   $110,484  $138,675
                          ========  ========  =======   =======   ========  ========
SHARE TRANSACTIONS:
 Issued.................     9,081    18,995      310       153      1,930    11,205
 Reinvested.............       485       494       33        43         61        84
 Redeemed...............    (7,771)   (3,539)    (451)     (680)    (4,702)   (2,449)
                          --------  --------  -------   -------   --------  --------
Change in shares........     1,795    15,950     (108)     (484)    (2,711)    8,840
                          ========  ========  =======   =======   ========  ========

--------
 * Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either Classic Shares or Premier Shares. For reporting purposes, transactions prior to September 2, 1997 are being reflected as Classic Shares.
** The Bond Fund's Class B Shares commenced operations on September 16, 1997.



                      See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS
                            (Amounts in Thousands)

                                          FLORIDA TAX-
                                            FREE FUND       MUNICIPAL BOND FUND
                                        ------------------  --------------------
                                          YEAR      YEAR      YEAR      PERIOD
                                         ENDED     ENDED      ENDED      ENDED
                                        JULY 31,  JULY 31,  JULY 31,   JULY 31,
                                          1998      1997      1998     1997 (A)
                                        --------  --------  ---------  ---------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income...............  $  2,435  $ 2,278   $  14,134  $   1,196
  Net realized gains (losses) from in-
   vestment transactions..............       418      135       3,647         21
  Net change in unrealized
   appreciation (depreciation) from
   investments........................      (353)   1,102      (3,346)     5,152
                                        --------  -------   ---------  ---------
Change in net assets resulting from
 operations...........................     2,500    3,515      14,435      6,369
                                        --------  -------   ---------  ---------
DISTRIBUTIONS TO CLASSIC SHAREHOLDERS:
  From net investment income..........      (413)  (2,402)     (1,218)    (1,196)
  In excess of net investment income..        --       --          --         (5)
  From net realized gains from invest-
   ment transactions..................       (25)     (74)         (5)        --
DISTRIBUTIONS TO PREMIER
 SHAREHOLDERS:*
  From net investment income..........    (2,016)      --     (12,911)        --
  In excess of net investment income..        (1)      --          (6)        --
  From net realized gains from invest-
   ment transactions..................      (322)      --        (816)        --
                                        --------  -------   ---------  ---------
Change in net assets from shareholder
 distributions........................    (2,777)  (2,476)    (14,956)    (1,201)
                                        --------  -------   ---------  ---------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued.........    24,956   12,780      54,703    342,930
  Dividends reinvested................       218      213         100         --
  Cost of shares redeemed.............   (14,553)  (9,213)    (63,062)   (10,165)
                                        --------  -------   ---------  ---------
Change in net assets from share
 transactions.........................    10,621    3,780      (8,259)   332,765
                                        --------  -------   ---------  ---------
Change in net assets..................    10,344    4,819      (8,780)   337,933
NET ASSETS:
  Beginning of period.................    53,688   48,869     337,933         --
                                        --------  -------   ---------  ---------
  End of period.......................  $ 64,032  $53,688   $ 329,153  $ 337,933
                                        ========  =======   =========  =========
SHARE TRANSACTIONS:
  Issued..............................     2,383    1,240       5,391     34,283
  Reinvested..........................        21       21          10         --
  Redeemed............................    (1,392)    (894)     (6,210)    (1,004)
                                        --------  -------   ---------  ---------
Change in shares......................     1,012      367        (809)    33,279
                                        ========  =======   =========  =========

--------
(a) For the period from July 1, 1997 (commencement of operations) through July 31, 1997.
 * Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either Classic Shares or Premier Shares. For reporting purposes, transactions prior to September 2, 1997 are being reflected as Classic Shares.



                      See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (Amounts in Thousands)

                          PRIME OBLIGATIONS FUND    U.S. TREASURY FUND      TAX-EXEMPT FUND
                          ------------------------  --------------------  --------------------
                             YEAR         YEAR        YEAR       YEAR       YEAR       YEAR
                             ENDED        ENDED       ENDED      ENDED      ENDED      ENDED
                           JULY 31,     JULY 31,    JULY 31,   JULY 31,   JULY 31,   JULY 31,
                             1998         1997        1998       1997       1998       1997
                          -----------  -----------  ---------  ---------  ---------  ---------
FROM INVESTMENT
 ACTIVITIES:
OPERATIONS:
 Net investment income..  $    31,203  $    28,798  $  14,654  $  15,237  $   2,696  $   2,474
 Net realized gains
  (losses) from invest-
  ment transactions.....           --           --          7         --         --         (2)
                          -----------  -----------  ---------  ---------  ---------  ---------
Change in net assets
 resulting from
 operations.............       31,203       28,798     14,661     15,237      2,696      2,472
                          -----------  -----------  ---------  ---------  ---------  ---------
DISTRIBUTIONS TO CLASSIC
 SHAREHOLDERS:
 From net investment in-
  come..................       (5,957)      (5,860)      (350)      (497)      (691)      (605)
DISTRIBUTIONS TO PREMIER
 SHAREHOLDERS:
 From net investment in-
  come..................      (25,246)     (22,938)   (14,304)   (14,740)    (2,005)    (1,869)
                          -----------  -----------  ---------  ---------  ---------  ---------
Change in net assets
 from shareholder
 distributions..........      (31,203)     (28,798)   (14,654)   (15,237)    (2,696)    (2,474)
                          -----------  -----------  ---------  ---------  ---------  ---------
CAPITAL TRANSACTIONS:
 Proceeds from shares
  issued................    1,553,766    1,618,418    969,887    861,771    225,711    201,701
 Dividends reinvested...        7,810        7,378        737        876        698        590
 Cost of shares re-
  deemed................   (1,492,634)  (1,701,420)  (929,752)  (923,826)  (219,023)  (179,661)
                          -----------  -----------  ---------  ---------  ---------  ---------
Change in net assets
 from share
 transactions...........       68,942      (75,624)    40,872    (61,179)     7,386     22,630
                          -----------  -----------  ---------  ---------  ---------  ---------
Change in net assets....       68,942      (75,624)    40,879    (61,179)     7,386     22,628
NET ASSETS:
 Beginning of period....      527,993      603,617    319,246    380,425     83,355     60,727
                          -----------  -----------  ---------  ---------  ---------  ---------
 End of period..........  $   596,935  $   527,993  $ 360,125  $ 319,246  $  90,741  $  83,355
                          ===========  ===========  =========  =========  =========  =========
SHARE TRANSACTIONS:
 Issued.................    1,553,766    1,618,418    969,887    861,771    225,711    201,701
 Reinvested.............        7,810        7,378        737        876        698        590
 Redeemed...............   (1,492,634)  (1,701,420)  (929,752)  (923,826)  (219,023)  (179,661)
                          -----------  -----------  ---------  ---------  ---------  ---------
Change in shares........       68,942      (75,624)    40,872    (61,179)     7,386     22,630
                          ===========  ===========  =========  =========  =========  =========



                      See notes to financial statements.

AMSOUTH MUTUAL FUNDS
REGIONAL EQUITY FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 July 31, 1998
                     (Amounts in thousands, except shares)

                                   SECURITY                              MARKET
 SHARES                           DESCRIPTION                            VALUE
 ------- ------------------------------------------------------------   --------
 COMMON STOCKS (97.7%):
 Air Freight (2.6%):
  60,000 Federal Express Corp. (b)...................................   $  3,641
                                                                        --------
 Apparel (4.0%):
 170,000 Russell Corp. ..............................................      5,557
                                                                        --------
 Automotive Parts (4.2%):
 105,000 Discount Auto Parts, Inc. (b)...............................      2,678
  90,000 Genuine Parts Co. ..........................................      3,121
                                                                        --------
                                                                           5,799
                                                                        --------
 Banking (9.8%):
  85,000 First American Corp.-Tenn...................................      3,995
  90,000 First Tennessee National Corp. .............................      2,824
  60,000 First Union Corp. ..........................................      3,615
  40,000 NationsBank Corp. ..........................................      3,190
                                                                        --------
                                                                          13,624
                                                                        --------
 Building Materials (2.6%):
 220,000 Interface, Inc. ............................................      3,603
                                                                        --------
 Chemicals--Speciality (1.1%):
 300,000 Ethyl Corp. ................................................      1,575
                                                                        --------
 Construction--Manufactured Homes (2.8%):
 215,000 Clayton Homes, Inc. ........................................      3,857
                                                                        --------
 Diversified Manufacturing (0.3%):
  25,000 Walter Industries, Inc. (b).................................        425
                                                                        --------
 Electrical & Electronic (3.5%):
 205,000 Scientific-Atlanta, Inc. ...................................      4,933
                                                                        --------
 Food Processing & Packaging (4.9%):
 200,000 Flowers Industries, Inc. ...................................      3,687
 165,000 Lance, Inc. ................................................      3,120
                                                                        --------
                                                                           6,807
                                                                        --------
 Forest & Paper Products (3.5%):
  80,000 Caraustar Industries, Inc. .................................      2,185
  80,000 Fort James Corp. ...........................................      2,700
                                                                        --------
                                                                           4,885
                                                                        --------
 Furniture (2.5%):
 100,000 Heilig-Myers Co. ...........................................      1,313
  90,000 Winsloew Furniture, Inc. (b)................................      2,137
                                                                        --------
                                                                           3,450
                                                                        --------
 Insurance (3.2%):
  85,000 Equifax, Inc. ..............................................      3,474
  70,000 Vesta Insurance Group, Inc. ................................      1,050
                                                                        --------
                                                                           4,524
                                                                        --------
 Manufacturing (3.0%):
 120,000 Wolverine Tube, Inc. (b)....................................      4,170
                                                                        --------
 Medical Services (14.8%):
 240,000 Coventry Health Care, Inc. (b)..............................      1,725
 341,718 Health Management Assoc., Inc., Class A (b).................      8,029
 380,000 HEALTHSOUTH Corp. (b).......................................      9,547
 300,000 MedPartners, Inc. (b).......................................      1,538
                                                                        --------
                                                                          20,839
                                                                        --------
 Oil & Gas Exploration, Production, & Services (2.9%):
  61,000 Burlington Resources, Inc. .................................      2,211
  26,000 Mobil Corp. ................................................      1,814
                                                                        --------
                                                                           4,025
                                                                        --------
 Oilfield Equipment & Services (2.8%):
  30,000 Camco International, Inc. ..................................      2,130
 165,000 Offshore Logistics, Inc. (b)................................      1,794
                                                                        --------
                                                                           3,924
                                                                        --------
 Printing (1.1%):
 100,000 John H. Harland Co. ........................................      1,575
                                                                        --------
 Railroads (1.9%):
  90,000 Norfolk Southern Corp. .....................................      2,689
                                                                        --------
 Restaurants (2.8%):
 130,000 Cracker Barrel Old Country Store, Inc. .....................      3,933
                                                                        --------
 Retail (7.3%):
 200,000 Books-A-Million, Inc. (b)...................................        988
 265,000 Hancock Fabrics, Inc. ......................................      2,716
 110,000 Office Depot, Inc. (b)......................................      3,575
 270,000 Stein-Mart, Inc. (b)........................................      2,852
                                                                        --------
                                                                          10,131
                                                                        --------
 Steel (2.8%):
 125,000 Birmingham Steel Corp. .....................................      1,305
  60,000 Nucor Corp. ................................................      2,610
                                                                        --------
                                                                           3,915
                                                                        --------


                                  Continued

AMSOUTH MUTUAL FUNDS
REGIONAL EQUITY FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                 July 31, 1998
                     (Amounts in thousands, except shares)

                                   SECURITY                              MARKET
 SHARES                           DESCRIPTION                            VALUE
 ------- ------------------------------------------------------------   --------
 COMMON STOCKS, CONTINUED:
 Temporary Services (2.1%):
 125,000 AccuStaff, Inc. (b).........................................   $  2,953
                                                                        --------
 Transportation Leasing & Trucking (1.9%):
  90,000 Ryder System, Inc. .........................................      2,610
                                                                        --------
 Transportation--Marine (1.2%):
  60,000 Tidewater, Inc. ............................................      1,740
                                                                        --------
 Utilities--Electric & Gas (5.2%):
  90,000 Florida Progress Corp. .....................................      3,499
 145,000 Southern Co. ...............................................      3,697
                                                                        --------
                                                                           7,196
                                                                        --------
 Utilities--Telecommunications (2.9%):
  60,000 BellSouth Corp. ............................................      4,099
                                                                        --------
  Total Common Stocks                                                    136,479

 INVESTMENT COMPANIES (2.0%):
 2,748,521 AmSouth Prime Obligations Fund............................   $  2,748
     3,805 AmSouth U.S. Treasury Fund................................          4
                                                                        --------
  Total Investment Companies                                               2,752
                                                                        --------
  Total (Cost--$96,315) (a)                                             $139,231
                                                                        ========

--------
Percentages indicated are based on net assets of $139,607.

(a) Represents cost for federal income tax purposes and differs from value by net appreciation of securities as follows:
    Unrealized appreciation........................................... $ 54,574
    Unrealized depreciation...........................................  (11,658)
                                                                       --------
    Net unrealized appreciation....................................... $ 42,916
                                                                       ========
(b) Represents non-income producing securities.

                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS
EQUITY FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 July 31, 1998
                     (Amounts in thousands, except shares)

  SHARES
    OR
 PRINCIPAL                         SECURITY                             MARKET
  AMOUNT                          DESCRIPTION                           VALUE
 --------- --------------------------------------------------------   ----------
 COMMON STOCKS (94.7%):
 Apparel (0.8%):
   600,000 Phillips-Van Heusen Corp. ..............................   $    8,250
                                                                      ----------
 Automotive (2.2%):
   396,000 Ford Motor Co. .........................................       22,547
                                                                      ----------
 Automotive Parts (1.5%):
   392,000 Arvin Industries, Inc. .................................       15,239
                                                                      ----------
 Banking (3.1%):
   150,000 J.P. Morgan & Co., Inc. ................................       18,900
   160,000 NationsBank Corp. ......................................       12,760
                                                                      ----------
                                                                          31,660
                                                                      ----------
 Beverages (1.9%):
   400,000 Diageo PLC ADR..........................................       19,350
                                                                      ----------
 Business Services (1.2%):
   755,000 Reynolds & Reynolds Co., Class A........................       12,693
                                                                      ----------
 Chemicals-Speciality (3.0%):
   140,000 BetzDearborn, Inc. .....................................        9,380
 1,025,000 Engelhard Corp. ........................................       21,397
                                                                      ----------
                                                                          30,777
                                                                      ----------
 Computers & Peripherals (2.0%):
   156,000 IBM.....................................................       20,670
                                                                      ----------
 Consumer Goods (1.8%):
   410,000 American Greetings Corp., Class A.......................       18,937
                                                                      ----------
 Electrical & Electronic (2.4%):
   615,000 AMP, Inc. ..............................................       18,065
   127,500 Avnet, Inc. ............................................        6,997
                                                                      ----------
                                                                          25,062
                                                                      ----------
 Electronic Components (1.2%):
 1,045,000 Cabletron Systems, Inc. (b).............................       12,083
                                                                      ----------
 Entertainment (0.9%):
   660,000 Circus Circus Enterprises, Inc. (b).....................        9,034
                                                                      ----------
 Financial Services (4.1%):
   660,000 Dun & Bradstreet Corp. .................................       18,109
   615,000 Washington Mutual, Inc. ................................       24,561
                                                                      ----------
                                                                          42,670
                                                                      ----------
 Food Processing & Packaging (2.0%):
   360,000 Sara Lee Corp. .........................................       18,045
   120,000 Universal Foods Corp. ..................................        2,745
                                                                      ----------
                                                                          20,790
                                                                      ----------
 Forest & Paper Products (3.5%):
   150,000 Union Camp Corp. .......................................        6,366
   490,000 Weyerhauser Co. ........................................       20,580
   308,000 Willamette Industries, Inc. ............................        8,720
                                                                      ----------
                                                                          35,666
                                                                      ----------
 Health Care (1.4%):
   260,000 United Healthcare Corp. ................................       14,690
                                                                      ----------
 Household Products/Wares (2.8%):
   850,000 Rubbermaid, Inc. .......................................       28,316
                                                                      ----------
 Insurance (5.9%):
   225,000 Aetna, Inc. ............................................       15,595
   360,000 Marsh & McLennan Cos., Inc. ............................       21,983
   630,000 St. Paul Cos., Inc. ....................................       22,798
                                                                      ----------
                                                                          60,376
                                                                      ----------
 Manufacturing (0.3%):
   103,800 Kennametal, Inc. .......................................        3,354
                                                                      ----------
 Medical Supplies (4.4%):
   335,000 Baxter International, Inc. .............................       20,016
   625,000 C.R. Bard, Inc. ........................................       25,313
                                                                      ----------
                                                                          45,329
                                                                      ----------
 Metals & Mining (0.2%):
   120,000 Barrick Gold Corp. .....................................        1,965
                                                                      ----------
 Newspapers (3.5%):
   230,000 Dow Jones & Co., Inc. ..................................       12,492
   360,000 Gannett Co., Inc. ......................................       23,017
                                                                      ----------
                                                                          35,509
                                                                      ----------
 Oil & Gas Exploration, Production, & Services (8.5%):
   325,000 Burlington Resources, Inc. .............................       11,781
   670,000 Sun Co., Inc. ..........................................       25,083
   392,000 Texaco, Inc. ...........................................       23,839

                                   Continued

AMSOUTH MUTUAL FUNDS
EQUITY FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                 July 31, 1998
                     (Amounts in thousands, except shares)

  SHARES
    OR
 PRINCIPAL                         SECURITY                             MARKET
  AMOUNT                          DESCRIPTION                           VALUE
 --------- --------------------------------------------------------   ----------
 COMMON STOCKS, CONTINUED:
 Oil & Gas Exploration, Production, & Services, continued:
   295,000 Ultramar Diamond Shamrock Corp. ........................   $    7,725
   570,000 USX--Marathon Group.....................................       19,451
                                                                      ----------
                                                                          87,879
                                                                      ----------
 Pharmaceuticals (3.8%):
   200,000 American Home Products Corp. ...........................       10,300
   610,000 Pharmacia & Upjohn, Inc. ...............................       28,899
                                                                      ----------
                                                                          39,199
                                                                      ----------
 Pollution Control Services & Equipment (2.1%):
   391,500 Waste Management, Inc. (b)..............................       21,581
                                                                      ----------
 Printing & Publishing (0.2%):
   660,000 R.R. Donnelley Corp. ...................................        1,815
                                                                      ----------
 Railroads (1.4%):
   350,000 CSX Corp. ..............................................       14,153
                                                                      ----------
 Retail (15.2%):
     1,644 Abercrombie & Fitch Co. (b).............................           76
   690,000 CVS Corp. ..............................................       28,290
   600,000 Dayton Hudson Corp. ....................................       28,688
   540,000 Dillard's, Inc., Class A................................       18,563
   320,000 Gap, Inc. ..............................................       19,080
   400,000 May Department Stores Co. ..............................       25,675
   120,000 The Limited, Inc. ......................................        3,218
   510,000 Wal-Mart Stores, Inc. ..................................       32,193
                                                                      ----------
                                                                         155,783
                                                                      ----------
 Temporary Services (0.9%):
   966,900 Olsten Corp. ...........................................        8,944
                                                                      ----------
 Transportation Leasing & Trucking (1.9%):
   465,000 Ryder System, Inc. .....................................       13,485
   243,000 USFreightways Corp. ....................................        6,075
                                                                      ----------
                                                                          19,560
                                                                      ----------
 Utilities--Electric & Gas (3.2%):
    555,000 Baltimore Gas & Electric Co. ..........................       16,789
    650,000 Southern Co. ..........................................       16,575
                                                                      ----------
                                                                          33,364
                                                                      ----------
 Utilities--Telecommunications (7.4%):
    340,000 AT&T Corp. ............................................       20,612
    393,216 Bell Atlantic Corp. ...................................       17,842
    296,000 BellSouth Corp. .......................................       20,221
    255,000 Sprint Corp. ..........................................       17,850
                                                                      ----------
                                                                          76,525
                                                                      ----------
  Total Common Stocks                                                    973,770
                                                                      ----------
 COMMERCIAL PAPER (2.4%):
 Financial Services (2.4%):
 $    6,043 Ford Motor Credit Co., 5.57%, 8/6/98...................        6,038
      7,648 Ford Motor Credit Co., 5.57%, 8/7/98...................        7,641
      3,684 General Electric Capital Corp., 5.59%, 8/3/98..........        3,683
      7,349 General Motors Acceptance Corp., 5.63%, 8/4/98.........        7,346
                                                                      ----------
  Total Commercial Paper                                                  24,708
                                                                      ----------
 INVESTMENT COMPANIES (2.5%):
 17,436,012 AmSouth Prime Obligations Fund.........................       17,436
  8,214,736 AmSouth U.S.Treasury Fund..............................        8,215
                                                                      ----------
  Total Investment Companies                                              25,651
                                                                      ----------
  Total (Cost $693,045) (a)                                           $1,024,129
                                                                      ==========

                                   Continued

AMSOUTH MUTUAL FUNDS
EQUITY FUND

                 SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                 July 31, 1998
                     (Amounts in thousands, except shares)

--------
Percentages indicated are based on net assets of $1,028,669.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $63. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

    Unrealized appreciation........................................... $362,022
    Unrealized depreciation...........................................  (31,001)
                                                                       --------
    Net unrealized appreciation....................................... $331,021
                                                                       ========

(b) Represents non-income producing securities.
ADR--American Depository Receipt
PLC--Public Limited Co.

                      See notes to financial statements.

AMSOUTH MUTUAL FUNDS
EQUITY INCOME FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 July 31, 1998
                     (Amounts in thousands, except shares)

  SHARES
    OR
 PRINCIPAL                           SECURITY                            MARKET
  AMOUNT                           DESCRIPTION                            VALUE
 --------- -----------------------------------------------------------   -------
 COMMON STOCKS (71.4%):
 Aerospace (1.1%):
   11,550  B.F. Goodrich, Inc. .......................................   $   468
                                                                         -------
 Automotive (2.2%):
   16,050  Ford Motor Co. ............................................       914
                                                                         -------
 Banking (12.3%):
   15,157  Banc One Corp. ............................................       783
    7,400  Bankers' Trust Corp. ......................................       829
   10,975  J.P. Morgan & Co., Inc. ...................................     1,382
   62,400  Pacific Century Financial Corp. ...........................     1,225
   18,050  Wilmington Trust Corp. ....................................     1,071
                                                                         -------
                                                                           5,290
                                                                         -------
 Chemicals (1.8%):
    8,300  Dow Chemical Co. ..........................................       753
                                                                         -------
 Chemicals--Speciality (1.9%):
   12,950  PPG Industries, Inc. ......................................       821
                                                                         -------
 Computers & Peripherals (4.2%):
   27,400  Electronic Data Systems Corp. .............................       964
   14,950  Hewlett-Packard Co. .......................................       830
                                                                         -------
                                                                           1,794
                                                                         -------
 Diversified Manufacturing (2.2%):
    4,800  General Electric Co. ......................................       429
    6,600  Minnesota Mining & Manufacturing Co. ......................       494
                                                                         -------
                                                                             923
                                                                         -------
 Electrical & Electronic (4.4%):
   19,000  Motorola, Inc. ............................................       993
   10,800  Royal Philips Electronics N.V. ............................       882
                                                                         -------
                                                                           1,875
                                                                         -------
 Electrical Equipment (1.8%):
   12,600  Emerson Electric Co. ......................................       749
                                                                         -------
 Electronic Components/Instruments (0.9%):
    6,400  Perkin-Elmer Corp. ........................................       375
                                                                         -------
 Engineering & Construction (2.1%):
   21,600  Fluor Corp. ...............................................       909
                                                                         -------
 Food Distributors & Wholesalers (1.5%):
   27,600  SYSCO Corp. ...............................................       656
                                                                         -------
 Food Processing & Packaging (2.0%):
   15,350  H.J. Heinz Co. ............................................       846
                                                                         -------
 Food Products & Services (2.5%):
   32,200  McCormick & Co., Inc. .....................................     1,044
                                                                         -------
 Health Care (1.8%):
   10,100  Johnson & Johnson..........................................       780
                                                                         -------
 Household Products/Wares (1.8%):
   30,300  Tupperware Corp. ..........................................       765
                                                                         -------
 Medical Supplies (5.4%):
   20,400  Bausch & Lomb, Inc. .......................................     1,043
   20,850  Baxter International, Inc. ................................     1,245
                                                                         -------
                                                                           2,288
                                                                         -------
 Office/Business Equipment (1.7%):
   13,900  Pitney Bowes, Inc. ........................................       702
                                                                         -------
 Oil & Gas Exploration, Production, & Services (4.6%):
    6,400  British Petroleum Co. .....................................       514
   10,750  Exxon Corp. ...............................................       754
   17,500  Shell Transport & Trading Co. PLC ADR......................       679
                                                                         -------
                                                                           1,947
                                                                         -------
 Pharmaceuticals (4.7%):
   14,600  American Home Products Corp. ..............................       752
    1,600  Merck & Co., Inc. .........................................       197
   21,875  Pharmacia & Upjohn, Inc. ..................................     1,037
                                                                         -------
                                                                           1,986
                                                                         -------
 Restaurants (1.4%):
    9,100  McDonald's Corp. ..........................................       608
                                                                         -------
 Retail (3.0%):
   25,050  Sears & Roebuck Co. .......................................     1,271
                                                                         -------
 Tobacco (1.1%):
   10,800  Philip Morris Cos., Inc. ..................................       473
                                                                         -------
 Utilities--Electric & Gas (3.2%):
   18,900  Hawaiian Electric Industries, Inc. ........................       715
   12,500  Texas Utilities Co. .......................................       636
                                                                         -------
                                                                           1,351
                                                                         -------

                                   Continued

AMSOUTH MUTUAL FUNDS
EQUITY INCOME FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                 July 31, 1998
                     (Amounts in thousands, except shares)

  SHARES
    OR
 PRINCIPAL                          SECURITY                             MARKET
  AMOUNT                           DESCRIPTION                           VALUE
 --------- ----------------------------------------------------------   --------
 COMMON STOCKS, CONTINUED:
 Utilities--Telecommunications (1.8%):
   14,500  U.S. West, Inc. ..........................................   $    774
                                                                        --------
  Total Common Stocks                                                     30,362
                                                                        --------
 CONVERTIBLE PREFERRED STOCKS (20.0%):
 Banking (4.9%):
    8,050  Jefferson Pilot...........................................      1,084
   33,700  National Australia Bank...................................        990
                                                                        --------
                                                                           2,074
                                                                        --------
 Building Products (1.8%):
   32,600  DECS Trust II/Royal Group Technologies....................        786
                                                                        --------
 Computer Software (2.7%):
   12,150  Microsoft Corp., Series A.................................      1,158
                                                                        --------
 Food Processing & Packaging (2.5%):
   24,700  Dole Food (TRACES)........................................      1,050
                                                                        --------
 Oil Refining & Marketing (1.5%):
    4,450  Tosco Corp. Financing Trust...............................        233
    7,700  Tosco Corp. Financing Trust (b)...........................        402
                                                                        --------
                                                                             635
                                                                        --------
 Printing & Publishing (2.9%):
   45,950  Readers Digest (TRACES)...................................      1,241
                                                                        --------
 Railroads (1.3%):
   12,000  Union Pacific Corp. (b)...................................        542
                                                                        --------
 Telecommunications (1.5%):
   10,500  Salomon Smith Barney......................................        628
                                                                        --------
 Tobacco (0.9%):
   31,100  DECS Trust................................................        381
                                                                        --------
  Total Convertible Preferred Stocks                                       8,495
                                                                        --------
 CONVERTIBLE BONDS (8.1%):
 Computers & Peripherals (2.2%):
  $   420  EMC Corp., 3.25%, 3/15/02, Callable 3/15/00 @ 101.3.......        939
                                                                        --------
 Electrical & Electronic (1.6%):
      720  Xilinx, Inc., 5.25%, 11/1/02, Callable 11/3/98 @ 103......        700
                                                                        --------
 Oilfield Equipment & Services (1.5%):
      595  Diamond Offshore Drilling, Inc., 3.75%, 2/15/07, Callable
            2/22/01 @ 102.08.........................................        622
                                                                        --------
 Retail (2.8%):
    1,660  Costco Cos., Inc., 0.00%, 8/19/17, Callable 8/19/02 @
            59.43....................................................      1,171
                                                                        --------
  Total Convertible Bonds                                                  3,432
                                                                        --------
 INVESTMENT COMPANIES (0.9%):
  371,569  AmSouth Prime Obligations Fund............................        372
                                                                        --------
  Total Investment Companies                                                 372
                                                                        --------
  Total (Cost $40,924) (a)                                              $ 42,661
                                                                        ========

--------
Percentages indicated are based on net assets of $42,506.

(a) Represents cost for federal income tax purposes and differs from value by net appreciation of securities as follows:

    Unrealized appreciation...........................................  $ 3,351
    Unrealized depreciation...........................................   (1,614)
                                                                        -------
    Net unrealized depreciation.......................................  $ 1,737
                                                                        =======

(b) Section 144A security which is restricted as to resale to institutional investors
ADR--American Depository Receipt
PLC--Public Limited Co.
TRACES--Trust Automatic Common Exchange Securities
DECS--Dividend Enhanced Convertible Security


                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS
CAPITAL GROWTH FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 July 31, 1998
                     (Amounts in thousands, except shares)

                                   SECURITY                              MARKET
 SHARES                           DESCRIPTION                             VALUE
 ------ --------------------------------------------------------------   -------
 COMMON STOCKS (94.6%):
 Advertising (1.6%):
  5,000 Omnicom Group, Inc. ..........................................   $   263
                                                                         -------
 Banking (15.3%):
  4,400 Chase Manhattan Corp. ........................................       333
  3,800 Comerica, Inc. ...............................................       256
  6,000 Commerce Bancshares, Inc. ....................................       301
  5,200 Crestar Financial Corp. ......................................       354
  4,900 First American Corp.--Tenn....................................       230
  3,100 Fleet Financial Group, Inc. ..................................       266
  6,000 Keycorp.......................................................       204
  7,150 MBNA Corp. ...................................................       240
  3,500 Northern Trust Corp. .........................................       258
                                                                         -------
                                                                           2,442
                                                                         -------
 Beverages (1.8%):
  7,400 PepsiCo, Inc. ................................................       287
                                                                         -------
 Computer Software (12.0%):
  5,500 BMC Software, Inc. (b)........................................       271
 10,400 Cadence Design System, Inc. (b)...............................       300
  5,000 Compuware Corp. (b)...........................................       269
  7,400 HBO & Co. ....................................................       218
  2,200 Microsoft Corp. (b)...........................................       242
 10,000 Netscape (b)..................................................       286
 13,000 Oracle Corp. (b)..............................................       344
                                                                         -------
                                                                           1,930
                                                                         -------
 Computers & Peripherals (4.3%):
 11,400 Apple Computer, Inc. (b)......................................       395
  6,200 Sun Microsystems, Inc. (b)....................................       293
                                                                         -------
                                                                             688
                                                                         -------
 Consumer Goods (1.4%):
  7,000 Premark International, Inc. ..................................       217
                                                                         -------
 Diversified Manufacturing (5.7%):
  6,000 Crane Co. ....................................................       297
  3,300 General Electric Co. .........................................       295
  5,200 Tyco International Ltd. ......................................       322
                                                                         -------
                                                                             914
                                                                         -------
 Entertainment (1.6%):
  7,000 Carnival Corp. ...............................................       259
                                                                         -------
 Financial Services (1.9%):
  2,700 American Express Co. .........................................       298
                                                                         -------
 Food Distributors & Wholesalers (1.6%):
 11,000 SYSCO Corp. ..................................................       261
                                                                         -------
 Food Products & Services (1.7%):
  5,000 Bestfoods.....................................................       278
                                                                         -------
 Hotels & Lodging (1.4%):
  9,000 Hilton Hotels Corp. ..........................................       227
                                                                         -------
 Insurance (5.1%):
  8,000 AFLAC, Inc. ..................................................       275
  6,400 Allstate Corp. ...............................................       272
  3,800 Chubb Corp. ..................................................       278
                                                                         -------
                                                                             825
                                                                         -------
 Media (4.1%):
  5,200 Chancellor Media Corp. (b)....................................       251
  6,000 Viacom, Inc. Class B (b)......................................       411
                                                                         -------
                                                                             662
                                                                         -------
 Medical Supplies (2.0%):
  5,300 Baxter International, Inc. ...................................       317
                                                                         -------
 Office Equipment & Services (1.8%):
  5,000 Avery Dennison Corp. .........................................       288
                                                                         -------
 Oil & Gas Exploration, Production, & Services (2.1%):
 10,400 Coastal Corp. ................................................       341
                                                                         -------
 Pharmaceuticals (9.6%):
  7,300 Abbott Laboratories...........................................       303
  2,500 Bristol-Myers Squibb Co. .....................................       285
  4,600 Eli Lilly & Co. ..............................................       309
 11,000 Mylan Laboratories............................................       299
  3,500 Schering-Plough Corp. ........................................       339
                                                                         -------
                                                                           1,535
                                                                         -------
 Retail (4.8%):
  5,000 Bed Bath & Beyond, Inc. (b)...................................       216
  5,600 Dayton Hudson Corp. ..........................................       268
  9,800 General Nutrition Companies (b)...............................       280
                                                                         -------
                                                                             764
                                                                         -------

                                   Continued

AMSOUTH MUTUAL FUNDS
CAPITAL GROWTH FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                 July 31, 1998
                     (Amounts in thousands, except shares)

                                   SECURITY                              MARKET
 SHARES                           DESCRIPTION                             VALUE
 ------ --------------------------------------------------------------   -------
 COMMON STOCKS CONTINUED:
 Soaps & Cleaning Agents (2.1%):
  3,300 Clorox Corp. .................................................   $   338
                                                                         -------
 Telecommunications (3.6%):
  5,150 Century Telephone Enterprise, Inc. ...........................       256
  8,000 Qwest Communications International, Inc. (b)..................       323
                                                                         -------
                                                                             579
                                                                         -------
 Telecommunications--Equipment (5.5%):
  4,200 Lucent Technologies, Inc. ....................................       388
 20,000 Paging Network, Inc. (b)......................................       235
  3,400 Tellabs, Inc. (b).............................................       256
                                                                         -------
                                                                             879
                                                                         -------

 Utilities--Telecommunications (1.9%):
  5,000 AT&T Corp. ...................................................       303
                                                                         -------
 Utilities--Water (1.7%):
  8,900 American Water Works, Inc. ...................................       266
                                                                         -------
  Total Common Stocks                                                     15,161
                                                                         -------
  Total (Cost--$13,851) (a)                                              $15,161
                                                                         =======

--------
Percentages indicated are based on net assets of $16,021.

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

    Unrealized appreciation............................................  $1,774
    Unrealized depreciation............................................    (464)
                                                                         ------
    Net unrealized appreciation........................................  $1,310
                                                                         ======

(b) Represents non-income producing securities.

                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS
SMALL CAP FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 July 31, 1998
                     (Amounts in thousands, except shares)

  SHARES
    OR
 PRINCIPAL                           SECURITY                             MARKET
  AMOUNT                            DESCRIPTION                           VALUE
 --------- ------------------------------------------------------------   ------
 COMMON STOCKS (90.3%):
 Advertising (1.4%):
   3,500   HA-LO Industries, Inc. (b)..................................   $  101
                                                                          ------
 Aerospace/Defense (2.3%):
   5,700   Kellstrom Industries, Inc. (b)..............................      168
                                                                          ------
 Airlines (3.0%):
   1,800   Alaska Air Group, Inc. (b)..................................       75
   6,300   Mesaba Holdings, Inc. (b)...................................      148
                                                                          ------
                                                                             223
                                                                          ------
 Commercial Services (4.2%):
   4,700   Data Processing Resources Corp. (b).........................      154
   2,000   Lason, Inc. (b).............................................       98
   1,600   NOVA Corp. (b)..............................................       52
                                                                          ------
                                                                             304
                                                                          ------
 Computer Software (12.5%):
   4,600   AVT Corp. (b)...............................................      105
   5,000   Boole & Babbage, Inc. (b)...................................      115
   1,800   Dendrite International, Inc. (b)............................       84
   2,800   IDX Systems Corp. (b).......................................      140
     900   Mercury Interactive Corp. (b)...............................       37
   4,300   Peerless Systems Corp. (b)..................................       84
   3,700   Peregrine Systems, Inc. (b).................................      126
   4,000   Platinum Technology, Inc. (b)...............................      126
   2,700   Symantec Corp. (b)..........................................       65
   1,100   THQ, Inc. (b)...............................................       32
                                                                          ------
                                                                             914
                                                                          ------
 Computers & Peripherals (5.7%):
   3,100   Ciber, Inc. (b).............................................      105
   3,000   Jack Henry & Associates, Inc. ..............................      122
   5,900   Systems & Computer Technology Corp. (b).....................      129
   4,000   Tier Technologies, Inc. (b).................................       63
                                                                          ------
                                                                             419
                                                                          ------
 Cosmetics/Personal Care (1.3%):
   6,600   Playtex Products, Inc. (b)..................................       96
                                                                          ------
 Electronic Components (3.8%):
   2,000   C&D Technologies, Inc. .....................................       53
   1,000   Oak Industries, Inc. (b)....................................       37
   3,000   Special Devices, Inc. (b)...................................      103
   3,700   Technitrol, Inc. ...........................................       87
                                                                          ------
                                                                             280
                                                                          ------
 Engineering & Construction (1.5%):
   3,300   Dycom Industries, Inc. (b)..................................      113
                                                                          ------
 Environmental Services (3.1%):
   3,700   American Disposal Services, Inc. (b)........................      142
   2,100   Catalytica, Inc. (b)........................................       31
   3,000   Stericycle, Inc. (b)........................................       53
                                                                          ------
                                                                             226
                                                                          ------
 Financial Services (4.0%):
   4,400   AmeriCredit Corp. (b).......................................      148
   1,100   Downey Financial Corp. .....................................       36
   2,100   HealthCare Financial Partners, Inc. (b).....................      105
                                                                          ------
                                                                             289
                                                                          ------
 Food Processing & Packaging (1.7%):
   3,600   Earthgrains Co. ............................................      123
                                                                          ------
 Home Builders (6.8%):
   7,900   D. R. Horton, Inc. .........................................      171
   2,400   M.D.C Holdings, Inc. .......................................       49
   4,200   National R.V. Holdings, Inc. (b)............................      110
   9,900   Standard Pacific Corp. .....................................      170
                                                                          ------
                                                                             500
                                                                          ------
 Household Products/Wares (3.0%):
   5,550   Fossil, Inc. (b)............................................      127
   3,300   Windmere-Durable Holdings, Inc. (b).........................       90
                                                                          ------
                                                                             217
                                                                          ------
 Insurance (4.0%):
   7,600   Century Business Services, Inc. (b).........................      151
   3,700   Fidelity National Financial, Inc. ..........................      139
                                                                          ------
                                                                             290
                                                                          ------

                                   Continued

AMSOUTH MUTUAL FUNDS
SMALL CAP FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                 July 31, 1998
                     (Amounts in thousands, except shares)

  SHARES
    OR
 PRINCIPAL                           SECURITY                             MARKET
  AMOUNT                            DESCRIPTION                           VALUE
 --------- ------------------------------------------------------------   ------
 COMMON STOCKS, CONTINUED:
 Machinery--Construction (1.3%):
    3,000  JLG Industries, Inc. .......................................   $   47
    2,200  Terex Corp. (b).............................................       46
                                                                          ------
                                                                              93
                                                                          ------
 Machinery--Diversified (2.0%):
    5,300  Gerber Scientific, Inc. ....................................      148
                                                                          ------
 Manufactured Housing (1.3%):
    4,800  American Homestar Corp. (b).................................       94
                                                                          ------
 Medical Services (1.7%):
    3,000  Renal Care Group, Inc. (b)..................................      123
                                                                          ------
 Medical Services--Veterinary (2.4%):
    9,300  Veterinary Centers of America, Inc. (b).....................      176
                                                                          ------
 Pharmaceuticals (0.5%):
    2,000  NBTY, Inc. (b)..............................................       33
                                                                          ------
 Printing (0.8%):
    2,500  Cadmus Communications Corp. ................................       59
                                                                          ------
 Restaurants (0.8%):
    4,300  Buffets, Inc. (b)...........................................       59
                                                                          ------
 Retail (13.9%):
    1,600  Abercrombie & Fitch Co. (b).................................       74
    7,700  Cato Corp.--Class A.........................................      102
    1,500  DM Management Co. (b).......................................       28
    6,000  Goody's Family Clothing, Inc. (b)...........................      154
    6,000  Just For Feet, Inc. (b).....................................      139
    4,700  Kenneth Cole Productions, Inc. (b)..........................       97
    4,250  Pacific Sunwear of California, Inc. (b).....................      125
    4,700  Regis Corp. ................................................      136
    4,000  The Finish Line, Class A (b)................................       87
    2,700  The Men's Wearhouse, Inc. (b)...............................       85
                                                                          ------
                                                                           1,027
                                                                          ------
 Telecommunications (1.4%):
    5,600  InterVoice, Inc. (b)........................................      104
                                                                          ------
 Telecommunications--Equipment (3.0%):
    4,800  ANTEC Corp. (b).............................................      107
    3,300  Superior TeleCom, Inc. .....................................      114
                                                                          ------
                                                                             221
                                                                          ------
 Textiles (2.5%):
    5,800  Mohawk Industries, Inc. (b).................................      181
                                                                          ------
 Transportation (0.4%):
      700  Coach USA, Inc. (b).........................................       26
                                                                          ------
 Total Common Stocks                                                       6,607
                                                                          ------
 U.S. TREASURY BILLS (5.4%):
  $   100  8/6/98......................................................      100
      300  10/15/98....................................................      297
                                                                          ------
 Total U.S. Treasury Bills                                                   397
                                                                          ------
 INVESTMENT COMPANIES (4.1%):
  296,892  AmSouth Prime Obligations Fund..............................      297
                                                                          ------
 Total Investment Companies                                                  297
                                                                          ------
 Total (Cost $7,381) (a)                                                  $7,301
                                                                          ======

--------
Percentages indicated are based on net assets of $7,315.

(a) Represents cost for federal income tax purposes and differs from value by net unrealized depreciation of securities as follows:

    Unrealized appreciation.............................................  $ 359
    Unrealized depreciation.............................................   (439)
                                                                          -----
    Net unrealized depreciation.........................................  $ (80)
                                                                          =====

(b) Represents non-income producing securities.

                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS
BALANCED FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 July 31, 1998
                     (Amounts in thousands, except shares)

 SHARES OR
 PRINCIPAL                             SECURITY                          MARKET
  AMOUNT                             DESCRIPTION                         VALUE
 --------- ----------------------------------------------------------   --------
 COMMON STOCKS (53.5%):
 Apparel (0.5%):
  140,000  Phillips-Van Heusen Corp. ................................   $  1,925
                                                                        --------
 Automotive (1.2%):
   81,000  Ford Motor Co. ...........................................      4,612
                                                                        --------
 Automotive Parts (1.0%):
  101,000  Arvin Industries, Inc. ...................................      3,926
                                                                        --------
 Banking (2.2%):
   40,000  J.P. Morgan & Co., Inc. ..................................      5,040
   40,000  NationsBank Corp. ........................................      3,190
                                                                        --------
                                                                           8,230
                                                                        --------
 Beverages (0.9%):
   70,000  Diageo PLC ADR............................................      3,386
                                                                        --------
 Business Services (0.8%):
  178,000  Reynolds & Reynolds Co., Class A..........................      2,993
                                                                        --------
 Chemicals--Speciality (2.0%):
   44,000  BetzDearborn, Inc. .......................................      2,948
  230,000  Engelhard Corp. ..........................................      4,801
                                                                        --------
                                                                           7,749
                                                                        --------
 Computers & Peripherals (0.7%):
   20,000  IBM.......................................................      2,650
                                                                        --------
 Consumer Goods (0.8%):
   65,000  American Greetings Corp., Class A.........................      3,002
                                                                        --------
 Electrical & Electronic (1.6%):
  150,000  AMP, Inc. ................................................      4,406
   32,000  Avnet, Inc. ..............................................      1,756
                                                                        --------
                                                                           6,162
                                                                        --------
 Electronic Components (1.1%):
  355,000  Cabletron Systems, Inc. (b)...............................      4,105
                                                                        --------
 Entertainment (0.6%):
  173,000  Circus Circus Enterprises, Inc. (b).......................      2,368
                                                                        --------
 Financial Services (2.2%):
  110,000  Dun & Bradstreet Corp. ...................................      3,018
  132,500  Washington Mutual, Inc. ..................................      5,292
                                                                        --------
                                                                           8,310
                                                                        --------
 Food Processing & Packaging (1.1%):
   70,000  Sara Lee Corp. ...........................................      3,508
   36,000  Universal Foods Corp. ....................................        824
                                                                        --------
                                                                           4,332
                                                                        --------
 Forest & Paper Products (2.4%):
   50,000  Union Camp Corp. .........................................      2,122
  100,000  Weyerhauser Co. ..........................................      4,200
  100,000  Willamette Industries, Inc. ..............................      2,831
                                                                        --------
                                                                           9,153
                                                                        --------
 Health Care (0.5%):
   33,000  United Healthcare Corp. ..................................      1,865
                                                                        --------
 Household Products/Wares (1.6%):
  180,000  Rubbermaid, Inc. .........................................      5,996
                                                                        --------
 Insurance (3.0%):
   50,000  Aetna, Inc. ..............................................      3,466
   60,000  Marsh & McLennan Cos., Inc. ..............................      3,664
  120,000  St. Paul Cos., Inc. ......................................      4,342
                                                                        --------
                                                                          11,472
                                                                        --------
 Manufacturing (0.3%):
   31,000  Kennametal, Inc. .........................................      1,002
                                                                        --------
 Medical Supplies (2.7%):
  100,000  Baxter International, Inc. ...............................      5,975
  105,000  C.R. Bard, Inc. ..........................................      4,253
                                                                        --------
                                                                          10,228
                                                                        --------
 Metals & Mining (0.2%):
   40,000  Barrick Gold Corp. .......................................        655
                                                                        --------
 Newspapers (1.9%):
   30,000  Dow Jones & Co., Inc. ....................................      1,629
   90,000  Gannett Co., Inc. ........................................      5,755
                                                                        --------
                                                                           7,384
                                                                        --------
 Oil & Gas Exploration, Production, & Services (5.0%):
   75,000  Burlington Resources, Inc. ...............................      2,719
  105,000  Sun Co., Inc. ............................................      3,931
   80,000  Texaco, Inc. .............................................      4,865

                                   Continued

AMSOUTH MUTUAL FUNDS
BALANCED FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                 July 31, 1998
                     (Amounts in thousands, except shares)

 SHARES OR
 PRINCIPAL                          SECURITY                             MARKET
  AMOUNT                           DESCRIPTION                           VALUE
 --------- ----------------------------------------------------------   --------
 COMMON STOCKS, CONTINUED:
 Oil & Gas Exploration, Production, & Services, continued:
  125,000  Ultramar Diamond Shamrock Corp. ..........................   $  3,273
  130,000  USX--Marathon Group.......................................      4,436
                                                                        --------
                                                                          19,224
                                                                        --------
 Pharmaceuticals (2.3%):
   50,000  American Home Products Corp. .............................      2,575
  134,000  Pharmacia & Upjohn, Inc. .................................      6,348
                                                                        --------
                                                                           8,923
                                                                        --------
 Pollution Control Services & Equipment (1.2%):
   83,375  Waste Management, Inc. (b)................................      4,596
                                                                        --------
 Printing & Publishing (0.1%):
  110,000  R.R. Donnelley Corp. .....................................        303
                                                                        --------
 Railroads (0.6%):
   60,000  CSX Corp. ................................................      2,426
                                                                        --------
 Retail (7.0%):
      410  Abercrombie & Fitch Co. (b)...............................         19
  130,000  CVS Corp. ................................................      5,331
   78,000  Dayton Hudson Corp. ......................................      3,729
  105,000  Dillard's, Inc., Class A..................................      3,609
   45,000  Gap, Inc. ................................................      2,683
   70,000  May Department Stores Co. ................................      4,493
   30,000  The Limited, Inc. ........................................        804
   98,000  Wal-Mart Stores, Inc. ....................................      6,187
                                                                        --------
                                                                          26,855
                                                                        --------
 Temporary Services (0.6%):
  230,000  Olsten Corp. .............................................      2,128
                                                                        --------
 Transportation Leasing & Trucking (1.1%):
   95,000  Ryder System, Inc. .......................................      2,755
   55,000  US Freightways Corp. .....................................      1,375
                                                                        --------
                                                                           4,130
                                                                        --------
 Utilities--Electric & Gas (2.0%):
  140,000  Baltimore Gas & Electric Co. .............................      4,235
  140,000  Southern Co. .............................................      3,570
                                                                        --------
                                                                           7,805
                                                                        --------
 Utilities--Telecommunications (4.3%):
   40,000  AT&T Corp. ...............................................      2,425
  110,000  Bell Atlantic Corp. ......................................      4,991
   70,000  BellSouth Corp. ..........................................      4,782
   60,000  Sprint Corp. .............................................      4,200
                                                                        --------
                                                                          16,398
                                                                        --------
 Total Common Stocks                                                     204,293
                                                                        --------
 CORPORATE BONDS (21.0%):
 Appliances (0.1%):
  $   500  Whirlpool Corp., 9.50%, 6/15/00...........................        529
                                                                        --------
 Automotive (0.9%):
    2,500  Chrysler Financial Corp., 6.08%, 4/6/01...................      2,500
      700  General Motors Corp., 9.63%, 12/1/00......................        753
                                                                        --------
                                                                           3,253
                                                                        --------
 Banking (3.5%):
      930  BankAmerica Corp., 9.50%, 4/1/01..........................      1,007
    1,000  Bankers Trust Co., 9.50%, 6/14/00.........................      1,059
    2,500  Mellon Financial Co., 6.30%, 6/1/00.......................      2,516
    4,185  NationsBank Corp., 5.38%, 4/15/00.........................      4,147
    2,000  SunTrust Banks, Inc., 7.38%, 7/1/06.......................      2,135
    1,565  Wachovia Corp., 5.40%, 2/20/01............................      1,543
    1,475  Wachovia Corp., 6.63%, 11/15/06...........................      1,506
                                                                        --------
                                                                          13,913
                                                                        --------
 Brokerage Services (1.9%):
    3,000  Bear Stearns & Co., Inc., 6.50%, 8/1/02...................      3,030
    2,000  Merrill Lynch & Co., Inc., 6.00%, 3/1/01..................      2,003
    2,000  Morgan Stanley Group, Inc.,
            8.10%, 6/24/02...........................................      2,135
                                                                        --------
                                                                           7,168
                                                                        --------
 Farm Equipment (0.8%):
    3,000  John Deere Capital Corp., 5.85%, 1/15/01..................      2,993
                                                                        --------
 Financial Services (2.7%):
    4,000  Associates Corp. N. A., 6.75%, 7/15/01....................      4,079
    1,200  British Telecom Finance, Inc.,
            9.38%, 2/15/99...........................................      1,223
    1,000  Commercial Credit Co., 7.88%, 7/15/04.....................      1,078

                                   Continued

AMSOUTH MUTUAL FUNDS
BALANCED FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                 July 31, 1998
                     (Amounts in thousands, except shares)

  SHARES
    OR
 PRINCIPAL                          SECURITY                             MARKET
  AMOUNT                           DESCRIPTION                           VALUE
 --------- ----------------------------------------------------------   --------
 CORPORATE BONDS, CONTINUED:
 Financial Services, continued:
  $1,000   Ford Motor Credit Corp., 5.63%, 1/15/99...................   $    999
   2,000   General Motors Acceptance Corp.,
            6.00%, 2/1/02............................................      1,990
   1,000   Pitney Bowes Credit Corp., 6.80%, 10/1/01.................      1,024
                                                                        --------
                                                                          10,393
                                                                        --------
 Food Products & Services (0.3%):
   1,000   H.J. Heinz Co., 6.75%, 10/15/99...........................      1,010
                                                                        --------
 Forest & Paper Products (0.3%):
   1,000   Mead Corp., 6.60%, 3/1/02.................................      1,014
                                                                        --------
 Industrial Goods & Services (3.1%):
     500   Browning-Ferris Industries, Inc.,
            6.10%, 1/15/03...........................................        499
   2,000   Caterpillar Financial Services,
            6.02%, 4/15/02...........................................      2,000
   1,000   Dresser Industries, Inc., 6.25%, 6/1/00...................      1,006
   3,000   First Data Corp., 6.75%, 7/15/05..........................      3,124
   2,000   Honeywell, Inc., 6.75%, 3/15/02...........................      2,045
   3,000   Monsanto Co., 6.00%, 7/1/00...............................      3,008
                                                                        --------
                                                                          11,682
                                                                        --------
 Insurance (0.5%):
   1,400   Capital Holding Corp., 9.20%, 4/17/01.....................      1,507
     279   Chubb Corp., 8.75%, 11/15/99..............................        288
                                                                        --------
                                                                           1,795
                                                                        --------
 Newspapers (0.5%):
   2,000   Gannett Co., Inc., 5.85%, 5/1/00..........................      2,003
                                                                        --------
 Oil & Gas Exploration, Production, & Services (0.4%):
   1,550   BP America, Inc., 9.38%, 11/1/00..........................      1,662
                                                                        --------
 Pollution Control Services & Equipment (0.8%):
   1,000   Waste Management, Inc., 8.25%, 11/15/99...................      1,025
   2,000   Waste Management, Inc., 7.70%, 10/1/02....................      2,093
                                                                        --------
                                                                           3,118
                                                                        --------
 Retail (2.4%):
   2,000   J.C. Penney Co., Inc., 7.25%, 4/1/02......................      2,075
   2,000   Sears & Roebuck, 6.00%, 3/20/03...........................      1,978
   3,000   Wal-Mart Stores, Inc., 5.85%, 6/1/00......................      3,000
   2,000   Wal-Mart Stores, Inc., 6.75%, 5/15/02.....................      2,055
                                                                        --------
                                                                           9,108
                                                                        --------
 Telecommunications (0.3%):
   1,000   AT&T Corp., 7.13%, 1/15/02................................      1,035
                                                                        --------
 Utilities--Electric & Gas (2.0%):
   3,450   Duke Power Co., 7.00%, 6/1/00.............................      3,515
   1,275   Georgia Power Co., 6.13%, 9/1/99..........................      1,278
   2,000   Oklahoma Gas & Electric Co.,
            6.25%, 10/15/00..........................................      2,015
     900   Pennsylvania Power & Light Co.,
            6.00%, 6/1/00............................................        901
                                                                        --------
                                                                           7,709
                                                                        --------
 Utilities--Telecommunications (0.5%):
   1,730   Lucent Technologies, Inc., 6.90%, 7/15/01.................      1,775
                                                                        --------
 Total Corporate Bonds                                                    80,160
                                                                        --------
 MUNICIPAL BONDS (1.1%):
 Illinois (1.1%):
   3,800   Chicago Public Building, 7.00%, 1/1/06....................      4,028
                                                                        --------
 Total Municipal Bonds                                                     4,028
                                                                        --------
 U.S. GOVERNMENT AGENCIES (7.2%):
 Federal Home Loan Mortgage Corp. (2.4%):
   7,000   5.83%, 2/9/06.............................................      6,977
   2,000   7.10%, 4/10/07............................................      2,161
                                                                        --------
                                                                           9,138
                                                                        --------
 Federal National Mortgage Assoc. (3.8%):
   4,000   5.57%, 3/17/00............................................      3,995
   5,400   5.50%, 2/2/01.............................................      5,376
   5,000   6.21%, 11/7/07............................................      5,105
                                                                        --------
                                                                          14,476
                                                                        --------

                                   Continued

AMSOUTH MUTUAL FUNDS
BALANCED FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                 July 31, 1998
                     (Amounts in thousands, except shares)

  SHARES
    OR
 PRINCIPAL                          SECURITY                             MARKET
  AMOUNT                           DESCRIPTION                           VALUE
 --------- ----------------------------------------------------------   --------
 U.S. GOVERNMENT AGENCIES, CONTINUED:
 Tennessee Valley Authority (1.0%):
 $   4,000 6.00%, 11/1/00............................................   $  4,000
                                                                        --------
 Total U.S. Government Agencies                                           27,614
                                                                        --------
 U.S. TREASURY BONDS (12.1%):
     6,300 5.75%, 8/15/03............................................      6,353
     7,000 5.88%, 11/15/05...........................................      7,117
     6,000 7.50%, 11/15/16...........................................      7,136
    10,000 7.25%, 8/15/22............................................     11,831
    12,900 6.25%, 8/15/23............................................     13,653
                                                                        --------
 Total U.S. Treasury Bonds                                                46,090
                                                                        --------
 U.S. TREASURY NOTES (0.5%):
     2,000 5.63%, 2/28/01............................................      2,005
                                                                        --------
 Total U.S. Treasury Notes                                                 2,005
                                                                        --------

 U.S. TREASURY STRIPS (2.3%):
    12,000 2/15/04...................................................      8,845
                                                                        --------
 Total U.S. Treasury Strips                                                8,845
                                                                        --------
 INVESTMENT COMPANIES (1.5%):
 5,657,101 AmSouth Prime Obligations Fund                                  5,657
     1,138 AmSouth U.S. Treasury Fund................................          1
                                                                        --------
 Total Investment Companies                                                5,658
                                                                        --------
 Total (Cost--$304,301) (a)                                             $378,693
                                                                        ========

--------
Percentages indicated are based on net assets of $381,749.

(a) Represents cost for federal income tax purposes and differs from value by net appreciation of securities as follows:

    Unrealized appreciation..........................................  $ 81,964
    Unrealized depreciation..........................................    (7,572)
                                                                       --------
    Net unrealized appreciation......................................  $ 74,392
                                                                       ========

(b) Represents non-income producing securities.
ADR--American Depository Receipt
PLC--Public Limited Co.

                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS
BOND FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 July 31, 1998
                     (Amounts in thousands, except shares)

  SHARES
    OR
 PRINCIPAL                          SECURITY                             MARKET
  AMOUNT                           DESCRIPTION                           VALUE
 --------- ----------------------------------------------------------   --------
 CORPORATE BONDS (50.0%):
 Aerospace/Defense (0.9%):
 $   3,000 Boeing Corp., 6.88%, 11/1/06..............................   $  3,150
                                                                        --------
 Appliances (0.2%):
       500 Whirlpool Corp., 9.50%, 6/15/00...........................        529
                                                                        --------
 Automotive (0.3%):
       908 General Motors Corp., 9.63%, 12/1/00......................        977
                                                                        --------
 Banking (6.1%):
     3,157 Banc One Corp., 7.00%, 7/15/05............................      3,279
     1,150 BankAmerica Corp., 9.50%, 4/1/01..........................      1,245
     4,000 Fifth Third Bank, 6.75%, 7/15/05..........................      4,115
     3,856 J.P. Morgan & Co., 7.63%, 9/15/04.........................      4,136
     4,306 NationsBank Corp., 5.38%, 4/15/00.........................      4,268
     3,159 SunTrust Banks, Inc., 7.38%, 7/1/06.......................      3,372
                                                                        --------
                                                                          20,415
                                                                        --------
 Beverages (2.1%):
     3,500 Coca-Cola Enterprises, Inc., 6.38%, 8/1/01................      3,535
     3,530 PepsiCo, Inc., 7.63%, 11/1/98.............................      3,541
                                                                        --------
                                                                           7,076
                                                                        --------
 Brokerage Services (2.5%):
     2,500 Bear Stearns & Co. Inc., 6.63%, 10/1/04...................      2,522
     3,500 Dean Witter Discover & Co.,
            6.50%, 11/1/05...........................................      3,535
       750 Merrill Lynch & Co., Inc.,
            8.25%, 11/15/99..........................................        771
     1,450 Merrill Lynch & Co., Inc., 6.00%, 2/12/03.................      1,441
                                                                        --------
                                                                           8,269
                                                                        --------
 Financial Services (7.0%):
     2,000 American Express Credit Corp.,
            6.50%, 8/1/00............................................      2,023
     3,500 Ameritech Capital, 5.65%, 1/15/01.........................      3,477
     2,000 Associates Corp., 5.75%, 10/15/03.........................      1,965
     3,091 Avco Financial Service Corp.,
            5.50%, 4/1/00............................................      3,076
     1,310 British Telecom Finance, Inc.,
            9.38%, 2/15/99...........................................      1,335
     2,000 Commercial Credit Co., 7.38%, 3/15/02.....................      2,085
     3,000 Commercial Credit Co., 6.50%, 8/1/04......................      3,019
     3,485 Ford Motor Credit Co., 6.25%, 12/8/05.....................      3,467
     1,000 Margaretten Financial Corp.,
            6.75%, 6/15/00...........................................      1,011
     2,000 Norwest Financial, Inc., 6.63%, 7/15/04...................      2,048
                                                                        --------
                                                                          23,506
                                                                        --------
 Food Products & Services (0.8%):
     2,750 Campbell Soup Co., 6.15%, 12/1/02.........................      2,778
                                                                        --------
 Forest & Paper Products (0.9%):
     3,000 Mead Corp., 6.60%, 3/1/02.................................      3,041
                                                                        --------
 Industrial Goods & Services (6.9%):
     3,000 Air Products & Chemicals, Inc.,
            8.35%, 1/15/02...........................................      3,210
     2,655 Browning-Ferris Industries, Inc.,
            6.10%, 1/15/03...........................................      2,652
     2,000 E. I. Dupont de Nemours & Co.,
            6.50%, 9/1/02............................................      2,040
     2,570 E. I. Dupont de Nemours & Co.,
            6.75%, 10/15/02..........................................      2,650
       864 Exxon Capital Corp., 7.45%, 12/15/01......................        905
     2,000 First Data Corp., 6.75%, 7/15/05..........................      2,083
     1,500 Illinois Tool Works, Inc., 5.88%, 3/1/00..................      1,500
     3,456 Rockwell International Corp.,
            6.63%, 6/1/05............................................      3,576
     2,449 Waste Management, Inc., 6.38%, 12/1/03....................      2,428
     2,000 Waste Management, Inc., 7.00%, 5/15/05....................      2,050
                                                                        --------
                                                                          23,094
                                                                        --------
 Insurance (2.0%):
     1,000 AON Corp., 6.88%, 10/1/99.................................      1,010
     1,600 Capital Holding Corp., 9.20%, 4/17/01.....................      1,722
       660 Chubb Corp., 8.75%, 11/15/99..............................        682
     3,100 Hartford Life, Inc., 6.90%, 6/15/04.......................      3,190
                                                                        --------
                                                                           6,604
                                                                        --------
 Office Equipment & Services (0.6%):
     2,000 Xerox Corporation, 7.15%, 8/1/04..........................      2,100
                                                                        --------
 Oil & Gas Exploration, Production, & Services (1.0%):
     3,158 BP America, Inc., 9.38%, 11/1/00..........................      3,387
                                                                        --------

                                   Continued

AMSOUTH MUTUAL FUNDS
BOND FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                 July 31, 1998
                     (Amounts in thousands, except shares)

  SHARES
    OR
 PRINCIPAL                         SECURITY                              MARKET
  AMOUNT                          DESCRIPTION                            VALUE
 --------- ----------------------------------------------------------   --------
 CORPORATE BONDS, CONTINUED:
 Photography (1.0%):
  $ 3,000  Eastman Kodak, 9.38%, 3/15/03.............................   $  3,390
                                                                        --------
 Railroads (1.0%):
    2,395  Union Pacific Corp., 6.25%, 3/15/99.......................      2,398
    1,000  Union Pacific Corp., 7.00%, 6/15/00.......................      1,015
                                                                        --------
                                                                           3,413
                                                                        --------
 Retail (2.9%):
    1,500  JC Penny & Co., 6.13%, 11/15/03...........................      1,500
    3,000  Nike, Inc., 6.38%, 12/1/03................................      3,034
    4,000  Wal-Mart Stores, Inc., 5.85%, 6/1/00......................      3,999
    1,000  Wal-Mart Stores, Inc., 6.75%, 5/15/02.....................      1,028
                                                                        --------
                                                                           9,561
                                                                        --------
 Utilities--Electric & Gas (7.2%):
    3,100  Baltimore Gas & Electric, 7.50%, 1/15/07..................      3,377
    2,000  Consolidated Edison Co. of New York, Inc.,
            6.63%, 2/1/02............................................      2,038
    3,100  National Rural Utilities, 6.38%, 10/15/04.................      3,147
    1,000  Northern States Power Co., 5.50%, 2/1/99..................        999
    2,750  Northern States Power Co., 7.88%, 10/1/01.................      2,901
    2,250  Oklahoma Gas & Electric Co., 6.25%, 10/15/00..............      2,267
    1,000  Southern California Edison Co., 5.60%, 12/15/98...........        999
    2,000  Tampa Electric Co., 6.13%, 5/1/03.........................      2,013
    2,500  Virginia Electric & Power Co., 8.00%, 3/1/04..............      2,725
    3,500  Wisconsin Electric Power, 6.63%, 11/15/06.................      3,608
                                                                        --------
                                                                          24,074
                                                                        --------
 Utilities--Telecommunications (6.6%):
    2,000  Bell Atlantic Corp., 6.25%, 2/15/04.......................      2,013
    3,500  BellSouth Telecommunications,
            6.50%, 6/15/05...........................................      3,591
    2,009  Chesapeake & Potomac Telephone,
            6.00%, 5/1/03............................................      2,006
    2,000  GTE California, Inc., 5.63%, 2/1/01.......................      1,983
    2,295  GTE Northwest, Inc., Series A,
            7.38%, 5/1/01............................................      2,372
    1,650  GTE Southwest, Inc., Series A,
            5.82%, 12/1/99...........................................      1,646
      500  Michigan Bell Telephone, 5.88%, 9/15/99...................        501
    2,000  Southern New England Telecommunications Corp.,
            6.50%, 2/15/02...........................................      2,028
    2,000  Southwestern Bell Telephone,
            6.63%, 4/1/05............................................      2,053
    4,000  US West Communications Group,
            6.63%, 9/15/05...........................................      4,084
                                                                        --------
                                                                          22,277
                                                                        --------
 Total Corporate Bonds                                                   167,641
                                                                        --------
 U.S. GOVERNMENT AGENCIES (11.4%):
 Federal Home Loan Mortgage Corp. (0.9%):
      700  7.14%, 3/12/07............................................        725
    2,000  7.10%, 4/10/07............................................      2,161
                                                                        --------
                                                                           2,886
                                                                        --------
 Federal National Mortgage Assoc. (10.5%):
    3,000  6.59%, 5/21/02............................................      3,088
    7,500  7.05%, 11/12/02...........................................      7,864
    1,500  7.40%, 7/1/04.............................................      1,619
   15,000  8.40%, 10/25/04...........................................     15,492
    7,300  5.88%, 2/2/06.............................................      7,298
                                                                        --------
                                                                          35,361
                                                                        --------
 Total U.S. Government Agencies                                           38,247
                                                                        --------

                                   Continued

AMSOUTH MUTUAL FUNDS
BOND FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                 July 31, 1998
                     (Amounts in thousands, except shares)

  SHARES
    OR
 PRINCIPAL                          SECURITY                             MARKET
  AMOUNT                           DESCRIPTION                           VALUE
 --------- ----------------------------------------------------------   --------
 U.S. TREASURY BONDS (34.8%):
  $22,000  5.75%, 8/15/03............................................   $ 22,186
   15,000  5.88%, 11/15/05...........................................     15,251
   11,000  6.50%, 10/15/06...........................................     11,636
   17,467  3.38%, 1/15/07*...........................................     16,883
   18,000  7.50%, 11/15/16...........................................     21,407
   27,700  6.25%, 8/15/23............................................     29,317
                                                                        --------
 Total U.S. Treasury Bonds                                               116,680
                                                                        --------
 U.S. TREASURY STRIPS (1.8%):
      8,000 2/15/04..................................................      5,896
                                                                        --------
 Total U.S. Treasury Strips                                                5,896
                                                                        --------
 INVESTMENT COMPANIES (1.6%):
  5,462,727 AmSouth Prime Obligations Fund...........................      5,462
        570 AmSouth U.S. Treasury Fund...............................          1
                                                                        --------
 Total Investment Companies                                                5,463
                                                                        --------
 Total (Cost--$320,968) (a)                                             $333,927
                                                                        ========

--------
Percentages indicated are based on net assets of $335,404.

(a) Represents cost for federal income tax purposes and differs from value by net appreciation of securities as follows:

    Unrealized appreciation..........................................  $ 13,687
    Unrealized appreciation..........................................      (728)
                                                                       --------
    Net unrealized appreciation......................................  $ 12,959
                                                                       ========

* Inflation indexed bond
PLC--Public Limited Co.

                                   Continued

AMSOUTH MUTUAL FUNDS
GOVERNMENT INCOME FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 July 31, 1998
                     (Amounts in thousands, except shares)

  SHARES
    OR
 PRINCIPAL                           SECURITY                            MARKET
  AMOUNT                           DESCRIPTION                            VALUE
 --------- -----------------------------------------------------------   -------
 U.S. GOVERNMENT AGENCIES (86.2%):
 Federal National Mortgage Assoc. (20.6%):
 $  1,500  5.75%, 4/15/03.............................................   $ 1,499
      700  5.94%, 12/12/05............................................       704
                                                                         -------
                                                                           2,203
                                                                         -------
 Government National Mortgage Assoc. (65.6%):
       45  9.50%, 5/15/18, Pool #237970...............................        49
       70  9.00%, 6/15/18, Pool #251674...............................        75
       91  9.00%, 8/15/18, Pool #256195...............................        97
       71  9.50%, 2/15/19, Pool #229511...............................        77
      114  9.50%, 6/15/19, Pool #273497...............................       122
        5  9.50%, 7/15/19, Pool #272490...............................         6
       66  9.00%, 10/15/19, Pool #265423..............................        70
      114  9.00%, 10/15/19, Pool #282314..............................       121
       47  8.50%, 12/15/19, Pool #192962..............................        50
       97  9.00%, 12/15/19, Pool #155126..............................       103
       67  9.00%, 1/15/20, Pool #145478...............................        72
       33  9.00%, 3/15/20, Pool #281980...............................        35
       76  9.00%, 5/15/20, Pool #282467...............................        81
       63  9.50%, 5/15/20, Pool #288952...............................        68
      209  9.50%, 9/15/20, Pool #287187...............................       225
       21  9.50%, 9/15/20, Pool #210730...............................        23
      111  8.50%, 11/15/20, Pool #296517..............................       117
       73  9.00%, 11/15/20, Pool #293865..............................        78
      109  9.50%, 11/15/20, Pool #299157..............................       116
      195  9.50%, 11/15/20, Pool #282659..............................       209
        5  9.50%, 12/15/20, Pool #297517..............................         6
       48  9.50%, 12/15/20, Pool #295078..............................        51
       17  9.50%, 1/15/21, Pool #300061...............................        19
      234  9.00%, 2/15/21, Pool #295094...............................       249
       65  8.50%, 8/15/21, Pool #310782...............................        68
       87  8.50%, 8/15/21, Pool #310287...............................        92
      158  9.50%, 8/15/21, Pool #306082...............................       169
       40  9.00%, 9/15/21, Pool #312960...............................        43
       81  9.00%, 9/15/21, Pool #312637...............................        86
       88  8.50%, 10/15/21, Pool #313828..............................        92
       69  9.00%, 10/15/21, Pool #309619..............................        73
       83  9.00%, 1/15/22, Pool #316246...............................        88
       25  9.00%, 4/15/22, Pool #312880...............................        26
       65  9.00%, 6/15/22, Pool #315171...............................        69
       23  9.00%, 9/15/22, Pool #333385...............................        24
        9  8.50%, 2/15/23, Pool #343166...............................         9
      167  7.50%, 6/15/24, Pool #401000...............................       171
      825  7.50%, 7/15/25, Pool #365408...............................       849
      408  7.50%, 8/15/25, Pool #408478...............................       419
      566  7.50%, 9/15/25, Pool #394478...............................       582
      724  7.50%, 9/15/25, Pool #377615...............................       745
      384  7.50%, 12/15/25, Pool #384943..............................       395
      386  8.00%, 7/15/26, Pool #391645...............................       400
      493  7.00%, 12/15/26, Pool #431681..............................       501
                                                                         -------
                                                                           7,020
                                                                         -------
 Total U.S. Government Agencies                                            9,223
                                                                         -------
 U.S. TREASURY BONDS (8.9%):
      800  7.50%, 11/15/16............................................       951
                                                                         -------
 Total U.S. Treasury Bonds                                                   951
                                                                         -------
 U.S. TREASURY NOTES (2.8%):
      300  5.88%, 11/15/99............................................       301
                                                                         -------
 Total U.S. Treasury Notes                                                   301
                                                                         -------
 INVESTMENT COMPANIES (2.0%):
  214,893  AmSouth U.S.Treasury Fund..................................       215
                                                                         -------
 Total Investment Companies                                                  215
                                                                         -------
 Total (Cost--$10,452) (a)                                               $10,690
                                                                         =======

--------
Percentages indicated are based on net assets of $10,697.

(a) Represents cost for federal income tax purposes and differs from value by net appreciation of securities as follows:

    Unrealized appreciation..............................................  $254
    Unrealized depreciation..............................................   (16)
                                                                           ----
    Net unrealized appreciation..........................................  $238
                                                                           ====

                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS
LIMITED MATURITY FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 July 31, 1998
                     (Amounts in thousands, except shares)

  SHARES
    OR
 PRINCIPAL                          SECURITY                             MARKET
  AMOUNT                           DESCRIPTION                           VALUE
 --------- ----------------------------------------------------------   --------
 CORPORATE BONDS (83.8%):
 Automotive (8.0%):
 $  1,000  Chrysler Financial Corp., 6.08%, 4/6/01...................   $  1,000
    4,000  Ford Motor Credit Co., 8.20%, 2/15/02.....................      4,265
    3,500  General Motors Acceptance Corp., 6.75%, 2/7/02............      3,566
                                                                        --------
                                                                           8,831
                                                                        --------
 Banking (9.0%):
    3,000  Banc One Corp., 6.25%, 9/1/00.............................      3,014
    1,500  Firstar Bank, 6.25%, 12/1/02..............................      1,504
    2,000  NationsBank Corp., 5.38%, 4/15/00.........................      1,983
    2,500  NationsBank Corp., 5.70%, 9/11/00.........................      2,487
      900  Wachovia Bank, 6.30%, 3/15/01.............................        908
                                                                        --------
                                                                           9,896
                                                                        --------
 Brokerage Services (5.0%):
    2,500  Bear Stearns & Co., Inc., 6.50%, 6/15/00..................      2,525
    1,000  Bear Stearns & Co., Inc., 6.50%, 7/5/00...................      1,010
    2,000  Dean Witter Discover & Co., 6.26%, 3/15/00................      2,010
                                                                        --------
                                                                           5,545
                                                                        --------
 Computers & Peripherals (0.9%):
    1,000  IBM Corp., 5.95%, 6/2/03..................................      1,000
                                                                        --------
 Farm Equipment (2.7%):
    3,000  John Deere Capital Corp., 5.85%, 1/15/01..................      2,993
                                                                        --------
 Financial Services (16.8%):
    3,000  Ameritech Capital Funding, 6.13%, 10/15/01................      3,015
    1,200  Associates Corp. of North America, 7.50%, 5/15/99.........      1,214
    3,000  Associates Corp. of North America, 7.25%, 9/1/99..........      3,037
      500  Beneficial Corp., 7.32%, 11/17/99.........................        508
    2,000  CIT Group Holdings, 6.38%, 10/1/02........................      2,018
    1,000  Commercial Credit Co., 8.26%, 11/1/01.....................      1,065
    2,500  General Electric Capital Corp., 6.15%, 11/5/01............      2,513
    5,000  Household Finance Co., 8.95%, 9/15/99.....................      5,150
                                                                        --------
                                                                          18,520
                                                                        --------
 Food Products & Services (5.3%):
    1,000  Campbell Soup Co., 6.15%, 12/1/02........................      1,010
    2,850  Diagio PLC, 6.50%, 9/15/99...............................      2,864
    1,000  McDonald's Corp., 5.90%, 5/11/01.........................      1,001
    1,000  McDonald's Corp., 6.00%, 6/23/02.........................        998
                                                                       --------
                                                                          5,873
                                                                       --------
 Forest & Paper Products (0.9%):
    1,000  Mead Corp., 6.60%, 3/1/02................................      1,014
                                                                       --------
 Industrial Goods & Services (8.3%):
    2,000  Air Products & Chemicals, Inc., 8.35%, 1/15/02...........      2,140
    1,000  Caterpillar Financial Services, 6.02%, 4/15/02...........      1,000
    3,000  E. I. Dupont de Nemours & Co., 6.50%, 9/1/02.............      3,060
      850  Honeywell, Inc., 6.75%, 3/15/02..........................        869
    2,000  McKesson Corp., 6.88%, 3/1/02............................      2,053
                                                                       --------
                                                                          9,122
                                                                       --------
 Insurance (8.8%):
    2,000  American General Corp., 7.70%, 10/15/99..................      2,039
    1,500  AON Corp., 6.88%, 10/1/99................................      1,515
    2,000  Hartford Financial Services Group, Inc., 8.20%, 10/15/98.      2,009
    1,000  St. Paul Cos., Inc., Series A, 6.17%, 1/15/01............      1,004
    1,000  Travelers Group, Inc., 6.13%, 6/15/00....................      1,004
    2,200  USLife Corp., 6.38%, 6/15/00.............................      2,199
                                                                       --------
                                                                          9,770
                                                                       --------
 Leasing (1.9%):
    2,000  USL Capital Corp., 8.13%, 2/15/00........................      2,065
                                                                       --------
 Office Equipment & Services (1.2%):
    1,274  Xerox Corp., 8.13%, 4/15/02..............................      1,362
                                                                       --------
 Oil & Gas Exploration, Production, & Services (2.0%):
    2,200  Amoco Co., 6.25%, 10/15/04...............................      2,236
                                                                       --------
 Retail (4.1%):
    1,000  Sears & Roebuck, 6.00%, 3/20/03..........................        989
    3,500  Wal-Mart Stores, Inc., 5.85%, 6/1/00.....................      3,500
                                                                       --------
                                                                          4,489
                                                                       --------

                                   Continued

AMSOUTH MUTUAL FUNDS
LIMITED MATURITY FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                 July 31, 1998
                     (Amounts in thousands, except shares)

  SHARES
    OR
 PRINCIPAL                          SECURITY                            MARKET
  AMOUNT                          DESCRIPTION                           VALUE
 --------- ---------------------------------------------------------   --------
 CORPORATE BONDS, CONTINUED:
 Utilities-Electric & Gas (6.2%):
 $    600  Baltimore Gas & Electric Co., 5.50%, 7/15/00.............   $    597
    3,000  Florida Power Corp., 6.50%, 12/1/99......................      3,018
    1,500  Georgia Power Co., 6.13%, 9/1/99.........................      1,504
    1,770  Northern Illinois Gas Co., 5.88%, 5/1/00.................      1,766
                                                                       --------
                                                                          6,885
                                                                       --------
 Utilities-Telecommunications (2.7%):
    2,000  Bellsouth Telecommunications, 6.00%, 6/15/02.............      2,000
    1,000  Lucent Technologies, Inc., 6.90%, 7/15/01................      1,026
                                                                       --------
                                                                          3,026
                                                                       --------
  Total Corporate Bonds                                                  92,627
                                                                       --------
 U.S. GOVERNMENT AGENCIES (0.9%):
    1,000  Federal Home Loan Mortgage Corp., 5.90%, 4/21/00,
            Continuously
             callable @ 100.........................................      1,000
                                                                       --------
  Total U.S. Government Agencies                                          1,000
                                                                       --------
 U.S. TREASURY BONDS (5.8%):
    6,200  6.38%, 8/15/02...........................................      6,376
                                                                       --------
 Total U.S. Treasury Bonds                                                6,376
                                                                       --------
 U.S. TREASURY NOTES (7.4%):
    8,000  5.88%, 2/15/04...........................................      8,129
                                                                       --------
  Total U.S. Treasury Notes                                               8,129
                                                                       --------
 INVESTMENT COMPANIES (0.7%):
  773,282  AmSouth Prime Obligations Fund...........................        774
      325  AmSouth U.S. Treasury Fund...............................          0*
                                                                       --------
  Total Investment Companies                                                774
                                                                       --------
  Total (Cost $107,181) (a)                                            $108,906
                                                                       ========

--------
Percentages indicated are based on net assets of $110,484.

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

    Unrealized appreciation............................................  $1,870
    Unrealized depreciation............................................    (145)
                                                                         ------
    Net unrealized appreciation........................................  $1,725
                                                                         ======

* Due to rounding, figure was below thousand dollar threshold.

                                   Continued

AMSOUTH MUTUAL FUNDS
FLORIDA TAX-FREE FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 July 31, 1998
                     (Amounts in thousands, except shares)

  SHARES
    OR
 PRINCIPAL                           SECURITY                            MARKET
  AMOUNT                           DESCRIPTION                            VALUE
 --------- -----------------------------------------------------------   -------

 FLORIDA MUNICIPAL BONDS (97.9%):
 $    545  Altamonte Springs, Health Facilities Authority, Hospital
            Revenue, ETM, 5.60%, 10/1/10..............................   $   596
    1,000  Bay County, Florida Resource Recovery Revenue, 6.00%,
            7/1/01, MBIA..............................................     1,056
    1,500  Broward County School District, GO, 5.60%, 2/15/07,
            Callable 2/15/03 @ 102....................................     1,597
    2,000  Broward County School District, 6.00%, 2/15/07, Callable
            2/15/02 @ 102.............................................     2,149
    1,000  Clearwater, Water & Sewer Revenue, 4.75%, 12/1/00, AMBAC...     1,020
    1,000  Dade County School District, 5.75%, 8/1/03, AMBAC..........     1,073
    1,000  Dade County School District, GO, 6.00%, 7/15/06............     1,108
    1,000  Dade County School District, 5.00%, 2/15/14, Callable
            2/15/07 @ 101, MBIA.......................................       999
    1,000  Dade County, Aviation Authority, Series 1994 B, 6.25%,
            10/1/04, AMBAC............................................     1,110
    1,000  Dade County, Water & Sewer System Revenue, 4.70%, 10/1/04,
            FGIC......................................................     1,026
    1,000  Division of Bond Finance, Department of Natural Resources,
            Save Our Coast, 6.30%, 7/1/04,
            Callable 7/1/01 @ 101, MBIA...............................     1,068
    1,000  First Florida Goverment, 4.30%, 7/1/06, AMBAC..............       995
      780  Florida Housing Finance Agency, Homeowner Mortgages, Series
            1995 A-1, 5.65%, 1/1/09,
            Callable 1/1/06 @ 102.....................................       812
    1,000  Florida State Board of Education, 5.00%, 6/1/10, Callable
            6/1/05 @ 101..............................................     1,021
      515  Florida State Board of Education, GO, 7.25%, 6/1/23,
            Callable 06/1/00 @ 102....................................       555
    2,000  Florida State Board of Education, Series B, GO, 5.38%,
            6/1/08, Callable 6/1/07 @ 101.............................     2,141
    3,310  Florida State Department of Transportation, Right of Way,
            Series B, GO, 5.50%, 7/1/08, Callable 7/1/07 @ 101........     3,580
    1,000  Florida State Division of Bond Finance, Department of
            Natural Resources, Preservation 2000,
            Series A, 5.40%, 7/1/07, Callable 7/1/03 @ 101, FSA.......     1,051
    1,000  Florida State Turnpike Authority, Turnpike Revenue, Series
            A, 5.50%, 7/1/11, Callable 7/1/05 @ 101, FGIC.............     1,054
    1,250  Ft. Lauderdale, Park Improvement Project, GO, 5.50%,
            7/1/17, Callable 1/1/04 @ 101.............................     1,280
    1,000  Hillsborough County, Capital Improvements, County Center
            Project, Series B, 5.00%, 7/1/13,
            Callable 7/1/06 @ 102, MBIA...............................     1,002
      750  Hillsborough County, Environmental Land, 6.00%, 7/1/03*,
            Callable 7/1/02 @ 102, AMBAC-TCRS.........................       812
    1,000  Hillsborough County, Solid Waste & Resource Recovery
            Revenue, 5.30%, 10/1/03, MBIA.............................     1,055
    1,000  Homestead, Special Insurance Assessment Revenue, 4.90%,
            9/1/00, MBIA..............................................     1,021
    1,000  Jacksonville Electric Authority, Water & Sewer, Series B,
            5.00%, 10/1/03............................................     1,041
      890  Jacksonville Transportation Authority, Senior Lien, 6.25%,
            7/1/06....................................................     1,001
    1,000  Jacksonville, District Water & Sewer Revenue, ETM, 5.20%,
            10/1/02, MBIA.............................................     1,043
    1,000  Jacksonville, Electric Authority, St. John's River Issue 2-
            15, 4.75%, 10/1/07, Callable 4/1/06 @ 101.................     1,023
    1,010  Jacksonville, Excise Tax Revenue, Series A, 5.50%, 10/1/05,
            FGIC......................................................     1,087
    1,500  Kissimmee Utility Authority, Electric System Revenue,
            4.50%, 10/1/05............................................     1,523
    1,000  Lee County, Capital Improvements Revenue, Series B, 4.75%,
            10/1/00, MBIA.............................................     1,019
      500  Manatee County School Board, Certificates of Participation,
            7/1/09, Callable 7/1/06 @ 102, MBIA.......................       554
    1,000  Miami Beach, Water & Sewer Revenue, 5.38%, 9/1/08, Callable
            9/1/05 @ 102, FSA.........................................     1,067
    1,500  Orange County, 4.38%, 10/1/09, Callable 10/1/08 @ 101......     1,474
    1,000  Orange County, Sales Tax Revenue, Series A, 4.38%, 1/1/01,
            FGIC......................................................     1,011
    1,000  Orlando & Orange County Expressway Authority, 4.75%,
            7/1/10, FGIC, Callable 7/1/08 @ 101.......................     1,006
    1,000  Orlando & Orange County Expressway Authority, Expressway
            Revenue, Senior Lien, 4.80%, 7/1/01, AMBAC................     1,023
    1,500  Orlando Utilities Commission, Water & Electric Revenue,
            Series B, 5.10%, 10/1/11, Callable 10/1/06 @ 100..........     1,533
    1,500  Orlando, Wastewater System Revenue, Series B, 4.90%,
            10/1/06, Callable 10/1/03 @ 102, AMBAC....................     1,547

                                   Continued

AMSOUTH MUTUAL FUNDS
FLORIDA TAX-FREE FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                 July 31, 1998
                     (Amounts in thousands, except shares)

  SHARES
    OR
 PRINCIPAL                          SECURITY                            MARKET
  AMOUNT                           DESCRIPTION                           VALUE
 --------- ----------------------------------------------------------   -------

 FLORIDA MUNICIPAL BONDS, CONTINUED:
 $  1,000  Osceola County, Capital Improvements, 5.00%, 9/1/02, MBIA.   $ 1,036
    1,000  Palm Beach County, Criminal Justice Facilities, 5.38%,
            6/1/10, FGIC.............................................     1,071
    1,000  Pasco County, Water & Sewer Revenue, Series A, 5.50%,
            10/1/03, Callable 10/1/02 @ 102, FGIC....................     1,064
    1,000  Pembroke Pines, Public Improvement, 4.63%, 10/1/00, AMBAC.     1,016
    1,000  Polk County, Capital Improvement, 4.30%, 12/1/02, FGIC....     1,011
    1,000  Port of Palm Beach, 6.25%, 9/1/08, Callable 9/1/02 @ 102,
            MBIA.....................................................     1,091
    1,000  Reedy Creek, Improvement District, Series C, 4.90%,
            6/1/08, Callable 12/1/05 @ 101, AMBAC....................     1,030
    1,000  Seminole County, Local Option Gas Tax Revenue, 5.00%,
            10/1/02, FGIC............................................     1,036
    1,000  St. Johns River Management District, Land Acquisition,
            5.10%, 7/1/09, Callable 7/1/05 @ 100, FSA................     1,030
    1,000  St. Petersburg, Utility Tax Revenue, 5.85%, 6/1/02........     1,059
    1,000  Sunshine Skyway Revenue, 6.60%, 7/1/08*, Callable 7/1/01 @
            101......................................................     1,075
    1,000  Tallahassee, Consolidated Utility System Revenue, 5.80%,
            10/1/08, Callable 10/1/03 @ 102..........................     1,077
    1,000  Tampa Sports Authority, Local Option Sales Tax Revenue,
            Stadium Project, 6.00%, 1/1/06, MBIA.....................     1,103
      750  Tampa, Water & Sewer Revenue, 5.25%, 10/1/12, Callable
            10/1/05 @ 102, FGIC......................................       772
    1,000  Tampa-Hillsborough County, Expressway, 5.00%, 7/1/10,
            Callable 7/1/07 @ 101....................................     1,026
    1,000  Volusia County School District, 5.30%, 6/1/01, FSA........     1,035
                                                                        -------
  Total Florida Municipal Bonds                                          62,665
                                                                        -------
 INVESTMENT COMPANIES (1.3%):
    5,538  AmSouth Tax-Exempt Fund...................................         6
  852,743  Dreyfus Florida Money Market Fund.........................       852
                                                                        -------
  Total Investment Companies                                                858
                                                                        -------
  Total (Cost $61,594) (a)                                              $63,523
                                                                        =======

--------
Percentages indicated are based on net assets of $64,032.

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:
    Unrealized appreciation........ $1,993
    Unrealized depreciation........    (64)
                                    ------
    Net unrealized appreciation.... $1,929
                                    ======

* Put and demand features exist allowing the Fund to require the repurchase of the instrument within variable time periods including daily, weekly, monthly, or semiannually.
AMBAC--Insured by American Municipal Bond Assurance Corp.
ETM--Escrowed to Maturity
FGIC--Insured by Financial Guaranty Insurance Corp.
FSA--Insured by Financial Security Assurance
MBIA--Insured by Municipal Bond Insurance Assoc.
TCRS--Transferrable Custodial Receipts

                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS
MUNICIPAL BOND FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 July 31, 1998
                     (Amounts in thousands, except shares)

  SHARES
     OR
 PRINCIPAL                           SECURITY                             MARKET
  AMOUNT                           DESCRIPTION                            VALUE
 --------- -----------------------------------------------------------   --------

 MUNICIPAL BONDS (96.4%):
 Alabama (53.8%):
  $2,245   Alabama State Agriculture & Mechanical University Revenue,
            4.55%, 11/1/09, Callable 5/1/08 @ 102, MBIA...............   $  2,208
   2,355   Alabama State Agriculture & Mechanical University Revenue,
            4.65%, 11/1/10, Callable 5/1/08 @ 102, MBIA...............      2,318
   2,035   Alabama State Agriculture & Mechanical University Revenue,
            6.50%, 11/1/25, MBIA, Callable 11/1/05 @ 102..............      2,342
   3,060   Alabama State Corrections Institution, 4.90%, 4/1/03, MBIA.      3,150
   1,000   Alabama State Industrial Access Road & Bridge Corp.,
            Capital Improvements, Series A, 4.40%, 6/1/02.............      1,006
   1,520   Alabama State Industrial Access Road & Bridge Corp.,
            Capital Improvements, Series A, 4.60%, 6/1/03.............      1,540
   3,700   Alabama State Judicial Building Authority, Judicial
            Facilties Project, 4.75%, 1/1/05, AMBAC...................      3,784
   3,880   Alabama State Judicial Building Authority, Judicial
            Facilties Project, 4.85%, 1/1/06, AMBAC...................      3,982
   2,640   Alabama State Mental Health Finance Authority, Special Tax,
            4.88%, 5/1/03, MBIA.......................................      2,718
   5,000   Alabama State Public School & College Authority, 4.50%,
            12/1/01...................................................      5,080
   7,350   Alabama State Public School & College Authority, 4.75%,
            12/1/03, Callable 6/1/03 @ 103............................      7,551
   3,390   Alabama State Public School & College Authority, 5.00%,
            12/1/05, Callable 6/1/03 @ 103............................      3,529
   5,000   Alabama State Public School & College Authority, Capital
            Improvement, 4.75%, 11/1/06, Callable 11/1/05 @ 101.......      5,113
   1,760   Alabama State Water Pollution Control Authority, Revolving
            Fund, Series B, 5.25%, 8/15/08,
            Callable 8/15/06 @ 100, AMBAC.............................      1,842
   1,350   Alabama State Water Pollution Control Authority, Revolving
            Fund, Series B, 5.38%, 8/15/10,
            Callable 8/15/06 @ 100, AMBAC.............................      1,409
   2,495   Alabama State Water Pollution Control Authority, Revolving
            Fund, Series B, 5.40%, 8/15/11,
            Callable 8/15/06 @ 100, AMBAC.............................      2,595
   5,000   Alabama State Water Pollution Control Authority, Revolving
            Fund, Series B, 5.50%, 8/15/16,
            Callable 8/15/06 @100.....................................      5,157
   1,000   Auburn University, University Revenues, General Fee, 5.25%,
            6/1/06, Callable 6/1/03 @ 102, MBIA.......................      1,047
   1,040   Birmingham Capital Improvement, Series B, 4.80%, 10/1/08,
            Callable 4/1/07 @ 102.....................................      1,062
   1,375   Birmingham Waterworks & Sewer Board, Water & Sewer Revenue,
            5.90%, 1/1/03, Callable 1/1/02 @ 102......................      1,469
   1,340   Birmingham, Capital Improvements, 4.75%, 10/1/10, Callable
            4/1/08 @ 102..............................................      1,348
   1,430   Birmingham, Capital Improvements, 4.85%, 10/1/11, Callable
            4/1/08 @ 102..............................................      1,439
   1,500   Birmingham, GO, 4.90%, 7/1/06..............................      1,547
   3,465   Birmingham, Industrial Water Board, Industrial Water
            Supply, 6.20%, 7/1/08, Pre-refunded 1/1/07 @ 100..........      3,727
   1,100   Birmingham, Industrial Water Board, Industrial Water
            Supply, ETM, 5.30%, 3/1/04, Callable 3/1/03 @ 102.........      1,160
   1,000   Birmingham, Industrial Water Board, Industrial Water
            Supply, ETM, 5.40%, 3/1/05, Callable 3/1/03 @ 102.........      1,060
   1,300   Birmingham, Industrial Water Board, Industrial Water
            Supply, 5.50%, 3/1/06, Pre-refunded 3/1/05 @ 100..........      1,387
   1,045   Clark & Mobile County, Gas District, 5.60%, 12/1/17,
            Callable 12/1/06 @ 102, MBIA..............................      1,094
   9,500   Daphne, Special Care Facilities Financing Authority,
            Presbyterian Retirement Corp., 7.30%, 8/15/18,
            Pre-refunded 8/15/01 @ 100................................     10,350
     655   Decatur, Warrants, Series E, Limited GO, 4.85%, 8/1/03,
            Callable 8/1/02 @ 102.....................................        674
     685   Decatur, Warrants, Series E, Limited GO, 5.00%, 8/1/04,
            Callable 8/1/02 @ 102.....................................        709
     720   Decatur, Warrants, Series E, Limited GO, 5.10%, 8/1/05,
            Callable 8/1/02 @ 102.....................................        747
     760   Decatur, Warrants, Series E, Limited GO, 5.20%, 8/1/06,
            Callable 8/1/02 @ 102.....................................        789
     750   Decatur, Warrants, Series E, Limited GO, 5.25%, 8/1/08,
            Callable 8/1/02 @ 102.....................................        776
     780   Decatur, Warrants, Series E, Limited GO, 5.30%, 8/1/09,
            Callable 8/1/02 @ 102.....................................        805
   2,845   Florence, Warrants, Series A, GO, 4.65%, 9/1/03, MBIA......      2,906
   1,020   Florence, Warrants, Series B, GO, 4.45%, 9/1/02, AMBAC.....      1,034

                                   Continued

AMSOUTH MUTUAL FUNDS
MUNICIPAL BOND FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                 July 31, 1998
                     (Amounts in thousands, except shares)

  SHARES
    OR
 PRINCIPAL                          SECURITY                            MARKET
  AMOUNT                          DESCRIPTION                           VALUE
 --------- ---------------------------------------------------------   --------

 MUNICIPAL BONDS, CONTINUED:
 Alabama, continued:
  $1,065   Florence, Warrants, Series B, GO, 4.55%, 9/1/03, AMBAC...   $  1,084
   4,700   Gadsden, East Alabama Medical Clinic Board, Baptist
            Hospital of Gadsden, Inc.,
            Series A, 7.80%, 11/1/21, Pre-refunded 11/1/01 @ 102....      5,307
   5,450   Hoover, Warrants, 4.50%, 3/1/13, Pre-refunded 3/1/03 @
            100.....................................................      5,170
   1,000   Houston County, Warrants, Series A, Limited GO, 5.00%,
            7/1/02..................................................      1,031
     550   Huntsville Electric, 4.60%, 12/1/09, Callable 12/1/07 @
            102.....................................................        546
     660   Huntsville Electric, 4.70%, 12/1/10, Callable 12/1/07 @
            102.....................................................        655
     680   Huntsville Electric, 4.80%, 12/1/11, Callable 12/1/07 @
            102.....................................................        675
   5,000   Huntsville, Warrants, Series A, GO, 4.50%, 2/1/02........      5,071
   2,780   Huntsville, Water System, Warrants, 5.00%, 5/1/02, AMBAC.      2,861
   3,125   Huntsville, Water System, Warrants, 5.05%, 5/1/03,
            Callable 5/1/02 @ 102, AMBAC............................      3,238
   1,000   Jefferson County Board of Education, Capital Outlay,
            5.40%, 2/15/10, Callable 2/15/03 @ 102, AMBAC...........      1,040
   4,000   Jefferson County, GO, 5.30%, 4/1/09, Pre-refunded 4/1/03
            @ 102...................................................      4,130
   2,400   Jefferson County, Sewer Revenue Warrants, 5.40%, 9/1/04,
            Pre-refunded 3/1/03 @ 102.5, MBIA.......................      2,575
   5,000   Jefferson County, Warrants, GO, 5.00%, 4/1/04, Callable
            4/1/03 @ 102............................................      5,159
   2,500   Mobile County Board of School Commissioners, Warrants,
            Capital Outlay, 4.80%, 3/1/02, AMBAC....................      2,558
   1,350   Mobile County, Series A, GO, 5.00%, 2/1/04, Callable
            2/1/03 @ 102............................................      1,396
   1,850   Mobile County, Warrants, GO, 6.55%, 2/1/06, Pre-refunded
            2/1/00 @ 102............................................      1,958
   1,000   Mobile County, Warrants, Series A, Limited GO, 5.00%,
            2/1/04, Callable 2/1/03 @ 102...........................      1,034
   5,000   Mobile County, Warrants, Series A, Limited GO, 5.10%,
            2/1/05, Callable 2/1/03 @ 102...........................      5,209
   1,630   Mobile, Warrants, GO, 6.50%, 2/15/05.....................      1,827
   1,685   Mobile, Warrants, GO, 6.50%, 2/15/06, AMBAC..............      1,905
   2,500   Mobile, Warrants, GO, Convention Center Project, 7.13%,
            8/15/20, Pre-refunded 8/15/00 @ 102, AMBAC..............      2,705
   3,250   Mobile, Water & Sewer Commissioners, Water & Sewer
            Revenue, 5.00%, 1/1/05, FGIC............................      3,369
   1,500   Montgomery County, Warrants, GO, 5.00%, 11/1/04, Callable
            11/1/04 @ 102...........................................      1,559
   1,040   Montgomery, Warrants, Series A, GO, 5.00%, 5/1/05,
            Callable 5/1/03 @ 102...................................      1,078
   1,000   Montgomery, Warrants, Series A, GO, 5.00%, 5/1/06,
            Callable 5/1/03 @ 102...................................      1,031
   3,000   Montgomery, Waterworks & Sanitary Sewer Board, 5.50%,
            9/1/08, Callable 9/1/06 @ 101, MBIA.....................      3,210
   1,000   Montgomery, Waterworks & Sanitary Sewer Board, Series B,
            5.70%, 9/1/02...........................................      1,055
   2,500   Montgomery, Waterworks & Sanitary Sewer Board, Series B,
            6.25%, 9/1/08, Callable 9/1/02 @ 102....................      2,729
   3,565   Montgomery, Waterworks & Sanitary Sewer Board, Series B,
            6.30%, 9/1/10, Callable 9/1/02 @ 102....................      3,888
   1,990   Shelby County, Warrants, Series A, 5.60%, 8/1/02, AMBAC..      2,101
   1,830   Shelby County, Warrants, Series A, 5.70%, 2/1/03, AMBAC..      1,945
     335   Talladega County, Industrial Development Board, Cyprus 1
            Project, 9.75%, 12/1/13.................................        337
     740   Tuscaloosa County, Warrants, GO, 5.60%, 10/1/04..........        793
   1,200   University Alabama General Fee, 4.60%, 6/1/09, Callable
            6/1/07 @ 102............................................      1,201
   1,300   University Alabama General Fee, 4.70%, 6/1/10, Callable
            6/1/07 @ 102............................................      1,300
   1,500   University Alabama General Fee, 4.75%, 6/1/11, Callable
            6/1/07 @ 102............................................      1,493
   2,185   University of South Alabama, University Revenues,
            Tuition, 4.70%, 11/15/08, Callable 5/15/06 @ 102, AMBAC.      2,213
                                                                       --------
                                                                        176,890
                                                                       --------

                                   Continued

AMSOUTH MUTUAL FUNDS
MUNICIPAL BOND FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                 July 31, 1998
                     (Amounts in thousands, except shares)

  SHARES
     OR
 PRINCIPAL                          SECURITY                            MARKET
  AMOUNT                          DESCRIPTION                           VALUE
 --------- ---------------------------------------------------------   --------

 MUNICIPAL BONDS, CONTINUED:
 Florida (4.7%):
  $6,500   Florida State Board of Education, Capital Outlay, Series
            A, GO, 5.00%, 6/1/08....................................   $  6,766
   8,070   Reedy Creek, Improvement District, 5.50%, 10/1/08, AMBAC.      8,743
                                                                       --------
                                                                         15,509
                                                                       --------
 Georgia (1.4%):
   4,390   Cobb County, Detention Buildings & Facilities, GO, 5.30%,
            1/1/07, Callable 1/1/03 @ 102...........................      4,609
                                                                       --------
 Maryland (0.8%):
   2,500   Montgomery County, Consolidated Public Improvements,
            Series A, GO, 5.50%, 10/1/04............................      2,675
                                                                       --------
 Minnesota (0.7%):
   2,175   Centennial Independent School District, No. 12, Series A,
            GO, 5.60%, 2/1/07, MBIA.................................      2,349
                                                                       --------
 Mississippi (0.6%):
   2,000   Mississippi State, Capital Improvements, GO, 5.20%,
            8/1/11, Callable 8/1/03 @ 100...........................      2,036
                                                                       --------
 Missouri (2.4%):
   7,535   Missouri State, Water Pollution, Series B, GO, 5.00%,
            8/1/07, Callable 8/1/03 @ 102...........................      7,832
                                                                       --------
 New York (1.6%):
   1,150   Hempstead Town, GO, 5.00%, 2/15/09, Callable 2/15/06 @
            102.....................................................      1,184
   1,500   Municipal Assistance Corp. for New York City, GO, 6.00%,
            7/1/05..................................................      1,648
   1,440   Municipal Assistance Corp. for New York City, GO, Series
            M, 4.00%, 7/1/03........................................      1,429
   1,000   Municipal Assistance Corp. for New York City, GO, Series
            M, 4.20%, 7/1/06........................................        985
                                                                       --------
                                                                          5,246
                                                                       --------
 North Carolina (6.3%):
     355   Durham, Water & Sewer Revenue, 4.60%, 6/1/05.............        361
     675   Durham, Water & Sewer Revenue, 4.60%, 6/1/06.............        683
     555   Durham, Water & Sewer Revenue, 4.60%, 6/1/07.............        560
     765   Durham, Water & Sewer Revenue, 4.60%, 6/1/08.............        770
   1,565   Greensboro, Public Improvement, 4.70%, 4/1/11............      1,561
   2,355   Greensboro, Public Improvement, 4.70%, 4/1/13............      2,316
   9,875   North Carolina State, Capital Improvements, Series A, GO,
            4.70%, 2/1/06, Callable 2/1/04 @ 101....................     10,122
   4,250   Wake County, GO, 4.90%, 3/1/08, Callable 3/1/07 @ 100.5..      4,398
                                                                       --------
                                                                         20,771
                                                                       --------
 Oregon (1.7%):
   5,285   Washington County Criminal Justice Facilities, 5.00%,....      5,472
                                                                       --------
 South Carolina (1.3%):
   4,325   Beaufort County, School District, GO, Series B, 4.90%,
            3/1/09, Callable 3/1/05 @ 101...........................      4,407
                                                                       --------

                                   Continued

AMSOUTH MUTUAL FUNDS
MUNICIPAL BOND FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                 July 31, 1998
                     (Amounts in thousands, except shares)

  SHARES
     OR
 PRINCIPAL                          SECURITY                            MARKET
  AMOUNT                          DESCRIPTION                           VALUE
 --------- ---------------------------------------------------------   --------

 MUNICIPAL BONDS, CONTINUED:
 Tennessee (4.3%):
 $   2,000 Jackson, Improvements, 5.00%, 3/1/10, Pre-refunded 3/1/05
            @ 102...................................................   $  2,038
     3,000 Metropolitan Government, Nashville & Davidson County, GO,
            5.25%, 5/15/06..........................................      3,170
     3,000 Tennessee State, Series B, GO, 6.40%, 6/1/02, Pre-
            refunded 6/1/01 @ 101.5.................................      3,233
     5,495 Tennessee State, Series B, GO, 4.60%, 5/1/07, Callable
            5/1/06 @ 100............................................      5,572
                                                                       --------
                                                                         14,013
                                                                       --------
 Texas (6.4%):
     1,845 Dallas Independent School District, GO, 5.60%, 8/15/05,
            Callable 8/15/03 @ 100..................................      1,949
     4,000 Mesquite Independent School District, Series A, 4.70%,
            8/15/08, Callable 8/15/07 @ 100.........................      4,047
     5,000 Texas State, Series B, GO, 5.25%, 10/1/08, Callable
            10/1/03 @ 100...........................................      5,169
     3,575 University of Texas, 4.60%, 7/1/08, Callable 7/1/06 @
            100.....................................................      3,600
     5,455 University of Texas, Series B, 4.25%, 8/15/09, Callable
            8/15/07 @ 100...........................................      5,277
     1,000 Whitehouse Texas Independent School District, 4.80%,
            2/15/12, Callable 2/15/08 @ 100.........................        984
                                                                       --------
                                                                         21,026
                                                                       --------
 Utah (3.1%):
     3,810 Jordan School District, GO, 4.80%, 6/15/08, Callable
            6/15/07 @ 100...........................................      3,887
     6,000 Utah State, GO, Series F, 5.50%, 7/1/07..................      6,468
                                                                       --------
                                                                         10,355
                                                                       --------
 Virginia (4.3%):
     3,200 Chesapeake, Public Improvements, GO, 5.00%, 5/1/04.......      3,323
     2,000 Virginia College Building Authority, Series A, 5.00%,
            9/1/12, Callable 9/1/07 @ 101...........................      2,011
     5,000 Virginia State, GO, 5.00%, 6/1/08, Callable 6/1/07 @ 100.      5,199
     3,500 Virginia State, Public School Authority, Series S, 5.25%,
            8/1/09..................................................      3,707
                                                                       --------
                                                                         14,240
                                                                       --------
 Washington (2.2%):
     6,500 Washington State, GO, 5.75%, 9/1/08......................      7,130
                                                                       --------
 Wisconsin (0.8%):
     2,650 Wisconsin State, Series 1, GO, 5.30%, 11/1/03............      2,787
                                                                       --------
  Total Municipal Bonds                                                 317,347
                                                                       --------
 INVESTMENT COMPANIES (2.4%):
    51,264 Federated Tax-Free Fund..................................         51
 7,837,952 Goldman Sachs Tax-Free Fund..............................      7,838
                                                                       --------
  Total Investment Companies                                              7,889
                                                                       --------
  Total (Cost $315,121) (a)                                            $325,236
                                                                       ========

                                   Continued

AMSOUTH MUTUAL FUNDS
MUNICIPAL BOND FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                 July 31, 1998
                     (Amounts in thousands, except shares)

--------
Percentages indicated are based on net assets of $329,153.

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

    Unrealized appreciation....... $10,361
    Unrealized depreciation.......    (246)
                                   -------
    Net unrealized appreciation... $10,115
                                   =======

AMBAC--Insured by American Municipal Bond Assurance Corp.
ETM--Escrowed to Maturity
FGIC--Insured by Financial Guaranty Insurance Corp.
GO--General Obligation
MBIA--Insured by Municipal Bond Insurance Assoc.

                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS
PRIME OBLIGATIONS FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 July 31, 1998
                             (Amounts in thousands)

 PRINCIPAL                          SECURITY                           AMORTIZED
  AMOUNT                          DESCRIPTION                            COST
 --------- ---------------------------------------------------------   ---------

 COMMERCIAL PAPER--DOMESTIC (65.9%):
 Aircraft Leasing (2.5%):
 $ 10,000  International Lease Finance Corp., 5.49%, 10/14/98.......   $  9,887
    5,000  International Lease Finance Corp., 5.45%, 1/13/99........      4,875
                                                                       --------
                                                                         14,762
                                                                       --------
 Automotive (6.6%):
   10,000  Daimler-Benz North America Corp., 5.50%, 10/22/98........      9,875
   10,000  Ford Motor Credit Co., 5.32%, 10/5/98....................      9,904
   10,000  Ford Motor Credit Co., 5.50%, 10/28/98...................      9,866
   10,000  General Motors Acceptance Corp., 5.50%, 9/16/98..........      9,929
                                                                       --------
                                                                         39,574
                                                                       --------
 Banking (5.3%):
    5,000  Bankers Trust, 5.48%, 11/24/98...........................      4,912
    7,000  Bankers Trust, 5.50%, 2/5/99.............................      6,799
    5,000  SunTrust Bank, 5.53%, 9/17/98............................      4,964
    5,000  SunTrust Bank, 5.48%, 9/22/98............................      4,960
   10,000  SunTrust Bank, 5.50%, 10/6/98............................      9,900
                                                                       --------
                                                                         31,535
                                                                       --------
 Beverages (2.5%):
   10,000  Diageo Capital, 5.48%, 8/10/98...........................      9,986
    5,000  Diageo Capital, 5.46%, 10/2/98...........................      4,953
                                                                       --------
                                                                         14,939
                                                                       --------
 Chemicals (0.8%):
    5,000  Monsanto Co., 5.47%, 9/22/98.............................      4,960
                                                                       --------
 Consumer Goods (3.3%):
   10,000  Hasbro, Inc, 5.50%, 10/1/98..............................      9,907
   10,000  Proctor & Gamble, 5.48%, 9/23/98.........................      9,919
                                                                       --------
                                                                         19,826
                                                                       --------
 Electric Utility (1.7%):
   10,000  Alabama Power Co., 5.49%, 8/20/98........................      9,971
                                                                       --------
 Entertainment (1.1%):
    7,000  Walt Disney Co., 5.33%, 12/18/98.........................      6,856
                                                                       --------
 Farm Equipment (3.3%):
   10,000  John Deere Capital Corp., 5.45%, 10/13/98................      9,889
   10,000  John Deere Capital Corp., 5.47%, 11/13/98................      9,842
                                                                       --------
                                                                         19,731
                                                                       --------
 Financial Services (13.4%):
    5,000  Abn/Amro N.A. Finance,
            5.38%, 10/5/98..........................................      4,951
    5,000  Abn/Amro N.A. Finance,
            5.48%, 11/5/98..........................................      4,927
   10,000  American Express, 5.45%, 8/5/98..........................      9,995
   10,000  American Express, 5.52%, 9/1/98..........................      9,952
   10,000  American General Finance, 5.49%, 8/7/98..................      9,992
    5,000  Associates Corp. of North America, 5.50%, 8/4/98.........      4,998
    5,000  Associates Corp. of North America, 5.50%, 9/14/98........      4,966
   10,000  General Electric Capital Corp., 5.51%, 9/2/98............      9,951
    5,000  General Electric Capital Corp., 5.50% 10/7/98............      4,949
    5,000  General Electric Capital Corp., 5.43%, 12/23/98..........      4,891
    5,000  Island Finance Puerto Rico, 5.52%, 8/21/98...............      4,985
    5,000  Rabobank USA Finance Corp., 5.47%, 10/20/98..............      4,939
                                                                       --------
                                                                         79,496
                                                                       --------
 Food Products & Services (2.5%):
    5,000  McCormick & Co., 5.43%, 10/19/98.........................      4,940
   10,000  McCormick & Co., 5.48%, 11/3/98..........................      9,857
                                                                       --------
                                                                         14,797
                                                                       --------
 Insurance (2.5%):
   10,000  Marsh & McLennan, 5.50%, 2/8/99..........................      9,708
    5,000  USAA Capital Corp., 5.49%, 9/11/98.......................      4,969
                                                                       --------
                                                                         14,677
                                                                       --------

                                   Continued

AMSOUTH MUTUAL FUNDS
PRIME OBLIGATIONS FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                 July 31, 1998
                             (Amounts in thousands)

 PRINCIPAL                          SECURITY                           AMORTIZED
  AMOUNT                          DESCRIPTION                            COST
 --------- ---------------------------------------------------------   ---------

 COMMERCIAL PAPER--DOMESTIC, CONTINUED:
 Oil & Gas Explor Prod & Ser (3.3%):
 $ 10,000  Texaco, Inc., 5.50%, 8/3/98..............................   $  9,997
   10,000  Texaco, Inc., 5.48%, 9/24/98.............................      9,918
                                                                       --------
                                                                         19,915
                                                                       --------
 Pharmaceuticals (6.7%):
    5,000  Glaxo Wellcome, Inc., 5.50%, 9/8/98......................      4,971
   10,000  Glaxo Wellcome, Inc., 5.51%, 9/17/98.....................      9,928
   10,000  Pfizer, Inc., 5.50%, 9/10/98.............................      9,939
    5,000  Smithkline Beecham Corp., 5.51%, 8/18/98.................      4,987
   10,000  Smithkline Beecham Corp., 5.49%, 10/16/98................      9,884
                                                                       --------
                                                                         39,709
                                                                       --------
 Security Brokers & Dealers (6.1%):
    7,000  Bear Stearns & Co., 5.45%, 9/18/98.......................      6,949
   10,000  Credit Suisse First Boston, 5.51%, 9/3/98................      9,950
   10,000  Merrill Lynch, 5.52%, 9/21/98............................      9,922
    5,000  Merrill Lynch, 5.52%, 1/4/99.............................      4,880
    5,000  Salomon Smith Barney, 5.50%, 1/21/99.....................      4,868
                                                                       --------
                                                                         36,569
                                                                       --------
 Technology (2.5%):
   10,000  IBM Credit Corp., 5.52%, 8/25/98.........................      9,963
    5,000  IBM Credit Corp., 5.40%, 9/25/98.........................      4,959
                                                                       --------
                                                                         14,922
                                                                       --------
 Telecommunications (1.8%):
    6,000  BellSouth Telecommunications, Inc., 5.49%, 8/20/98.......      5,983
    5,000  Lucent Technology, 5.45%, 9/25/98........................      4,958
                                                                       --------
                                                                         10,941
                                                                       --------
  Total Commercial Paper--Domestic                                      393,180
                                                                       --------
 CERTIFICATES OF DEPOSIT (2.5%):
    5,000  Deutsche Bank Yankee, 5.66%, 3/26/99.....................      4,998
    5,000  First National Bank of Chicago, 5.75, 5/10/99............      4,998
    5,000  Swiss Bank Yankee, 5.65%, 3/24/99........................      4,999
                                                                       --------
  Total Certificates of Deposit                                          14,995
                                                                       --------
 COMMERCIAL PAPER--FOREIGN (2.8%):
 Brazil (1.2%):
    7,000  Petroleo Brasileira, 5.47%, 8/27/98......................      6,973
                                                                       --------
 Canada (0.8%):
    5,000  Toronto Dominion, 5.52%, 11/30/98........................      4,907
                                                                       --------
 United Kingdom (0.8%):
    5,000  Abbey National, 5.40%, 10/5/98...........................      4,951
                                                                       --------
  Total Commercial Paper--Foreign                                        16,831
                                                                       --------
 CORPORATE BONDS (6.3%):
 Aircraft Leasing (0.8%):
    5,000  International Lease Finance, 6.63%, 4/1/99...............      5,028
                                                                       --------
 Automotive (0.5%):
    3,043  Ford Motor Credit, 7.25%, 5/15/99........................      3,077
                                                                       --------
 Financial Services (0.9%):
    5,000  Household Finance, 7.75%, 6/1/99.........................      5,080
                                                                       --------
 Security Brokers & Dealers (2.0%):
   12,000  Morgan Stanley Dean Witter, 7.88%, 12/15/98..............     12,094
                                                                       --------
 Technology (1.5%):
    5,000  IBM Credit Corp., 5.56%*, 8/17/98**......................      5,000
    4,000  IBM Credit Corp., 5.68%, 5/7/99..........................      3,998
                                                                       --------
                                                                          8,998
                                                                       --------
 Telecommunications (0.6%):
    3,305  GTE North, Inc., 5.50%, 2/15/99..........................      3,299
                                                                       --------
  Total Corporate Bonds                                                  37,576
                                                                       --------
 FLOATING RATE FUNDING AGREEMENTS (6.2%):
 Insurance (6.2%):
   12,500  Commonwealth Life Insurance Co., 5.86%*, 8/1/98**........     12,500
   12,000  General American Life Insurance Co., 5.85%*, 8/1/98**....     12,000
   12,500  Peoples Security Life Insurance Co., 5.81%*, 8/1/98**....     12,500
                                                                       --------
  Total Floating Rate Funding Agreements                                 37,000
                                                                       --------

                                   Continued

AMSOUTH MUTUAL FUNDS
PRIME OBLIGATIONS FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                 July 31, 1998
                             (Amounts in thousands)

 PRINCIPAL                         SECURITY                          AMORTIZED
  AMOUNT                         DESCRIPTION                           COST
 --------- -------------------------------------------------------   ---------

 REPURCHASE AGREEMENTS (17.5%):
 $104,262  C.S. First Boston Corp., 5.67%, dated 7/31/98, due
            8/3/98, proceeds at maturity of $104,262,
            (Collateralized by $107,600 FNMA Medium Term Notes,
            7/24/00-9/27/05, 5.56%-7.25%, market value--$109,478)... $104,262
                                                                     --------
  Total Repurchase Agreements......................................   104,262
                                                                     --------
  Total (Amortized Cost $603,844) (a)..............................  $603,844
                                                                     ========

--------
Percentages indicated are based on net assets of $596,935.
(a) Cost and value for federal income tax and financial reporting purposes are the same.
* Variable rate security. Rate presented represents rate in effect at July 31, 1998. Date presented reflects next rate change date.
** Put and demand features exist allowing the Fund to require the repurchase of the instrument within variable time periods including daily, weekly, monthly, quarterly, or semianually.
FNMA--Federal National Mortgage Assoc.

                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS
U.S. TREASURY FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 July 31, 1998
                             (Amounts in thousands)

 PRINCIPAL                          SECURITY                           AMORTIZED
  AMOUNT                          DESCRIPTION                            COST
 --------- ---------------------------------------------------------   ---------
 U.S. TREASURY BILLS (33.1%):
  $15,000  8/6/98...................................................   $ 14,989
   15,000  8/13/98..................................................     14,976
   12,000  8/20/98..................................................     11,968
    7,000  8/27/98..................................................      6,975
    6,000  9/3/98...................................................      5,973
   10,000  9/10/98..................................................      9,946
   10,000  9/17/98..................................................      9,935
   15,000  9/24/98..................................................     14,886
   10,000  10/29/98.................................................      9,878
   10,000  11/12/98.................................................      9,856
   10,000  11/19/98.................................................      9,844
                                                                       --------
  Total U.S. Treasury Bills                                             119,226
                                                                       --------
 U.S. TREASURY NOTES (32.5%):
   14,000  5.88%, 8/15/98...........................................     14,002
    5,000  9.25%, 8/15/98...........................................      5,008
    5,000  4.75%, 8/31/98...........................................      4,998
    5,000  6.13%, 8/31/98...........................................      5,003
    7,000  4.75%, 9/30/98...........................................      6,992
    5,000  6.00%, 9/30/98...........................................      5,005
   16,000  7.13%, 10/15/98..........................................     16,056
    5,000  4.75%, 10/31/98..........................................      4,991
    7,000  5.88%, 10/31/98..........................................      7,006
   10,000  5.50%, 11/15/98..........................................     10,004
   14,000  5.13%, 11/30/98..........................................     13,984
   10,000  5.13%, 12/31/98..........................................      9,995
   14,000  6.25%, 3/31/99...........................................     14,077
                                                                       --------
  Total U.S. Treasury Notes                                             117,121
                                                                       --------
 REPURCHASE AGREEMENTS (34.2%):
   61,200  C.S. First Boston Corp., 5.60%, dated 7/31/98, due
            8/3/98, proceeds at maturity of $61,200, (Collateralized
            by $61,099 U.S. Treasury Notes, 5.75%-6.50%,
            8/31/00-8/15/05, market value--$62,886)...................   61,200
   62,000  Salomon Smith Barney-Treasury, 5.62%, dated 7/31/98, due
            8/3/98, proceeds at maturity of $62,000, (Collateralized
            by $41,195 FMC Discount Notes 9/18/98, $425 FNMA 6.48%
            8/27/07, and $20,361 U.S. Treasury Notes 3.63% 7/15/02,
            market value--$63,193)..................................     62,000
                                                                       --------
  Total Repurchase Agreements                                           123,200
                                                                       --------
  Total (Amortized Cost $359,547) (a)                                  $359,547
                                                                       ========

--------
Percentages indicated are based on net assets of $360,125.
(a) Cost and value for federal income tax and financial reporting purposes are the same.
FMC--Federal Maritime Commission
FNMA--Federal National Mortgage Assoc.


                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS
TAX-EXEMPT FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 July 31, 1998
                     (Amounts in thousands, except shares)

  SHARES
    OR
 PRINCIPAL                         SECURITY                           AMORTIZED
  AMOUNT                          DESCRIPTION                           COST
 --------- --------------------------------------------------------   ---------

 TAX ANTICIPATION NOTES (8.0%):
 Arizona (1.7%):
  $1,500   Arizona State, Transportation Board, Excise Tax &
            Revenue, 5.50%, 7/1/99.................................    $ 1,526
                                                                       -------
 California (1.3%):
   1,200   Los Angeles County, Tax & Revenue, 4.50%, 6/30/99.......      1,209
                                                                       -------
 New Jersey (1.7%):
   1,500   Essex County, Tax & Revenue, 4.00%, 11/30/98............      1,502
                                                                       -------
 New Mexico (1.1%):
   1,000   New Mexico State, Tax & Revenue, 4.25%, 6/30/99.........      1,006
                                                                       -------
 Oregon (1.1%):
   1,000   Multnomah County, Tax & Revenue, 4.50%, 6/30/99.........      1,008
                                                                       -------
 Pennsylvania (1.1%):
   1,000   Philadelphia, Tax & Revenue, 4.25%, 6/30/99.............      1,005
                                                                       -------
  Total Tax Anticipation Notes                                           7,256
                                                                       -------
 DEMAND NOTES (43.9%):
 Alabama (15.3%):
   1,500   Alabama Housing Finance Authority, Huntsville, Series B,
            3.65%*, 8/5/98**, FNMA.................................      1,500
   2,000   Alabama State Housing Finance Authority, Multi Family
            Housing Revenue, Rime VLG Hoover Project, Series A,
            3.65%*, 8/5/98**, FNMA.................................      2,000
   1,000   Bon Air, Industrial Development Board, Avondale Mills,
            3.65%*, 8/5/98**, LOC: Trust Co. Bank..................      1,000
   2,000   City of Birmingham, Series 1992A, GO, 3.50%*, 8/5/98**,
            LOC: Regions Bank......................................      2,000
   1,600   Columbia, Industrial Development Board, PCR, Alabama
            Power Co. Project, Series D, 3.70%*, 8/3/98**..........      1,600
   1,000   Jacksonville, Industrial Development Board, Parker
            Hannifin Corp., 3.50%*, 8/6/98**.......................      1,000
   2,000   Mobile, Industrial Development Board, PCR, Alabama Power
            Co. Project, Series B, 3.65%*, 8/6/98**................      2,001
   1,500   North Alabama, Environmental Improvement Authority, PCR,
            Reynolds Metals Co., 3.75%*, 8/3/98**, LOC: Bank of
            Nova Scotia............................................      1,500
   1,365   Stevenson, Industrial Development Board, Environmental
            Improvement Revenue, Mead Corp. Project,
            3.70%*, 8/3/98**, LOC: Credit Suisse...................      1,365
                                                                       -------
                                                                        13,966
                                                                       -------
 California (1.0%):
     900   Los Angeles Regional Airport Improvement Corp., 3.75%*,
            8/3/98**, LOC: Wachovia Bank of Georgia................        900
                                                                       -------
 Florida (3.5%):
   1,500   Alachua County Florida Health, 3.50%*, 8/5/98**, MBIA...      1,500
   1,680   Laurel Club, Certificates of Participation, Series 96A,
            3.70%*, 8/5/98**, LOC: Swiss Bank Corp. ...............      1,680
                                                                       -------
                                                                         3,180
                                                                       -------

                                   Continued

AMSOUTH MUTUAL FUNDS
TAX-EXEMPT FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                 July 31, 1998
                     (Amounts in thousands, except shares)

  SHARES
     OR
 PRINCIPAL                         SECURITY                           AMORTIZED
  AMOUNT                          DESCRIPTION                           COST
 --------- --------------------------------------------------------   ---------

 DEMAND NOTES, CONTINUED:
 Georgia (1.9%):
  $1,000   Cobb County, Post Mill Project, 3.65%*, 8/5/98**........    $ 1,000
     750   Savannah, Downtown Development Authority, Parking
            Facilities Project, 3.50%*, 8/5/98**, SPA: National
            Westminster Bank PLC...................................        750
                                                                       -------
                                                                         1,750
                                                                       -------
 Illinois (2.4%):
   1,000   Chicago O'Hare International Airport, 3.50%*, 8/5/98**..      1,000
   1,200   Illinois Health Authority, Decatur Memorial Hospital,
            Project A, 3.55%*, 8/5/98**............................      1,200
                                                                       -------
                                                                         2,200
                                                                       -------
 Minnesota (3.9%):
   1,000   Minneapolis, GO, Sewer Improvements, Series A, 3.40%*,
            8/5/98**, LOC: Bayerische Vereinsbank..................      1,000
   2,500   Minneapolis, GO, Sewer Improvements, Series B, 3.40%*,
            8/6/98**...............................................      2,500
                                                                       -------
                                                                         3,500
                                                                       -------
 Missouri (1.0%):
     900   Kansas City, Industrial Development Authority, Hospital
            Revenue, Resh Health Services System, 3.70%*, 8/3/98**,
            MBIA, SPA: Bank of America.............................        900
                                                                       -------
 New York (4.3%):
   1,000   New York GO, 3.70%*, 8/7/98**, LOC: Morgan Guaranty
            Trust..................................................      1,000
     500   New York GO, 3.70%*, 8/7/98**, LOC: Morgan Guaranty
            Trust..................................................        500
      50   New York GO, 3.70%*, 8/7/98**, LOC: Morgan Guaranty
            Trust..................................................        500
   2,000   New York GO, 3.70%*, 8/7/98**, LOC: Morgan Guaranty
            Trust..................................................      2,000
                                                                       -------
                                                                         4,000
                                                                       -------
 North Carolina (0.6%):
     500   North Carolina Educational Facilities, 3.50%*, 8/6/98**,
            LOC: Wachovia B&T......................................        500
                                                                       -------
 Pennsylvania (2.4%):
   2,200   Schuylkill County, Industrial Development Authority,
            Resource Recovery Revenue, Gilberton Power Project,
            3.50%*, 8/5/98**, LOC: Mellon Bank.....................      2,200
                                                                       -------
 South Carolina (1.1%):
     985   South Carolina State Jobs & Economic Development
            Revenue, St. Francis Hospital, 3.75%*, 8/3/98**,
            LOC: Chase Manhattan Bank..............................        985
                                                                       -------
 Tennessee (0.7%):
     600   Sullivan County, Industrial Develop Board , PCR, Mead
            Corp. Project,, 3.70%*, 8/3/98**,
            LOC: Union Bank of Switzerland.........................        600
                                                                       -------

                                   Continued

AMSOUTH MUTUAL FUNDS
TAX-EXEMPT FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                 July 31, 1998
                     (Amounts in thousands, except shares)

  SHARES
     OR
 PRINCIPAL                         SECURITY                           AMORTIZED
  AMOUNT                          DESCRIPTION                           COST
 --------- --------------------------------------------------------   ---------

 DEMAND NOTES, CONTINUED:
 Texas (2.1%):
  $  300   Grapevine Industrial Development Corp., American
            Airlines-A2, 3.75%*, 8/3/98**,
            LOC: Morgan Guaranty Trust.............................    $   300
     600   Grapevine Industrial Development Corp., American
            Airlines-B4, 3.75%*, 8/3/98**,
            LOC: Morgan Guaranty Trust.............................        600
   1,000   Lone Star Texas Airport Improvement Authority, Revenue,
            3.75%*, 8/3/98**.......................................      1,000
                                                                       -------
                                                                         1,900
                                                                       -------
 Washington (1.8%):
     600   Seattle Municipal Light & Power, 3.50%*, 8/5/98**.......        600
   1,000   Washington State, GO, Series 96A, 3.47%*, 8/5/98**......      1,000
                                                                       -------
                                                                         1,600
                                                                       -------
 West Virginia (0.8%):
     700   Putnam County, Industrial Development Revenue, FMC
            Corp., 3.60%*, 8/3/98**,
            LOC: Union Bank of Switzerland.........................        700
                                                                       -------
 Wisconsin (1.1%):
   1,000   Wisconsin State Health, 3.55%*, 8/5/98**, AMBAC.........      1,000
                                                                       -------
  Total Demand Notes                                                    39,881
                                                                       -------
 TAX FREE COMMERCIAL PAPER (10.8%):
 Alabama (2.2%):
   1,000   Fairfield Alabama Industrial Board, 3.60%, 12/3/98......      1,000
   1,000   Port City Medical Clinic Board of Mobile, 3.70%, 8/7/98.      1,000
                                                                       -------
                                                                         2,000
                                                                       -------
 Florida (2.5%):
   1,300   Sarasota County, 3.65%, 8/10/98.........................      1,300
   1,000   West Orange Memorial Hospital, 3.45%, 8/5/98............      1,000
                                                                       -------
                                                                         2,300
                                                                       -------
 Indiana (1.1%):
   1,000   Mt. Vernon Indiana Pollution Control Corp., General
            Electric, 3.55%, 9/9/98................................      1,000
                                                                       -------
 Kentucky (1.1%):
   1,000   Kentucky Asset / Liability Commission Tax & Revenue,
            4.50%, 6/25/99.........................................      1,008
                                                                       -------
 Mississippi (1.1%):
   1,000   Mississippi Hospital Equipment, 3.60%, 10/5/98..........      1,000
                                                                       -------
 New York (2.8%):
   1,500   New York State Dorm, 3.50%, 10/9/98.....................      1,500
   1,000   New York State Dorm, 3.50%, 9/14/98.....................      1,000
                                                                       -------
                                                                         2,500
                                                                       -------
  Total Tax Free Commercial Paper                                        9,808
                                                                       -------

                                   Continued

AMSOUTH MUTUAL FUNDS
TAX-EXEMPT FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                 July 31, 1998
                     (Amounts in thousands, except shares)

  SHARES
     OR
 PRINCIPAL                         SECURITY                           AMORTIZED
  AMOUNT                          DESCRIPTION                           COST
 --------- --------------------------------------------------------   ---------

 MUNICIPAL BONDS (30.7%):
 Alabama (0.4%):
  $  350   Alabama State Municipal Electric Power Authority, 5.25%,
            9/1/98.................................................    $   351
                                                                       -------
 Arizona (1.4%):
     250   Phoenix, GO, Water Utility Improvements, 4.40%, 7/1/99..        251
   1,000   Pima County Street & Highway Revenue, 5.00%, 7/1/99.....      1,012
                                                                       -------
                                                                         1,263
                                                                       -------
 Connecticut (0.1%):
     120   Hartford Metropolitan District, GO, Water Utility
            Improvements, 6.00%, 8/1/98............................        120
                                                                       -------
 Florida (0.6%):
     500   Dade County Public School Tax Revenue, 4.00%,10/1/98....        500
                                                                       -------
 Georgia (5.3%):
   1,000   Atlanta Airport Revenue, 4.90%, 1/1/99..................      1,005
   1,000   Georgia State, GO, 7.40%, 8/3/98........................      1,000
   1,000   Georgia State, GO, School Improvements, Series F, 6.50%,
            12/1/98................................................      1,010
   1,700   Metropolitan Atlanta Rapid Transit Authority, 5.90%,
            7/1/99.................................................      1,735
                                                                       -------
                                                                         4,750
                                                                       -------
 Hawaii (1.7%):
   1,500   Hawaii State, GO, 5.00%, 11/1/98........................      1,505
                                                                       -------
 Illinois (1.4%):
   1,000   Illinois Housing Development Authority, 3.65%, 8/1/17,
            Puttable 6/29/99 @100..................................      1,000
     300   Illinois State, GO, 4.50%, 2/1/99.......................        301
                                                                       -------
                                                                         1,301
                                                                       -------
 Indiana (0.6%):
     500   .75Upland Indiana Economic Development, Taylor
            University Project, 7.75%, 9/1/09, FSA, Callable 9/1/98
            @102...................................................        512
                                                                       -------
 Kentucky (1.1%):
   1,000   Kentucky State Turnpike Authority, 4.80%, 7/1/99........      1,010
                                                                       -------
 Maryland (1.1%):
   1,000   Baltimore County, GO, 6.90%, 9/1/99.....................      1,023
                                                                       -------
 Minnesota (0.8%):
     755   Minnesota State Housing Finance Authority, Rental
            Housing, Series C2, 4.20%, 8/1/98......................        755
                                                                       -------
 Mississippi (0.6%):
     545   Mississippi State, GO, 5.00%, 6/1/99....................        551
                                                                       -------
 New Jersey (0.7%):
     615   Monmouth County, GO, 4.25%, 12/1/98.....................        616
                                                                       -------

                                   Continued

AMSOUTH MUTUAL FUNDS
TAX-EXEMPT FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                 July 31, 1998
                     (Amounts in thousands, except shares)

  SHARES
     OR
 PRINCIPAL                         SECURITY                           AMORTIZED
  AMOUNT                          DESCRIPTION                           COST
 --------- --------------------------------------------------------   ---------

 MUNICIPAL BONDS, CONTINUED:
 New York (1.9%):
 $      85 New York, GO, Zero Coupon, 8/3/98.......................    $    85
       555 New York, GO, Zero Coupon, 8/3/98.......................        555
       400 New York Public Housing Authority, 3.25%,1/1/99.........        399
       715 United Nations Development Corp., 4.20%, 7/1/99.........        718
                                                                       -------
                                                                         1,757
                                                                       -------
 North Carolina (0.3%):
       250 Charlotte Certificates of Participation, 6.15%, 12/1/98.        252
                                                                       -------
 Ohio (1.1%):
     1,000 Ohio State Public Facilities Commission, 4.25%, 12/1/98.      1,002
                                                                       -------
 Pennsylvania (2.1%):
     1,850 Pennsylvania State, GO, 5.30%, 7/1/99...................      1,877
                                                                       -------
 Tennessee (2.2%):
     1,000 Memphis Electric System, 5.30%, 1/4/99..................      1,007
     1,000 Shelby County, Health Educational & Hospital, Lebonheur
            Childrens Medical Center, 7.60%, 8/15/19, Callable
            8/13/98 @ 102..........................................      1,021
                                                                       -------
                                                                         2,028
                                                                       -------
 Texas (5.1%):
       635 Houston Independent School District, GO, 7.00%, 8/15/98.        636
       660 San Antonio, GO, 6.00%, 8/1/09, Callable 8/1/98 @ 100...        660
       500 Southwest Texas State University, 4.25%, 8/3/98.........        500
     2,575 Texas State, GO, Series A, 4.75%, 8/31/98...............      2,577
       250 Weslaco, GO, 6.70%, 2/15/99.............................        254
                                                                       -------
                                                                         4,627
                                                                       -------
 Utah (1.1%):
     1,000 Intermountain Power Agency, 5.50%, 7/1/99...............      1,016
                                                                       -------
 Washington (1.1%):
     1,000 Washington State, GO, 4.20%, 9/1/98.....................      1,001
                                                                       -------
  Total Municipal Bonds                                                 27,817
                                                                       -------
 INVESTMENT COMPANIES (6.1%):
 3,042,500 Federated Tax-Free Fund.................................      3,043
 2,519,907 Goldman Sachs Tax-Free Fund.............................      2,520
                                                                       -------
  Total Investment Companies                                             5,563
                                                                       -------
  Total (Amortized Cost $90,325) (a)                                   $90,325
                                                                       =======

                                   Continued

AMSOUTH MUTUAL FUNDS
TAX-EXEMPT FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                 July 31, 1998
                     (Amounts in thousands, except shares)

--------
Percentages indicated are based on net assets of $90,741.
(a) Cost for federal income tax and financial reporting purposes are the same.
 * Variable rate security. Rate presented represents rate in effect at July 31, 1998. Date presented reflects next rate change date.
** Put and demand features exist allowing the fund to require the repurchase of the instrument within variable time periods including daily, weekly, monthly, and semiannually.
AMBAC--Insured by American Municipal Bond Assurance Corp.
FMC--Federal Maritime Commission
FNMA--Insured by Federal National Mortgage Assoc.
FSA--Insured by Financial Security Assoc.
GO--General Obligation
LOC--Letter of Credit
MBIA--Insured by Municipal Bond Insurance Assoc.
PCR--Pollution Control Revenue
SPA--Standby Purchase Agreement

                       See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                         NOTES TO FINANCIAL STATEMENTS
                                 July 31, 1998

1. ORGANIZATION:

   AmSouth Mutual Funds (the "Trust") was organized on October 1, 1987, and is registered under the Investment Company Act of 1940, as amended ("the 1940 Act"), as a diversified, open-end investment company established as a Massachusetts business trust.

   The Trust is authorized to issue an unlimited number of shares without par value. The Trust currently offers shares of the AmSouth Regional Equity Fund ("Regional Equity"), the AmSouth Equity Fund ("Equity"), the AmSouth Equity Income Fund ("Equity Income"), the AmSouth Capital Growth Fund ("Capital Growth"), the AmSouth Small Cap Fund ("Small Cap"), the AmSouth Balanced Fund ("Balanced"), the AmSouth Bond Fund ("Bond"), the AmSouth Government Income Fund ("Government Income"), the AmSouth Limited Maturity Fund ("Limited Maturity"), the AmSouth Florida Tax-Free Fund ("Florida Tax-Free"), the AmSouth Municipal Bond Fund ("Municipal Bond")(collectively, "the variable net asset funds"), the AmSouth Prime Obligations Fund ("Prime Obligations"), the AmSouth U.S. Treasury Fund ("U.S. Treasury") and the AmSouth Tax-Exempt Fund ("Tax-Exempt")(collectively, "the money market funds")(collectively, "the Funds" and individually "a Fund").

   The Regional Equity Fund and the Equity Fund seek growth of capital. The Equity Income Fund seeks above average income and capital appreciation. The Capital Growth Fund seeks long-term capital appreciation and growth of income. The Small Cap Fund seeks capital appreciation. The Balanced Fund seeks to obtain long-term capital growth and to produce a reasonable amount of current income. The Bond Fund, Government Income Fund, and Limited Maturity Fund seek current income, consistent with the preservation of capital. The Florida Tax-Free Fund seeks to produce as high a level of current interest income exempt from federal income taxes and Florida intangible taxes as is consistent with the preservation of capital. The Municipal Bond Fund seeks a high level of current interest income exempt from federal income taxes as is consistent with the preservation of capital. The Prime Obligations Fund and U.S. Treasury Fund seek current income with liquidity and stability of principal. The Tax-Exempt Fund seeks to produce as high a level of current interest income exempt from federal income taxes as is consistent with the preservation of capital and relative stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

   SECURITIES VALUATION:

   Investments of the money market funds are valued at either amortized cost, which approximates market value, or at original cost which, combined with accrued interest, approximates market value. Under the

                                   Continued

AMSOUTH MUTUAL FUNDS

                                 July 31, 1998

  amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security.

  Investments in common stocks, corporate bonds, municipal bonds, commercial paper and U.S. Government securities of the variable net asset value funds are valued on the basis of valuations provided by dealers or an independent pricing service approved by the Board of Trustees. Investments in investment companies are valued at their net asset values as reported by such companies. The differences between cost and market values of such investments are reflected as unrealized appreciation or depreciation.

  SECURITIES TRANSACTIONS AND RELATED INCOME:

  Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

  REPURCHASE AGREEMENTS:

  The Funds may acquire repurchase agreements from member banks of the Federal Deposit Insurance Corporation and from registered broker/dealers which AmSouth Bank ("AmSouth"), deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Funds' custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

  DIVIDENDS TO SHAREHOLDERS:

  Dividends from net investment income are declared daily and paid monthly for the money market funds. Dividends from net investment income are declared and paid monthly for the variable net asset value funds. Distributable net realized gains, if any, are declared and distributed at least annually.

  The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in

                                   Continued

AMSOUTH MUTUAL FUNDS

                                 July 31, 1998

  excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

  As of July 31,1998, the following reclassifications have been made to increase (decrease) such amounts with offsetting adjustments made to paid-in-capital (amounts in thousands):

                                                  UNDISTRIBUTED  ACCUMULATED NET
                                                  NET INVESTMENT REALIZED GAINS
                                                      INCOME     ON INVESTMENTS
                                                  -------------- ---------------
   Regional Equity Fund..........................      $ 25           $ (25)
   Equity Income Fund............................         3              (3)
   Capital Growth Fund...........................        39             (37)
   Small Cap Fund................................        19              --
   Balanced Fund.................................       341            (341)
   Bond Fund.....................................       258            (258)
   Government Income Fund........................        66             (66)
   Limited Maturity Fund.........................        62             (62)
   Municipal Bond Fund...........................         6              (6)
   U.S. Treasury Fund............................         7              (7)

  FEDERAL INCOME TAXES:

  It is the policy of each Fund to qualify or to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

  OTHER:

  Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses for the Trust are prorated to the Funds on the basis of relative net assets. Fees paid under a Fund's shareholder servicing or distribution plans are borne by the specific class of shares to which they apply.

  UNAMORTIZED ORGANIZATIONAL COSTS:

  Costs incurred by the Equity Income, the Capital Growth, the Small Cap and the Municipal Bond Funds in connection with their organization and registration of shares have been deferred and are amortized using the straight-line method over a period of two years from the commencement of the public offering of shares of the Funds.


                                   Continued

AMSOUTH MUTUAL FUNDS

                                 July 31, 1998

3. PURCHASES AND SALES OF SECURITIES:

   Purchases and sales of securities (excluding short-term securities) for the period ended July 31, 1998 were as follows (amounts in thousands):

                                                              PURCHASES  SALES
                                                              --------- --------
   Regional Equity Fund...................................... $ 12,194  $ 14,534
   Equity Fund...............................................  163,056   223,180
   Equity Income Fund........................................   49,072    27,482
   Capital Growth Fund.......................................   20,237     6,453
   Small Cap Fund............................................   11,503     4,456
   Balanced Fund.............................................   91,596   101,340
   Bond Fund.................................................  144,464   127,735
   Government Income Fund....................................    3,591     4,245
   Limited Maturity Fund.....................................   45,303    69,751
   Florida Tax Free Fund.....................................   24,933    16,184
   Municipal Bond Fund.......................................   93,357    97,986

4. CAPITAL SHARE TRANSACTIONS:

   The Group has issued three classes of Fund shares in each of the Regional Equity Fund, the Equity Fund, the Equity Income Fund, the Capital Growth Fund, the Small Cap Fund, the Balanced Fund, the Bond Fund, and the Prime
   Obligations: Classic Shares, Premier Shares, and B Shares. The Group has issued two classes of Fund shares in each of the Government Income Fund, the Limited Maturity Fund, the Florida Tax-Free Fund, the Municipal Bond Fund, the U.S. Treasury Fund, and the Tax-Exempt Fund: Classic Shares and Premier Shares. Each class of shares in a Fund has identical rights and privileges except with respect to fees paid under shareholder servicing or distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares.

   Transactions in capital shares for the Funds for the periods and years ended July 31, 1998 and 1997 were as follows: (amounts in thousands)

                                   Continued

AMSOUTH MUTUAL FUNDS

                                 July 31, 1998

                          REGIONAL EQUITY                           EQUITY INCOME
                               FUND              EQUITY FUND            FUND
                         ------------------  --------------------  ----------------
                                                                            PERIOD
                                                                    YEAR     ENDED
                           YEAR      YEAR      YEAR       YEAR      ENDED    JULY
                          ENDED     ENDED      ENDED      ENDED     JULY      31,
                         JULY 31,  JULY 31,  JULY 31,   JULY 31,     31,     1997
                           1998      1997      1998       1997      1998      (A)
                         --------  --------  ---------  ---------  -------  -------
CAPITAL TRANSACTIONS:
CLASSIC SHARES:
 Proceeds from shares
  issued................ $  6,724  $ 34,563  $  35,457  $ 556,310  $12,824  $20,123
 Dividends reinvested...    1,663     1,945      3,628     14,093    1,113       37
 Shares redeemed........  (11,554)  (16,518)   (25,227)  (131,517)  (5,099)    (292)
                         --------  --------  ---------  ---------  -------  -------
 Change in net assets
  from Classic Share
  transactions.......... $ (3,167) $ 19,990  $  13,858  $ 438,886  $ 8,838  $19,868
                         ========  ========  =========  =========  =======  =======
PREMIER SHARES:*
 Proceeds from shares
  issued................ $ 22,574  $     --  $ 147,122  $      --  $ 4,442  $    --
 Dividends reinvested...    1,325        --     11,396         --      155       --
 Shares redeemed........  (27,608)       --   (178,749)        --   (1,253)      --
                         --------  --------  ---------  ---------  -------  -------
 Change in net assets
  from Premier Share
  transactions.......... $ (3,709) $     --  $ (20,231) $      --  $ 3,344  $    --
                         ========  ========  =========  =========  =======  =======
CLASS B SHARES:**
 Proceeds from shares
  issued................ $  2,405  $     --  $   8,035  $      --  $ 8,243  $    --
 Dividends reinvested...       27        --        101         --      108       --
 Shares redeemed........     (247)       --       (328)        --     (508)      --
                         --------  --------  ---------  ---------  -------  -------
 Change in net assets
  from Class B Share
  transactions.......... $  2,185  $     --  $   7,808  $      --  $ 7,843  $    --
                         ========  ========  =========  =========  =======  =======
SHARE TRANSACTIONS:
CLASSIC SHARES:
 Issued.................      231     1,439      1,497     26,434    1,071    1,923
 Reinvested.............       58        84        159        773       96        4
 Redeemed...............     (397)     (683)    (1,075)    (6,713)    (418)     (27)
                         --------  --------  ---------  ---------  -------  -------
 Change in Classic
  Shares................     (108)      840        581     20,494      749    1,900
                         ========  ========  =========  =========  =======  =======
PREMIER SHARES:*
 Issued.................      764        --      6,192         --      366       --
 Reinvested.............       46        --        501         --       13       --
 Redeemed...............     (949)       --     (7,487)        --     (104)      --
                         --------  --------  ---------  ---------  -------  -------
 Change in Premier
  Shares................     (139)       --       (794)        --      275       --
                         ========  ========  =========  =========  =======  =======
CLASS B SHARES:**
 Issued.................       81        --        332         --      684       --
 Reinvested.............        1        --          4         --        9       --
 Redeemed...............       (8)       --        (13)        --      (41)      --
                         --------  --------  ---------  ---------  -------  -------
 Change in Class B
  Shares................       74        --        323         --      652       --
                         ========  ========  =========  =========  =======  =======

--------
(a) For the period from March 20, 1997 (commencement of operations) through July 31, 1997.
 * Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either Classic Shares or Premier Shares. For reporting purposes, transactions prior to September 2, 1997 are being reflected as Classic Shares.
** For the period from September 3, 1997 (commencement of operations) through July 31, 1998.

                                   Continued

AMSOUTH MUTUAL FUNDS

                                 July 31, 1998

                                  CAPITAL GROWTH SMALL CAP
                                       FUND        FUND      BALANCED FUND
                                  -------------- --------- -------------------
                                      PERIOD      PERIOD     YEAR      YEAR
                                      ENDED        ENDED    ENDED      ENDED
                                     JULY 31,    JULY 31,  JULY 31,  JULY 31,
                                     1998 (A)    1998 (B)    1998      1997
                                  -------------- --------- --------  ---------
CAPITAL TRANSACTIONS:
CLASSIC SHARES:
 Proceeds from shares issued.....    $11,600      $1,559   $  8,568  $  79,422
 Dividends reinvested............         --          --      5,169     20,289
 Shares redeemed.................       (695)        (47)   (21,937)  (121,323)
                                     -------      ------   --------  ---------
 Change in net assets from
  Classic Share transactions.....    $10,905      $1,512   $ (8,200) $ (21,612)
                                     =======      ======   ========  =========
PREMIER SHARES:*
 Proceeds from shares issued.....    $   457      $5,609   $ 82,900  $      --
 Dividends reinvested............         --          --     17,248         --
 Shares redeemed.................        (25)        (72)   (88,638)        --
                                     -------      ------   --------  ---------
 Change in net assets from
  Premier Share transactions.....    $   432      $5,537   $ 11,510  $      --
                                     =======      ======   ========  =========
CLASS B SHARES:**
 Proceeds from shares issued.....    $ 3,449      $  967   $  5,405  $      --
 Dividends reinvested............         --          --        105         --
 Shares redeemed.................       (213)        (22)      (180)        --
                                     -------      ------   --------  ---------
 Change in net assets from Class
  B Share transactions...........    $ 3,236      $  945   $  5,330  $      --
                                     =======      ======   ========  =========
SHARE TRANSACTIONS:
CLASSIC SHARES:
 Issued..........................      1,106         155        567      5,836
 Reinvested......................         --          --        351      1,523
 Redeemed........................        (66)         (5)    (1,453)    (8,820)
                                     -------      ------   --------  ---------
 Change in Classic Shares........      1,040         150       (535)    (1,461)
                                     =======      ======   ========  =========
PREMIER SHARES:*
 Issued..........................         41         562      5,525         --
 Reinvested......................         --          --      1,182         --
 Redeemed........................         (2)         (8)    (5,880)        --
                                     -------      ------   --------  ---------
 Change in Premier Shares........         39         554        827         --
                                     =======      ======   ========  =========
CLASS B SHARES:**
 Issued..........................        320          98        355         --
 Reinvested......................         --          --          7         --
 Redeemed........................        (19)         (2)       (12)        --
                                     -------      ------   --------  ---------
 Change in Class B Shares........        301          96        350         --
                                     =======      ======   ========  =========

--------
(a) For the period from August 3, 1997 (commencement of operations) through July 31, 1998.
(b) For the period from March 2, 1998 (commencement of operations) through July 31, 1998.
 * Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either Classic Shares or Premier Shares. For reporting purposes, transactions prior to September 2, 1997 are being reflected as Classic Shares.
** The Capital Growth, Small Cap and Balanced Funds' Class B Shares commenced operations on September 3, 1997, March 2, 1998 and September 2, 1997, respectively.

                                   Continued

AMSOUTH MUTUAL FUNDS

                                 July 31, 1998

                                               GOVERNMENT      LIMITED MATURITY
                             BOND FUND         INCOME FUND           FUND
                         ------------------  ----------------  ------------------
                                              YEAR     YEAR
                           YEAR      YEAR     ENDED    ENDED     YEAR      YEAR
                          ENDED     ENDED     JULY     JULY     ENDED     ENDED
                         JULY 31,  JULY 31,    31,      31,    JULY 31,  JULY 31,
                           1998      1997     1998     1997      1998      1997
                         --------  --------  -------  -------  --------  --------
CAPITAL TRANSACTIONS:
CLASSIC SHARES:
 Proceeds from shares
  issued................ $  9,635  $201,871  $   916  $ 1,446  $  3,654  $115,330
 Dividends reinvested...    1,185     5,240      320      412       224       865
 Shares redeemed........  (19,183)  (37,772)  (4,434)  (6,512)  (10,734)  (25,250)
                         --------  --------  -------  -------  --------  --------
 Change in net assets
  from Classic Share
  transactions.......... $ (8,363) $169,339  $(3,198) $(4,654) $ (6,856) $ 90,945
                         ========  ========  =======  =======  ========  ========
PREMIER SHARES:*
 Proceeds from shares
  issued................ $ 89,740  $     --  $ 2,137  $    --  $ 16,530  $     --
 Dividends reinvested...    4,132        --       --       --       409        --
 Shares redeemed........  (65,976)       --      (10)      --   (38,351)       --
                         --------  --------  -------  -------  --------  --------
 Change in net assets
  from Premier Share
  transactions.......... $ 27,896  $     --  $ 2,127  $    --  $(21,412) $     --
                         ========  ========  =======  =======  ========  ========
CLASS B SHARES:**
 Proceeds from shares
  issued................ $    498  $     --  $    --  $    --  $     --  $     --
 Dividends reinvested...        4        --       --       --        --        --
 Shares redeemed........      (60)       --       --       --        --        --
                         --------  --------  -------  -------  --------  --------
 Change in net assets
  from Class B Share
  transactions.......... $    442  $     --  $    --  $    --  $     --  $     --
                         ========  ========  =======  =======  ========  ========
SHARE TRANSACTIONS:
CLASSIC SHARES:
 Issued.................      889    18,995       93      153       350    11,205
 Reinvested.............      109       494       33       43        22        84
 Redeemed...............   (1,781)   (3,539)    (450)    (680)   (1,033)   (2,449)
                         --------  --------  -------  -------  --------  --------
 Change in Classic
  Shares................     (783)   15,950     (324)    (484)     (661)    8,840
                         ========  ========  =======  =======  ========  ========
PREMIER SHARES:*
 Issued.................    8,147        --      217       --     1,580        --
 Reinvested.............      376        --       --       --        39        --
 Redeemed...............   (5,985)       --       (1)      --    (3,669)       --
                         --------  --------  -------  -------  --------  --------
 Change in Premier
  Shares................    2,538        --      216       --    (2,050)       --
                         ========  ========  =======  =======  ========  ========
CLASS B SHARES:**
 Issued.................       45        --       --       --        --        --
 Reinvested.............       --        --       --       --        --        --
 Redeemed...............       (5)       --       --       --        --        --
                         --------  --------  -------  -------  --------  --------
 Change in Class B
  Shares................       40        --       --       --        --        --
                         ========  ========  =======  =======  ========  ========

--------
* Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either Classic Shares or Premier Shares. For reporting purposes, transactions prior to September 2, 1997 are being reflected as Classic Shares.
** The Bond Fund's Class B Shares commenced operations on September 16, 1997.

                                   Continued

AMSOUTH MUTUAL FUNDS

                                 July 31, 1998

                                          FLORIDA TAX-
                                            FREE FUND       MUNICIPAL BOND FUND
                                        ------------------  --------------------
                                          YEAR      YEAR      YEAR      PERIOD
                                         ENDED     ENDED      ENDED      ENDED
                                        JULY 31,  JULY 31,  JULY 31,   JULY 31,
                                          1998      1997      1998     1997 (A)
                                        --------  --------  ---------  ---------
CAPITAL TRANSACTIONS:
CLASSIC SHARES:
 Proceeds from shares issued........... $ 6,245   $12,780   $   9,434  $ 342,930
 Dividends reinvested..................     218       213          52         --
 Shares redeemed.......................  (5,154)   (9,213)     (5,477)   (10,165)
                                        -------   -------   ---------  ---------
 Change in net assets from Classic
  Share transactions................... $ 1,309   $ 3,780   $   4,009  $ 332,765
                                        =======   =======   =========  =========
PREMIER SHARES:*
 Proceeds from shares issued........... $18,711   $    --   $  45,269  $      --
 Dividends reinvested..................      --        --          48         --
 Shares redeemed.......................  (9,399)       --     (57,585)        --
                                        -------   -------   ---------  ---------
 Change in net assets from Premier
  Share transactions................... $ 9,312   $    --   $ (12,268) $      --
                                        =======   =======   =========  =========
SHARE TRANSACTIONS:
CLASSIC SHARES:
 Issued................................     596     1,240         934     34,283
 Reinvested............................      21        21           5         --
 Redeemed..............................    (493)     (894)       (542)    (1,004)
                                        -------   -------   ---------  ---------
 Change in Classic Shares..............     124       367         397     33,279
                                        =======   =======   =========  =========
PREMIER SHARES:*
 Issued................................   1,787        --       4,457         --
 Reinvested............................      --        --           5         --
 Redeemed..............................    (899)       --      (5,668)        --
                                        -------   -------   ---------  ---------
 Change in Premier Shares..............     888        --      (1,206)        --
                                        =======   =======   =========  =========

--------
(a) For the period from July 1, 1997 (commencement of operations) through July 31, 1997.
 * Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either Classic Shares or Premier Shares. For reporting purposes, transactions prior to September 2, 1997 are being reflected as Classic Shares.

                                   Continued

AMSOUTH MUTUAL FUNDS

                                 July 31, 1998

                         PRIME OBLIGATIONS FUND     U.S. TREASURY FUND     TAX-EXEMPT FUND
                         ------------------------  --------------------  --------------------
                            YEAR         YEAR        YEAR       YEAR       YEAR       YEAR
                            ENDED        ENDED       ENDED      ENDED      ENDED      ENDED
                          JULY 31,     JULY 31,    JULY 31,   JULY 31,   JULY 31,   JULY 31,
                            1998         1997        1998       1997       1998       1997
                         -----------  -----------  ---------  ---------  ---------  ---------
CAPITAL TRANSACTIONS:
CLASSIC SHARES:
 Proceeds from shares
  issued................ $   214,118  $   568,041  $  13,952  $  24,470  $  56,588  $  36,497
 Dividends reinvested...       5,951        5,860        354        507        691        572
 Shares redeemed........    (214,135)    (587,948)   (16,122)   (27,354)   (56,548)   (26,258)
                         -----------  -----------  ---------  ---------  ---------  ---------
 Change in net assets
  from Classic share
  transactions.......... $     5,934  $   (14,047) $  (1,816) $  (2,377) $     731  $  10,811
                         ===========  ===========  =========  =========  =========  =========
PREMIER SHARES:
 Proceeds from shares
  issued................ $ 1,339,647  $ 1,050,377  $ 955,935  $ 837,301  $ 169,123  $ 165,204
 Dividends reinvested...       1,859        1,518        383        369          7         18
 Shares redeemed........  (1,278,499)  (1,113,472)  (913,630)  (896,472)  (162,475)  (153,403)
                         -----------  -----------  ---------  ---------  ---------  ---------
 Change in net assets
  from Premier share
  transactions.......... $    63,007  $   (61,577) $  42,688  $ (58,802) $   6,655  $  11,819
                         ===========  ===========  =========  =========  =========  =========
CLASS B SHARES:*
 Proceeds from shares
  issued................ $         1  $        --  $      --  $      --  $      --  $      --
 Dividends reinvested...          --           --         --         --         --         --
 Shares redeemed........          --           --         --         --         --         --
                         -----------  -----------  ---------  ---------  ---------  ---------
 Change in net assets
  from Class B share
  transactions.......... $         1  $        --  $      --  $      --  $      --  $      --
                         ===========  ===========  =========  =========  =========  =========
SHARE TRANSACTIONS:
CLASSIC SHARES:
 Issued.................     214,118      568,041     13,952     24,470     56,588     36,497
 Reinvested.............       5,951        5,860        354        507        691        572
 Redeemed...............    (214,135)    (587,948)   (16,122)   (27,354)   (56,548)   (26,258)
                         -----------  -----------  ---------  ---------  ---------  ---------
 Change in Classic
  Shares................       5,934      (14,047)    (1,816)    (2,377)       731     10,811
                         ===========  ===========  =========  =========  =========  =========
PREMIER SHARES:
 Issued.................   1,339,647    1,050,377    955,935    837,301    169,123    165,204
 Reinvested.............       1,859        1,518        383        369          7         18
 Redeemed...............  (1,278,499)  (1,113,472)  (913,630)  (896,472)  (162,475)  (153,403)
                         -----------  -----------  ---------  ---------  ---------  ---------
 Change in Premier
  Shares................      63,007      (61,577)    42,688    (58,802)     6,655     11,819
                         ===========  ===========  =========  =========  =========  =========
CLASS B SHARES:*
 Issued.................           1           --         --         --         --         --
 Reinvested.............          --           --         --         --         --         --
 Redeemed...............          --           --         --         --         --         --
                         -----------  -----------  ---------  ---------  ---------  ---------
 Change in Class B
  Shares................           1           --         --         --         --         --
                         ===========  ===========  =========  =========  =========  =========

--------
*  The Prime Fund's Class B Shares commenced operations on June 15, 1998.

                                   Continued

AMSOUTH MUTUAL FUNDS

                                 July 31, 1998

5. RELATED PARTY TRANSACTIONS:

   Investment advisory services are provided to each of the Funds by AmSouth. Under the terms of the investment advisory agreement, AmSouth is entitled to receive fees based on a percentage of the average net assets of each of the Funds. AmSouth also serves as Custodian for the Trust. Pursuant to the Custodian Agreement with the Trust, the Custodian receives compensation from each Fund for such services in an amount equal to an asset-based fee plus fixed fees charged for certain portfolio transactions and out-of-pocket expenses.

   BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"), an Ohio Limited Partnership, BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), and BISYS Fund Services, Inc. ("BISYS Inc.") are subsidiaries of the BISYS Group, Inc.

   ASO Services Company ("Administrator"), a wholly owned subsidiary of the BISYS Group, Inc., serves the Funds as administrator. Under the terms of the administration agreement, the Administrator's fees are computed daily as 0.20% of the average net assets of each of the Funds. AmSouth and BISYS, with whom certain officers and trustees of the Trust are affiliated, serve as the Funds' sub-administrator. Such officers and trustees are paid no fees directly by the Funds for serving as officers and trustees of the Trust. Pursuant to its current agreement with the Administrator, AmSouth has assumed certain of the Administrator's duties, for which AmSouth receives a fee, paid by the Administrator, calculated at an annual rate of 0.10% of each Fund's daily average net assets.

   Pursuant to its agreement with the Administrator, BISYS, as sub-administrator, is entitled to compensation as mutually agreed upon from time to time by it and the Administrator. BISYS also serves as the Funds' distributor and is entitled to receive commissions on sales of shares of the variable net asset value funds. For the period ended July 31, 1998, BISYS received $2,068,313 from commissions earned on sales of shares of the Funds' variable net asset value funds of which $2,067,517 was reallowed to AmSouth Investment Services, an investment dealer of the Funds' shares and other dealers of the Funds' shares. BISYS receives no fees from the Funds for providing distribution services to the Funds. BISYS Ohio serves the Funds' as Transfer Agent and BISYS Inc. serves the Funds' as Mutual Fund Accountant. Under the terms of the Transfer Agent and Fund Accounting Agreement, BISYS Ohio and BISYS Inc. fees are based on the number of shareholders and as a percentage of average daily net assets, respectively.

   Classic Shares of the Trust are subject to a Shareholder Servicing Plan (the "Servicing Plan") permitting payment of compensation to financial institutions that agree to provide certain administrative support services for their customers or account holders. Each Fund has entered into a specific arrangement with BISYS for the provision of such services and reimburses BISYS for its cost of providing these services, subject to a maximum annual rate of 0.25% of the average daily net assets of the Classic Shares of each of the Funds.

   Class B Shares of the Trust are subject to a Distribution and Shareholder Servicing Plan (the "Distribution Plan") permitting payment of compensation to a participating organization as payment for its services or expenses in connection with distribution assistance of the Funds' Class B Shares to the participating organizations customers. Each Fund has entered into a specific arrangement with BISYS for the provision of

                                   Continued

AMSOUTH MUTUAL FUNDS

                                 July 31, 1998

   such services and pays BISYS for its cost of providing such services, subject to a maximum annual rate of 1.00% of the average daily net assets of the Class B Shares of each of the Funds, which includes a Shareholder Servicing Fee of 0.25% of the average daily net assets of the Class B Shares of each Fund.

   Fees may be voluntarily reduced to assist the Funds in maintaining competitive expense ratios. Information regarding these transactions is as follows for the period ended July 31, 1998 (amounts in thousands):

                          INVESTMENT ADVISORY FEES
                         ---------------------------
                          ANNUAL FEE AS              ADMINISTRATION  SHAREHOLDER        FUND        TRANSFER      OTHER
                         A PERCENTAGE OF    FEES          FEES      SERVICING FEES ACCOUNTING FEES AGENT FEES   EXPENSES
                          AVERAGE DAILY  VOLUNTARILY  VOLUNTARILY    VOLUNTARILY     VOLUNTARILY   VOLUNTARILY VOLUNTARILY
                           NET ASSETS      REDUCED      REDUCED        REDUCED         REDUCED       REDUCED   REIMBURSED
                         --------------- ----------- -------------- -------------- --------------- ----------- -----------
  Regional Equity Fund.       0.80%         $  1          $ --           $ --            $20          $ --        $ --
  Equity Fund..........       0.80%           --            --             --             20            --          --
  Equity Income Fund...       0.80%           --            --             --             40            11          20
  Capital Growth Fund
   (a).................       0.80%           --            16             --             50            24           9
  Small Cap Fund (b)...       1.20%           --             6             --             50            12           5
  Balanced Fund........       0.80%           --            --             --             20            --          --
  Bond Fund............       0.65%          475           253              9             20            --          --
  Government Income
   Fund................       0.65%           37            10             13             37            17           2
  Limited Maturity
   Fund................       0.65%          179            95              5             10            --          --
  Florida Tax-Free
   Fund................       0.65%          199            57              8             33            14          --
  Municipal Bond Fund..       0.65%          835           267              3             10            --          --
  Prime Obligations
   Fund................       0.40%           --            --            183             20            --          --
  U.S. Treasury Fund...       0.40%           --            --             11             10            --          --
  Tax-Exempt Fund......       0.40%          177            --             35             23             2          --

--------
(a) For the period from August 3, 1997 (commencement of operations) through July 31, 1998.
(b) For the period from March 2, 1998 (commencement of operations) through July 31, 1998.

6. ELIGIBLE DISTRIBUTIONS: (UNAUDITED)

   The AmSouth Mutual Funds designate the following eligible distributions for the dividends received deductions for corporations for the year ended July 31, 1998:

                                                                      PERCENTAGE
                                                                      ----------
   Regional Equity Fund..............................................  100.00%
   Equity Fund.......................................................  100.00%
   Equity Income Fund................................................   41.26%
   Balanced Fund.....................................................   33.63%

                                   Continued

AMSOUTH MUTUAL FUNDS

                                 July 31, 1998

7. EXEMPT-INTEREST INCOME DESIGNATIONS (UNAUDITED):

   The AmSouth Mutual Funds designate the following exempt-interest dividends for the taxable year ended July 31, 1998 (amounts in thousands):

                                                                     TAX-EXEMPT
                                                                    DISTRIBUTION
                                                                    ------------
  Florida Tax-Free Fund............................................   $ 2,390
  Municipal Bond Fund..............................................    14,162
  Tax-Exempt Fund..................................................     2,686

8. FEDERAL INCOME TAX INFORMATION (UNAUDITED):

   The accompanying table details distributions from long-term capital gains for the following funds for the year ended July 31, 1998 (amounts in thousands):

                                                         28% CAPITAL 20% CAPITAL
                                                            GAINS       GAINS
                                                         ----------- -----------
  Regional Equity Fund..................................   $ 2,743     $ 1,598
  Equity Fund...........................................    20,034      30,518
  Balanced Fund.........................................    10,297      12,770
  Bond Fund.............................................        --         240
  Florida Tax-Free Fund.................................       111         218
  Municipal Bond Fund...................................        --         821

   At July 31, 1998, the following Funds have capital loss carryforwards which are available to offset future capital gains, if any (amounts in thousands):

                                                                 AMOUNT EXPIRES
                                                                 ------ -------
  Government Income Fund........................................   44    2003
                                                                  240    2004
                                                                  127    2005
  Limited Maturity Fund.........................................  316    2002
                                                                  730    2003
                                                                    4    2004
                                                                  304    2005
  Prime Obligations Fund........................................    9    2002
  Tax-Exempt Fund...............................................    2    2006

                                   Continued

AMSOUTH MUTUAL FUNDS

                                 July 31, 1998

   Under current tax law, capital losses realized after October 31, within the Fund's fiscal year may be deferred and treated as occurring on the first day of the following fiscal year. The following deferred losses will be treated as arising on the first day of the fiscal year ended July 31, 1999 (amounts in thousands):

   Small Cap Fund.......................................................... $580

9. SUBSEQUENT EVENTS:

   On September 1, 1998 the Trust commenced offering Classic Shares and Class B Shares of the Select Equity Fund and the Enhanced Market Fund. On September 15, 1998 the Trust commenced offering Class 1 Shares of the Institutional Prime Obligations Fund.

AMSOUTH MUTUAL FUNDS

                             FINANCIAL HIGHLIGHTS

                                                  REGIONAL EQUITY FUND
                          -----------------------------------------------------------------------------
                                                   YEAR ENDED JULY 31,
                          -----------------------------------------------------------------------------
                                          1998                        1997     1996     1995     1994
                          ---------------------------------------   --------  -------  -------  -------
                          CLASSIC (A) PREMIER (A)    B SHARES (B)
                          ----------- -----------    ------------
NET ASSET VALUE,
 BEGINNING OF PERIOD....    $ 28.23     $ 27.95         $28.49      $  20.95  $ 18.94  $ 16.68  $ 16.74
                            -------     -------         ------      --------  -------  -------  -------
INVESTMENT ACTIVITIES
 Net investment income
  (loss)................       0.05        0.13          (0.05)         0.24     0.26     0.23     0.23
 Net realized and
  unrealized gains
  (losses) from
  investments...........      (0.08)       0.17          (0.42)         7.77     2.20     2.26     0.58
                            -------     -------         ------      --------  -------  -------  -------
 Total from Investment
  Activities............      (0.03)       0.30          (0.47)         8.01     2.46     2.49     0.81
                            -------     -------         ------      --------  -------  -------  -------
DISTRIBUTIONS
 Net investment income..      (0.07)      (0.10)         (0.03)        (0.24)   (0.26)   (0.23)   (0.23)
 In excess of net
  investment income.....      (0.01)      (0.01)            --            --       --       --       --
 Net realized gains from
  investment
  transactions..........      (0.94)      (0.94)         (0.94)        (0.49)   (0.19)      --    (0.41)
 In excess of net
  realized gains........         --          --             --            --       --       --    (0.23)
                            -------     -------         ------      --------  -------  -------  -------
 Total Distributions....      (1.02)      (1.05)         (0.97)        (0.73)   (0.45)   (0.23)   (0.87)
                            -------     -------         ------      --------  -------  -------  -------
NET ASSET VALUE, END OF
 PERIOD.................    $ 27.18     $ 27.20         $27.05      $  28.23  $ 20.95  $ 18.94  $ 16.68
                            =======     =======         ======      ========  =======  =======  =======
Total Return (excludes
 sales charge)..........     (0.31)%      (0.12)%(c)     (1.86)%(d)    39.02%   13.10%   15.10%    4.87%
RATIOS/SUPPLEMENTAL
 DATA:
 Net Assets at end of
  period (000)..........    $42,700     $94,909         $1,998      $149,838  $93,584  $68,501  $54,744
 Ratio of expenses to
  average net assets....       1.30%       1.12%(e)       2.14%(e)      1.06%    1.05%    1.07%    0.79%
 Ratio of net investment
  income to average net
  assets................       0.14%       0.45%(e)      (0.65)%(e)     0.99%    1.30%    1.35%    1.36%
 Ratio of expenses to
  average net assets*...       1.32%       1.13%(e)       2.15%(e)      1.10%    1.13%    1.15%    1.24%
 Ratio of net investment
  income to average net
  assets*...............       0.13%       0.44%(e)      (0.66)%(e)     0.95%    1.22%    1.27%    0.90%
Portfolio turnover (f)..       8.17%       8.17%          8.17%        10.30%    8.22%   14.25%    5.83%

--------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either Classic Shares or Premier Shares. For reporting purposes, financial highlights prior to September 2, 1997 are being reflected as Classic Shares.
(b) For the period from September 3, 1997 (commencement of operations) to July 31, 1998.
(c) Represents total return based on the activity of Classic Shares for the period from August 1, 1997 to September 1, 1997 and the activity of Premier Shares for the period from September 2, 1997 to July 31, 1998. Total return for the Premier Shares for the period from September 2, 1997 (commencement of operations) to July 31, 1998 was 0.87%.
(d) Not annualized.
(e) Annualized.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                      See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                             FINANCIAL HIGHLIGHTS

                                                        EQUITY FUND
                          -------------------------------------------------------------------------------
                                                    YEAR ENDED JULY 31,
                          -------------------------------------------------------------------------------
                                          1998                       1997      1996      1995      1994
                          ---------------------------------------  --------  --------  --------  --------
                          CLASSIC (A) PREMIER (A)    B SHARES (B)
                          ----------- -----------    ------------
NET ASSET VALUE,
 BEGINNING OF PERIOD....    $ 23.35    $  22.51         $23.15     $  17.62  $  16.75  $  14.82  $  14.38
                            -------    --------         ------     --------  --------  --------  --------
INVESTMENT ACTIVITIES
 Net investment income
  (loss)................       0.21        0.28           0.09         0.30      0.33      0.33      0.28
 Net realized and
  unrealized gains
  (losses) from
  investments...........       2.54        3.31           2.68         6.77      1.48      2.39      0.83
                            -------    --------         ------     --------  --------  --------  --------
 Total from Investment
  Activities............       2.75        3.59           2.77         7.07      1.81      2.72      1.11
                            -------    --------         ------     --------  --------  --------  --------
DISTRIBUTIONS
 Net investment income..      (0.25)      (0.28)         (0.12)       (0.30)    (0.33)    (0.32)    (0.28)
 Net realized gains from
  investment
  transactions..........      (1.25)      (1.25)         (1.25)       (1.04)    (0.61)    (0.47)    (0.39)
                            -------    --------         ------     --------  --------  --------  --------
 Total Distributions....      (1.50)      (1.53)         (1.37)       (1.34)    (0.94)    (0.79)    (0.67)
                            -------    --------         ------     --------  --------  --------  --------
NET ASSET VALUE, END OF
 PERIOD.................    $ 24.60    $  24.57         $24.55     $  23.35  $  17.62  $  16.75  $  14.82
                            =======    ========         ======     ========  ========  ========  ========
Total Return (excludes
 sales charge)..........      12.34%      12.46%(c)      12.49%(d)    42.35%    11.09%    19.27%     7.90%
RATIOS/SUPPLEMENTAL
 DATA:
 Net Assets at end of
  period (000)..........    $73,165    $947,575         $7,929     $974,985  $374,622  $275,757  $205,611
 Ratio of expenses to
  average net assets....       1.19%       1.09%(e)       2.11%(e)     1.06%     1.02%     1.03%     0.94%
 Ratio of net investment
  income to average net
  assets................       0.89%       1.26%(e)       0.26%(e)     1.52%     1.86%     2.17%     1.93%
 Ratio of expenses to
  average net assets*...       1.19%       1.10%(e)       2.11%(e)     1.10%     1.11%     1.11%     1.11%
 Ratio of net investment
  income to average net
  assets*...............       0.89%       1.26%(e)       0.26%(e)     1.48%     1.77%     2.09%     1.76%
Portfolio turnover (f)..      16.95%      16.95%         16.95%       24.47%    19.11%    19.46%    11.37%

--------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either Classic Shares or Premier Shares. For reporting purposes, financial highlights prior to September 2, 1997 are being reflected as Classic Shares.
(b) For the period from September 3, 1997 (commencement of operations) to July 31, 1998.
(c) Represents total return based on the activity of Classic Shares for the period from August 1, 1997 to September 1, 1997 and the activity of Premier Shares for the period from September 2, 1997 to July 31, 1998. Total return for the Premier Shares for the period from September 2, 1997 (commencement of operations) to July 31, 1998 was 16.52%.
(d) Not annualized.
(e) Annualized.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                      See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                             FINANCIAL HIGHLIGHTS

                                          EQUITY INCOME FUND
                          ------------------------------------------------------
                                       YEAR ENDED
                                     JULY 31, 1998                MARCH 20, 1997
                          --------------------------------------   TO JULY 31,
                          CLASSIC (A) PREMIER (A)   B SHARES (B)     1997 (G)
                          ----------- -----------   ------------  --------------
NET ASSET VALUE,
 BEGINNING OF PERIOD....    $ 11.72     $11.35         $11.60        $ 10.00
                            -------     ------         ------        -------
INVESTMENT ACTIVITIES
 Net investment income
  (loss)................       0.24       0.25           0.15           0.07
 Net realized and
  unrealized gains
  (losses) from
  investments...........       0.59       0.95           0.68           1.71
                            -------     ------         ------        -------
 Total from Investment
  Activities............       0.83       1.20           0.83           1.78
                            -------     ------         ------        -------
DISTRIBUTIONS
 Net investment income..      (0.25)     (0.25)         (0.16)         (0.06)
 Net realized gains from
  investment
  transactions..........      (0.41)     (0.41)         (0.41)            --
                            -------     ------         ------        -------
 Total Distributions....      (0.66)     (0.66)         (0.57)         (0.06)
                            -------     ------         ------        -------
NET ASSET VALUE, END OF
 PERIOD.................    $ 11.89     $11.89         $11.86        $ 11.72
                            =======     ======         ======        =======
Total Return (excludes
 sales charge)..........       7.29%      7.54%(c)       7.26%(d)      17.81%(d)
RATIOS/SUPPLEMENTAL
 DATA:
 Net Assets at end of
  period (000)..........    $26,686     $8,087         $7,733        $22,273
 Ratio of expenses to
  average net assets....       1.42%      1.19%(e)       2.19%(e)       1.30%(e)
 Ratio of net investment
  income to average net
  assets................       2.03%      2.34%(e)       1.29%(e)       2.13%(e)
 Ratio of expenses to
  average net assets*...       1.57%      1.35%(e)       2.35%(e)       1.51%(e)
 Ratio of net investment
  income to average net
  assets*...............       1.88%      2.17%(e)       1.12%(e)       1.92%(e)
Portfolio turnover (f)..      83.26%     83.26%         83.26%         27.38%

--------
  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either Classic Shares or Premier Shares. For reporting purposes, financial highlights prior to September 2, 1997 are being reflected as Classic Shares.
(b) For the period from September 3, 1997 (commencement of operations) to July 31, 1998.
(c) Represents total return based on the activity of Classic Shares for the period from August 1, 1997 to September 1, 1997 and the activity of Premier Shares for the period from September 2, 1997 to July 31, 1998. Total return for the Premier Shares for the period from September 2, 1997 (commencement of operations) to July 31, 1998 was 10.82%.
(d) Not annualized.
(e) Annualized.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(g) Period from commencement of operations.

                      See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                             FINANCIAL HIGHLIGHTS

                                  CAPITAL GROWTH FUND                         SMALL CAP FUND
                          ------------------------------------------   ------------------------------------
                                     AUGUST 3, 1997                           MARCH 2, 1998
                                      TO JULY 31,                              TO JULY 31,
                                        1998 (G)                                 1998 (G)
                          ------------------------------------------   ------------------------------------
                          CLASSIC (A)    PREMIER (A)    B SHARES (B)   CLASSIC (H)    PREMIER      B SHARES
                          -----------    -----------    ------------   -----------    -------      --------
NET ASSET VALUE,
 BEGINNING OF PERIOD....    $10.00         $ 9.55          $ 9.82        $ 9.97       $10.00        $10.00
                            ------         ------          ------        ------       ------        ------
INVESTMENT ACTIVITIES
 Net investment income
  (loss)................     (0.03)            --           (0.06)        (0.03)       (0.02)        (0.04)
 Net realized and
  unrealized gains
  (losses) from
  investments...........      1.65           2.10            1.78         (0.80)       (0.83)        (0.85)
                            ------         ------          ------        ------       ------        ------
 Total from Investment
  Activities............      1.62           2.10            1.72         (0.83)       (0.85)        (0.89)
                            ------         ------          ------        ------       ------        ------
NET ASSET VALUE, END OF
 PERIOD.................    $11.62         $11.65          $11.54        $ 9.14       $ 9.15        $ 9.11
                            ======         ======          ======        ======       ======        ======
Total Return (excludes
 sales charge)..........     16.20%(d)      16.50%(c)       17.52%(d)     (8.31)%(d)   (8.48)%(d)    (8.90)%(d)
RATIOS/SUPPLEMENTAL
 DATA:
 Net Assets at end of
  period (000)..........    $9,720         $2,824          $3,477        $1,372       $5,072        $  871
 Ratio of expenses to
  average net assets....      1.40%(e)       0.99%(e)        2.05%(e)      1.78%(e)     1.50%(e)      2.54%(e)
 Ratio of net investment
  income to average net
  assets................     (0.42)%(e)      0.00%(e)       (1.10)%(e)    (0.92)%(e)   (0.52)%(e)    (1.69)%(e)
 Ratio of expenses to
  average net assets*...      2.37%(e)       2.05%(e)        3.11%(e)      4.23%(e)     3.94%(e)      4.98%(e)
 Ratio of net investment
  income to average net
  assets*...............     (1.39)%(e)     (1.05)%(e)      (2.16)%(e)    (3.37)%(e)   (2.96)%(e)    (4.13)%(e)
Portfolio turnover (f)..     77.26%         77.26%          77.26%        70.64%       70.64%        70.64%

--------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either Classic Shares or Premier Shares. For reporting purposes, financial highlights prior to September 2, 1997 are being reflected as Classic Shares.
(b) For the period from September 3, 1997 (commencement of operations) to July 31, 1998.
(c) Represents total return based on the activity of Classic Shares for the period from August 3, 1997 to September 1, 1997 and the activity of Premier Shares for the period from September 2, 1997 to July 31, 1998. Total return for the Premier Shares for the period from September 2, 1997 (commencement of operations) to July 31, 1998 was 21.99%.
(d) Not annualized.
(e) Annualized.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(g) Period from commencement of operations.
(h) For the period from March 3, 1998 (commencement of operations) to July 31, 1998.

                      See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                             FINANCIAL HIGHLIGHTS

                                                       BALANCED FUND
                          -------------------------------------------------------------------------------
                                                    YEAR ENDED JULY 31,
                          -------------------------------------------------------------------------------
                                          1998                       1997      1996      1995      1994
                          ---------------------------------------  --------  --------  --------  --------
                          CLASSIC (A) PREMIER (A)    B SHARES (B)
                          ----------- -----------    ------------
NET ASSET VALUE,
 BEGINNING OF PERIOD....    $ 15.21    $  14.77         $14.99     $  13.03  $  12.76  $  11.81  $  11.86
                            -------    --------         ------     --------  --------  --------  --------
INVESTMENT ACTIVITIES
 Net investment income
  (loss)................       0.38        0.41           0.28         0.48      0.47      0.47      0.42
 Net realized and
  unrealized gains
  (losses) from
  investments...........       0.98        1.38           1.15         2.78      0.58      1.24      0.18
                            -------    --------         ------     --------  --------  --------  --------
 Total from Investment
  Activities............       1.36        1.79           1.43         3.26      1.05      1.71      0.60
                            -------    --------         ------     --------  --------  --------  --------
DISTRIBUTIONS
 Net investment income..      (0.41)      (0.41)         (0.29)       (0.50)    (0.47)    (0.46)    (0.42)
 Net realized gains from
  investment
  transactions..........      (0.97)      (0.97)         (0.97)       (0.58)    (0.31)    (0.30)    (0.23)
                            -------    --------         ------     --------  --------  --------  --------
 Total Distributions....      (1.38)      (1.38)         (1.26)       (1.08)    (0.78)    (0.76)    (0.65)
                            -------    --------         ------     --------  --------  --------  --------
NET ASSET VALUE, END OF
 PERIOD.................    $ 15.19    $  15.18         $15.16     $  15.21  $  13.03  $  12.76  $  11.81
                            =======    ========         ======     ========  ========  ========  ========
Total Return (excludes
 sales charge)..........       9.54%       9.73%(c)      10.07%(d)    26.42%     8.37%    15.27%     5.13%
RATIOS/SUPPLEMENTAL
 DATA:
 Net Assets at end of
  period (000)..........    $46,814    $329,626         $5,309     $372,769  $338,425  $295,509  $236,306
 Ratio of expenses to
  average net assets....       1.24%       1.10%(e)       2.12%(e)     1.05%     0.98%     0.94%     0.84%
 Ratio of net investment
  income to average net
  assets................       2.77%       2.95%(e)       1.83%(e)     3.49%     3.61%     3.91%     3.56%
 Ratio of expenses to
  average net assets*...       1.24%       1.10%(e)       2.12%(e)     1.10%     1.11%     1.12%     1.11%
 Ratio of net investment
  income to average net
  assets*...............       2.76%       2.94%(e)       1.82%(e)     3.44%     3.48%     3.73%     3.28%
Portfolio turnover (f)..      25.40%      25.40%         25.40%       25.00%    20.47%    16.97%    14.43%

--------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either Classic Shares or Premier Shares. For reporting purposes, financial highlights prior to September 2, 1997 are being reflected as Classic Shares.
(b) For the period from September 2, 1997 (commencement of operations) to July 31, 1998.
(c) Represents total return based on the activity of Classic Shares for the period from August 1, 1997 to September 1, 1997 and the activity of Premier Shares for the period from September 2, 1997 to July 31, 1998. Total return for the Premier Shares for the period from September 2, 1997 (commencement of operations) to July 31, 1998 was 12.70%.
(d) Not annualized.
(e) Annualized.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                      See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                             FINANCIAL HIGHLIGHTS

                                                        BOND FUND
                          -----------------------------------------------------------------------------
                                                   YEAR ENDED JULY 31,
                          -----------------------------------------------------------------------------
                                          1998                       1997      1996     1995     1994
                          ---------------------------------------  --------  --------  -------  -------
                          CLASSIC (A) PREMIER (A)    B SHARES (B)
                          ----------- -----------    ------------
NET ASSET VALUE,
 BEGINNING OF PERIOD....    $10.92     $  10.72         $10.88     $  10.54  $  10.83  $ 10.59  $ 11.29
                            ------     --------         ------     --------  --------  -------  -------
INVESTMENT ACTIVITIES
 Net investment income
  (loss)................      1.41         0.57           0.46         0.65      0.65     0.69     0.69
 Net realized and
  unrealized gains
  (losses) from
  investments...........     (0.62)        0.38           0.24         0.42     (0.18)    0.28    (0.66)
                            ------     --------         ------     --------  --------  -------  -------
 Total from Investment
  Activities............      0.79         0.95           0.70         1.07      0.47     0.97     0.03
                            ------     --------         ------     --------  --------  -------  -------
DISTRIBUTIONS
 Net investment income..     (0.63)       (0.59)         (0.51)       (0.69)    (0.65)   (0.69)   (0.70)
 Net realized gains from
  investment
  transactions..........     (0.03)       (0.03)         (0.03)          --     (0.11)   (0.04)   (0.03)
                            ------     --------         ------     --------  --------  -------  -------
 Total Distributions....     (0.66)       (0.62)         (0.54)       (0.69)    (0.76)   (0.73)   (0.73)
                            ------     --------         ------     --------  --------  -------  -------
NET ASSET VALUE, END OF
 PERIOD.................    $11.05     $  11.05         $11.04     $  10.92  $  10.54  $ 10.83  $ 10.59
                            ======     ========         ======     ========  ========  =======  =======
Total Return (excludes
 sales charge)..........      7.45%        7.54%(c)       6.58%(d)    10.48%     4.40%    9.70%    0.23%
RATIOS/SUPPLEMENTAL
 DATA:
 Net Assets at end of
  period (000)..........    $7,032     $327,930         $  442     $311,881  $132,737  $94,671  $79,472
 Ratio of expenses to
  average net assets....      0.73%        0.73%(e)       1.74%(e)     0.75%     0.75%    0.75%    0.78%
 Ratio of net investment
  income to average net
  assets................      5.78%        5.72%(e)       4.75%(e)     6.10%     6.12%    6.63%    6.31%
 Ratio of expenses to
  average net assets*...      0.95%        0.97%(e)       1.99%(e)     0.98%     0.98%    0.98%    1.01%
 Ratio of net investment
  income to average net
  assets*...............      5.56%        5.48%(e)       4.49%(e)     5.87%     5.89%    6.40%    6.08%
Portfolio turnover (f)..     40.41%       40.41%         40.41%       34.62%     9.60%   17.70%   30.90%

--------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either Classic Shares or Premier Shares. For reporting purposes, financial highlights prior to September 2, 1997 are being reflected as Classic Shares.
(b) For the period from September 16, 1997 (commencement of operations) to July 31, 1998.
(c) Represents total return based on the activity of Classic Shares for the period from August 1, 1997 to September 1, 1997 and the activity of Premier Shares for the period from September 2, 1997 to July 31, 1998. Total return for the Premier Shares for the period from September 2, 1997 (commencement of operations) to July 31, 1998 was 9.03%.
(d) Not annualized.
(e) Annualized.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                      See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                             FINANCIAL HIGHLIGHTS

                                              GOVERNMENT INCOME FUND
                          --------------------------------------------------------------------
                                        YEAR ENDED JULY 31,                    OCTOBER 1, 1993
                          ---------------------------------------------------    TO JULY 31,
                                   1998              1997     1996     1995       1994 (F)
                          -----------------------   -------  -------  -------  ---------------
                          CLASSIC (A) PREMIER (A)
                          ----------- -----------
NET ASSET VALUE,
 BEGINNING OF PERIOD....    $ 9.75      $ 9.66      $  9.40  $  9.54  $  9.48      $ 10.00
                            ------      ------      -------  -------  -------      -------
INVESTMENT ACTIVITIES
 Net investment income
  (loss)................      0.63        0.59         0.58     0.66     0.68         0.54
 Net realized and
  unrealized gains
  (losses) from
  investments...........      0.09        0.17         0.35    (0.20)    0.08        (0.57)
                            ------      ------      -------  -------  -------      -------
 Total from Investment
  Activities............      0.72        0.76         0.93     0.46     0.76        (0.03)
                            ------      ------      -------  -------  -------      -------
DISTRIBUTIONS
 Net investment income..     (0.53)      (0.49)       (0.58)   (0.59)   (0.70)       (0.33)
 In excess of net
  investment income.....     (0.06)      (0.06)          --       --       --           --
 Tax return of capital..        --          --           --    (0.01)      --        (0.16)
                            ------      ------      -------  -------  -------      -------
 Total Distributions....     (0.59)      (0.55)       (0.58)   (0.60)   (0.70)       (0.49)
                            ------      ------      -------  -------  -------      -------
NET ASSET VALUE, END OF
 PERIOD.................    $ 9.88      $ 9.87      $  9.75  $  9.40  $  9.54      $  9.48
                            ======      ======      =======  =======  =======      =======
Total Return (excludes
 sales charge)..........      7.58%       7.58%(b)    10.21%    4.91%    8.43%       (0.26%)(c)
RATIOS/SUPPLEMENTAL
 DATA:
 Net Assets at end of
  period (000)..........    $8,176      $2,521      $11,622  $15,752  $16,679      $15,465
 Ratio of expenses to
  average net assets....      0.71%       0.63%(d)     0.69%    0.65%    0.58%        0.37%(d)
 Ratio of net investment
  income to average net
  assets................      5.95%       5.72%(d)     5.98%    6.81%    7.18%        6.56%(d)
 Ratio of expenses to
  average net assets*...      1.77%       1.80%(d)     1.29%    1.10%    1.19%        1.22%(d)
 Ratio of net investment
  income to average net
  assets*...............      4.89%       4.56%(d)     5.38%    6.36%    6.57%        5.71%(d)
Portfolio turnover (e)..     34.89%      34.89%        2.96%   78.31%   27.32%      122.94%

--------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either Classic Shares or Premier Shares. For reporting purposes, financial highlights prior to September 2, 1997 are being reflected as Classic Shares.
(b) Represents total return based on the activity of Classic Shares for the period from August 1, 1997 to September 1, 1997 and the activity of Premier Shares for the period from September 2, 1997 to July 31, 1998. Total return for the Premier Shares for the period from September 2, 1997 (commencement of operations) to July 31, 1998 was 8.04%.
(c) Not annualized.
(d) Annualized.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Period from commencement of operations.

                      See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                             FINANCIAL HIGHLIGHTS

                                           LIMITED MATURITY FUND
                          --------------------------------------------------------------
                                            YEAR ENDED JULY 31,
                          --------------------------------------------------------------
                                   1998                1997     1996     1995     1994
                          -----------------------    --------  -------  -------  -------
                          CLASSIC (A) PREMIER (A)
                          ----------- -----------
NET ASSET VALUE,
 BEGINNING OF PERIOD....    $10.42     $  10.34      $  10.31  $ 10.41  $ 10.23  $ 10.81
                            ------     --------      --------  -------  -------  -------
INVESTMENT ACTIVITIES
 Net investment income
  (loss)................      0.85         0.55          0.58     0.58     0.58     0.54
 Net realized and
  unrealized gains
  (losses) from
  investments...........     (0.25)        0.10          0.14    (0.10)    0.17    (0.45)
                            ------     --------      --------  -------  -------  -------
 Total from Investment
  Activities............      0.60         0.65          0.72     0.48     0.75     0.09
                            ------     --------      --------  -------  -------  -------
DISTRIBUTIONS
 Net investment income..     (0.59)       (0.56)        (0.61)   (0.57)   (0.57)   (0.54)
 Net realized gains from
  investment
  transactions..........        --           --            --    (0.01)      --       --
 In excess of net
  realized gains........        --           --            --       --       --    (0.13)
                            ------     --------      --------  -------  -------  -------
 Total Distributions....     (0.59)       (0.56)        (0.61)   (0.58)   (0.57)   (0.67)
                            ------     --------      --------  -------  -------  -------
NET ASSET VALUE, END OF
 PERIOD.................    $10.43     $  10.43      $  10.42  $ 10.31  $ 10.41  $ 10.23
                            ======     ========      ========  =======  =======  =======
Total Return (excludes
 sales charge)..........      5.94%        6.04%(b)      7.25%    4.74%    7.65%    0.77%
RATIOS/SUPPLEMENTAL
 DATA:
 Net Assets at end of
  period (000)..........    $3,531     $106,953      $138,675  $46,005  $59,798  $51,660
 Ratio of expenses to
  average net assets....      0.74%        0.73%(c)      0.77%    0.76%    0.80%    0.79%
 Ratio of net investment
  income to average net
  assets................      5.65%        5.70%(c)      5.65%    5.48%    5.69%    5.05%
 Ratio of expenses to
  average net assets*...      0.96%        0.98%(c)      1.02%    0.99%    1.03%    1.02%
 Ratio of net investment
  income to average net
  assets*...............      5.43%        5.46%(c)      5.40%    5.25%    5.46%    4.82%
Portfolio turnover (d)..     39.31%       39.31%        64.89%   29.56%   38.11%   48.06%

--------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either Classic Shares or Premier Shares. For reporting purposes, financial highlights prior to September 2, 1997 are being reflected as Classic Shares.
(b) Represents total return based on activity of Classic Shares for the period from August 1, 1997 to September 1, 1997 and the activity of Premier
    Shares for the period from September 2, 1997 to July 31, 1998. Total return for the Premier Shares for the period from September 2, 1997 (commencement of operations) to July 31, 1998 was 6.37%.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                      See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                             FINANCIAL HIGHLIGHTS

                                           FLORIDA TAX-FREE FUND                                MUNICIPAL BOND FUND
                         -------------------------------------------------------------- ---------------------------------------
                                   YEAR ENDED JULY 31,               SEPTEMBER 30, 1994       YEAR ENDED           JULY 1, 1997
                         ------------------------------------------     TO JULY 31,            JULY 31,              JULY 31,
                                  1998              1997     1996         1995 (F)               1998                1997 (F)
                         -----------------------   -------  -------  ------------------ -----------------------    ------------
                         CLASSIC (A) PREMIER (A)                                        CLASSIC (A) PREMIER (A)
                         ----------- -----------                                        ----------- -----------
NET ASSET VALUE,
 BEGINNING OF PERIOD...    $10.50      $ 10.39     $ 10.30  $ 10.32       $ 10.00         $10.15     $  10.04        $  10.00
                           ------      -------     -------  -------       -------         ------     --------        --------
INVESTMENT ACTIVITIES
 Net investment income
  (loss)...............      0.45         0.41        0.45     0.45          0.34           0.86         0.39            0.04
 Net realized and
  unrealized gains
  (losses) from
  investments..........      0.01         0.14        0.24    (0.01)         0.30          (0.43)        0.14            0.15
                           ------      -------     -------  -------       -------         ------     --------        --------
 Total from Investment
  Activities...........      0.46         0.55        0.69     0.44          0.64           0.43         0.53            0.19
                           ------      -------     -------  -------       -------         ------     --------        --------
DISTRIBUTIONS
 Net investment income.     (0.44)       (0.41)      (0.48)   (0.45)        (0.32)         (0.42)       (0.40)          (0.04)
 Net realized gains
  from investment
  transactions.........     (0.07)       (0.07)      (0.01)   (0.01)           --          (0.03)       (0.03)             --
                           ------      -------     -------  -------       -------         ------     --------        --------
 Total Distributions...     (0.51)       (0.48)      (0.49)   (0.46)        (0.32)         (0.45)       (0.43)          (0.04)
                           ------      -------     -------  -------       -------         ------     --------        --------
NET ASSET VALUE, END OF
 PERIOD................    $10.45      $ 10.46     $ 10.50  $ 10.30       $ 10.32         $10.13     $  10.14        $  10.15
                           ======      =======     =======  =======       =======         ======     ========        ========
Total Return (excludes
 sales charge).........      4.46%        4.66%(b)    6.89%    4.24%         6.53%(c)       4.30%        4.49%(b)        1.86%(c)
RATIOS/SUPPLEMENTAL
 DATA:
 Net Assets at end of
  period (000).........    $8,663      $55,369     $53,688  $48,869       $48,333         $2,689     $326,464        $337,933
 Ratio of expenses to
  average net assets...      0.55%        0.49%(d)    0.57%    0.59%         0.70%(d)       0.62%        0.64%(d)        0.71%(d)
 Ratio of net
  investment income to
  average net assets...      4.24%        4.30%(d)    4.36%    4.33%         4.16%(d)       4.26%        4.23%(d)        4.31%(d)
 Ratio of expenses to
  average net assets*..      1.06%        1.04%(d)    1.06%    1.04%         1.01%(d)       0.92%        0.97%(d)        1.04%(d)
 Ratio of net
  investment income to
  average net assets*..      3.74%        3.74%(d)    3.87%    3.88%         3.86%(d)       3.95%        3.89%(d)        3.98%(d)
Portfolio turnover (e).     29.55%       29.55%      24.05%   12.21%         2.33%         28.75%       28.75%           1.59%

--------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either Classic Shares or Premier Shares. For reporting purposes, financial highlights prior to September 2, 1997 are being reflected as Classic Shares.
(b) Represents total return based on the activity of Classic Shares for the period from August 1, 1997 to September 1, 1997 and the activity of Premier Shares for the period from September 2, 1997 to July 31, 1998. Total return for the Florida Tax-Free Fund and Municipal Bond Fund's Premier Shares for the period from September 2, 1997 (commencement of operations) to July 31, 1998 was 5.40% and 5.27%, respectively.
(c) Not annualized.
(d) Annualized.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Period from commencement of operations.

                      See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                             FINANCIAL HIGHLIGHTS

                                                             PRIME OBLIGATIONS FUND
                           ------------------------------------------------------------------------------------------------
                                                              YEAR ENDED JULY 31,
                           ------------------------------------------------------------------------------------------------
                                        1998                       1997                     1996                  1995
                           --------------------------------  ------------------    --------------------------   --------
                           CLASSIC   PREMIER   B SHARES (F)  CLASSIC   PREMIER     CLASSIC (A)    PREMIER (A)
                           --------  --------  ------------  --------  --------    -----------    -----------
NET ASSET VALUE,
 BEGINNING OF PERIOD.....  $  1.000  $  1.000     $1.000     $  1.000  $  1.000     $  1.000       $  1.000     $  1.000
                           --------  --------     ------     --------  --------     --------       --------     --------
INVESTMENT ACTIVITIES
 Net investment income...     0.049     0.050      0.005        0.048     0.049        0.016          0.050        0.050
                           --------  --------     ------     --------  --------     --------       --------     --------
DISTRIBUTIONS
 Net investment income...    (0.049)   (0.050)    (0.005)      (0.048)   (0.049)      (0.016)        (0.050)      (0.050)
                           --------  --------     ------     --------  --------     --------       --------     --------
NET ASSET VALUE, END OF
 PERIOD..................  $  1.000  $  1.000     $1.000     $  1.000  $  1.000     $  1.000       $  1.000     $  1.000
                           ========  ========     ======     ========  ========     ========       ========     ========
Total Return.............      4.99%     5.09%      0.49%(d)     4.90%     5.00%        5.07%(e)       5.10%        5.14%
RATIOS/SUPPLEMENTAL DATA:
 Net Assets at end of
  period (000)...........  $116,960  $479,974     $    1     $111,027  $416,966     $125,075       $478,542     $617,673
 Ratio of expenses to
  average net assets.....      0.79%     0.69%      1.85%(b)     0.78%     0.68%        0.81%(b)       0.71%        0.69%
 Ratio of net investment
  income to average net
  assets.................      4.88%     4.98%      3.83%(b)     4.79%     4.89%        4.61%(b)       5.00%        5.04%
 Ratio of expenses to
  average net assets*....      0.95%     0.70%      1.88%(b)     0.93%         (c)      0.96%(b)           (c)          (c)
 Ratio of net investment
  income to average net
  assets*................      4.73%     4.98%      3.81%(b)     4.64%         (c)      4.46%(b)           (c)          (c)
                             1994
                           --------
NET ASSET VALUE,
 BEGINNING OF PERIOD.....  $  1.000
                           --------
INVESTMENT ACTIVITIES
 Net investment income...     0.029
                           --------
DISTRIBUTIONS
 Net investment income...    (0.029
                           --------
NET ASSET VALUE, END OF
 PERIOD..................  $  1.000
                           ========
Total Return.............      2.94%
RATIOS/SUPPLEMENTAL DATA:
 Net Assets at end of
  period (000)...........  $577,331
 Ratio of expenses to
  average net assets.....      0.70%
 Ratio of net investment
  income to average net
  assets.................      2.92%
 Ratio of expenses to
  average net assets*....          (c)
 Ratio of net investment
  income to average net
  assets*................          (c)

--------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Effective April 1, 1996, the Fund's existing shares, which were previously unclassified, were designated as Premier Shares, and the Fund commenced offering Classic Shares.
(b) Annualized.
(c) There were no waivers during the period.
(d) Not annualized.
(e) Represents total return for the Premier Shares for the period from August 1, 1995 to March 31, 1996 plus the total return for the Classic Shares for the period from April 1, 1996 to July 31, 1996. Total return for the Classic Shares for the period April 1, 1996 (commencement of operations) to July 31, 1996 was 1.55%.
(f) For the period from June 15, 1998 (commencement of operations) to July 31, 1998.

                      See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                             FINANCIAL HIGHLIGHTS

                                                     U.S. TREASURY FUND
                         ----------------------------------------------------------------------------------------
                                                     YEAR ENDED JULY 31,
                         ----------------------------------------------------------------------------------------
                               1998               1997                    1996                 1995        1994
                         -----------------  -----------------    -------------------------   --------    --------
                         CLASSIC  PREMIER   CLASSIC  PREMIER     CLASSIC (A)   PREMIER (A)
                         -------  --------  -------  --------    -----------   -----------
NET ASSET VALUE,
 BEGINNING OF PERIOD.... $1.000   $  1.000  $1.000   $  1.000      $ 1.000      $  1.000     $  1.000    $  1.000
                         ------   --------  ------   --------      -------      --------     --------    --------
INVESTMENT ACTIVITIES
 Net investment income..  0.046      0.047   0.045      0.046        0.015         0.048        0.048       0.028
                         ------   --------  ------   --------      -------      --------     --------    --------
DISTRIBUTIONS
 Net investment income.. (0.046)    (0.047) (0.045)    (0.046)      (0.015)       (0.048)      (0.048)     (0.028)
                         ------   --------  ------   --------      -------      --------     --------    --------
NET ASSET VALUE, END OF
 PERIOD................. $1.000   $  1.000  $1.000   $  1.000      $ 1.000      $  1.000     $  1.000    $  1.000
                         ======   ========  ======   ========      =======      ========     ========    ========
Total Return............   4.67%      4.77%   4.60%      4.70%        4.90%(d)      4.93%        4.90%       2.80%
RATIOS/SUPPLEMENTAL
 DATA:
 Net Assets at end of
  period (000).......... $8,070   $352,055  $9,885   $309,361      $12,263      $368,162     $322,939    $300,603
 Ratio of expenses to
  average net assets....   0.80%      0.70%   0.79%      0.69%        0.82%(b)      0.71%        0.70%       0.71%
 Ratio of net investment
  income to average net
  assets................   4.57%      4.67%   4.50%      4.60%        4.44%(b)      4.82%        4.81%       2.77%
 Ratio of expenses to
  average net assets*...   0.95%      0.70%   0.94%          (c)      0.97%(b)          (c)          (c)         (c)
 Ratio of net investment
  income to average net
  assets*...............   4.42%      4.66%   4.35%          (c)      4.29%(b)          (c)          (c)         (c)

--------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Effective April 1, 1996, the Fund's existing shares, which were previously unclassified, were designated as Premier Shares, and the Fund commenced offering Classic Shares.
(b) Annualized.
(c) There were no waivers during the period.
(d) Represents total return for the Premier Shares for the period from August 1, 1995 to March 31, 1996 plus the total return for the Classic Shares for the period from April 1, 1996 to July 31, 1996. Total return for the Classic Shares for the period April 1, 1996 (commencement of operations) to July 31, 1996 was 1.49%.

                      See notes to financial statements.

AMSOUTH MUTUAL FUNDS

                             FINANCIAL HIGHLIGHTS

                                                     TAX EXEMPT FUND
                         ------------------------------------------------------------------------------
                                                   YEAR ENDED JULY 31,
                         ------------------------------------------------------------------------------
                              1998              1997                  1996              1995     1994
                         ----------------  ----------------  ------------------------- -------  -------
                         CLASSIC  PREMIER  CLASSIC  PREMIER  CLASSIC (A)   PREMIER (A)
                         -------  -------  -------  -------  -----------   -----------
NET ASSET VALUE,
 BEGINNING OF PERIOD.... $ 1.000  $ 1.000  $ 1.000  $ 1.000    $ 1.000       $ 1.000   $ 1.000  $ 1.000
                         -------  -------  -------  -------    -------       -------   -------  -------
INVESTMENT ACTIVITIES
 Net investment income..   0.030    0.031    0.030    0.031      0.010         0.031     0.032    0.019
                         -------  -------  -------  -------    -------       -------   -------  -------
DISTRIBUTIONS
 Net investment income..  (0.030)  (0.031)  (0.030)  (0.031)    (0.010)       (0.031)   (0.032)  (0.019)
                         -------  -------  -------  -------    -------       -------   -------  -------
NET ASSET VALUE, END OF
 PERIOD................. $ 1.000  $ 1.000  $ 1.000  $ 1.000    $ 1.000       $ 1.000   $ 1.000  $ 1.000
                         =======  =======  =======  =======    =======       =======   =======  =======
Total Return............    3.03%    3.13%    3.04%    3.15%      3.12%(c)      3.15%     3.22%    1.95%
RATIOS/SUPPLEMENTAL
 DATA:
 Net Assets at end of
  period (000).......... $28,657  $62,084  $27,926  $55,429    $17,116       $43,611   $57,640  $60,923
 Ratio of expenses to
  average net assets....    0.60%    0.50%    0.62%    0.52%      0.68%(b)      0.54%     0.54%    0.57%
 Ratio of net investment
  income to average net
  assets................    2.97%    3.07%    3.00%    3.10%      2.82%(b)      3.11%     3.15%    1.93%
 Ratio of expenses to
  average net assets*...    0.98%    0.73%    0.97%    0.72%      1.03%(b)      0.74%     0.74%    0.77%
 Ratio of net investment
  income to average net
  assets*...............    2.59%    2.85%    2.65%    2.90%      2.47%(b)      2.91%     2.95%    1.73%

--------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Effective April 1, 1996, the Fund's existing shares, which were previously unclassified, were designated as Premier Shares, and the Fund commenced offering Classic Shares.
(b) Annualized.
(c) Represents total return for the Premier Shares for the period from August 1, 1995 to March 31, 1996 plus the total return for the Classic Shares for the period from April 1, 1996 to July 31, 1996. Total return for the Classic Shares for the period April 1, 1996 (commencement of operations) to July 31, 1996 was 0.95%.

                      See notes to financial statements.

INVESTMENT ADVISOR
[LOGO OF AMSOUTH(R) APPEARS HERE]

AmSouth Bank
1901 Sixth Avenue North
Birmingham, AL 35203

Investment Sub-Advisors
(Equity Income Fund Only)
Rockhaven Asset Management, LLC
100 First Avenue, Suite 1050
Pittsburgh, PA 15222

(Capital Growth Fund Only)
Peachtree Asset Management
A Division of Smith Barney
Mutual Funds Management, Inc.
One Peachtree Center
Atlanta, GA 30308

(Small Cap Fund Only)
Sawgrass Asset Management, LLC
4337 Pablo Oaks Court
Jacksonville, FL 32224

DISTRIBUTOR
BISYS Fund Services
3435 Stelzer Road
Columbus, OH 43219

LEGAL COUNSEL
Ropes & Gray
One Franklin Square
1301 K Street, N.W.
Suite 800 East
Washington, DC 20005

TRANSFER AGENT
BISYS Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, OH 43219

AUDITORS
Pricewaterhouse Coopers LLP
100 East Broad Street
Columbus, OH 43215


                                -------------
                                   AMSOUTH
                                -------------
                                 MUTUAL FUNDS
                                --------------

                                 ANNUAL REPORT
                                 July 31, 1998


                       [LOGO OF AMSOUTH(R) APPEARS HERE]
                                 AMSOUTH BANK
                              Investment Advisor

9/98